As Filed with the Securities and Exchange Commission on April 29, 2005
                    Registration Nos.: 333-25289; 811-08183
 ------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        PRE-EFFECTIVE AMENDMENT NO.     ( )
                      POST-EFFECTIVE AMENDMENT NO. 15   (X)
                                     and/or
                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940
                              Amendment No. 16          (X)
                        (Check appropriate box or boxes)

                       VARIABLE ANNUITY-1 SERIES ACCOUNT
                           (Exact name of Registrant)
               FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                              (Name of Depositor)
                           50 Main Street, 9th Floor
                          White Plains, New York 10606
        (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033

                              William T. McCallum
                     President and Chief Executive Officer
             c/o First Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                       Greenwood Village, Colorado 80111
                    (Name and Address of Agent for Service)

                                    Copy to:
                             James F. Jorden, Esq.
                                Jorden Burt LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East
                          Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Upon the effective date of this Registration Statement.

Title of securities being registered: Flexible Premium Deferred Variable Annuity Contracts.

It is proposed that this filing will become effective (check appropriate space)

        Immediately upon filing pursuant to paragraph (b) of Rule 485.
------
  X     On May 1, 2005, pursuant to paragraph (b) of Rule 485.
-----
        60 days after filing pursuant to paragraph (a)(1) of Rule 485.
------
        On _________, 2005, pursuant to paragraph (a)(1) of Rule 485.
------

If appropriate, check the following:
___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            Schwab Select Annuity(R)
             A flexible premium deferred variable and fixed annuity
                                    Issued by
                First Great-West Life & Annuity Insurance Company

--------------------------------------------------------------------------------
Overview
This Prospectus describes the Schwab Select Annuity--a flexible premium deferred annuity contract (the "Contract") which allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. This Contract is issued on a group basis by First Great-West Life & Annuity Insurance Company ("we, us or First GWL&A").

How to Invest

The minimum initial Contribution is:
  o    $5,000,
  o    $2,000 if an Individual Retirement Account  ("IRA"), or
  o    $1,000 if subsequent Contributions are made via Automatic Contribution
       Plan.
The minimum subsequent Contribution is:
  o    $500 per Contribution, or
  o    $100 per Contribution if made via Automatic Contribution Plan.

Allocating Your Money


When you contribute money to the Schwab Select Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account which invest in the following Portfolios:

o AIM V.I. Core Stock Fund - Series I Shares (formerly INVESCO VIF - Core Equity Fund)
o AIM V.I High Yield Fund - Series I Shares (formerly INVESCO VIF - High Yield
  Fund)*
o AIM V.I. Technology Fund - Series I Shares (formerly INVESCO VIF Technology
  Fund)
o Alger American Growth Portfolio - Class O Shares
o Alger American MidCap Growth Portfolio - Class O Shares
o AllianceBernstein VPS Utility Income Portfolio - Class A Shares
o AllianceBernstein VPS Worldwide Privatization - Class A Shares
o American Century VP Balanced Fund - Original Class Shares
o American Century VP International Fund - Original Class Shares
o American Century VP Value Fund - Original Class Shares o Baron Capital Asset
  Fund: Insurance Shares
o Delaware VIP Small Cap Value Series
o Dreyfus GVIT Mid Cap Index Fund - Class II
o Dreyfus Investment Portfolios MidCap Stock Portfolio - Initial Shares
o Dreyfus Variable Investment Fund Appreciation Portfolio - Initial Shares
o Dreyfus Variable Investment Fund Developing Leaders Portfolio - Initial
  Shares*
o Dreyfus Variable Investment Fund Growth and Income Portfolio - Initial Shares
o Federated American Leaders Fund II - Primary Shares*
o Federated Fund for U.S. Government Securities II o Federated Capital Income Fund II*
o Janus Aspen Series Balanced Portfolio - Institutional Shares
o Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
o Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares
o Janus Aspen Series Growth and Income Portfolio - Institutional Shares
o Janus Aspen Series International Growth Portfolio - Institutional Shares
o Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares*
o Oppenheimer Global Securities Fund/VA o PIMCO VIT High Yield Portfolio
o PIMCO VIT Low Duration Portfolio
o PIMCO VIT Total Return Portfolio
o Pioneer Fund - Class A Shares (formerly SAFECO RST Core Equity Portfolio)
o Pioneer Growth Opportunities Fund - Class A Shares (formerly SAFECO RST Growth Opportunities Portfolio)

o Pioneer Small Cap Value Fund - Class A Shares (formerly SAFECO RST Small-Cap Value Portfolio) o Prudential Series Fund Equity Portfolio - Class II
o Schwab MarketTrack Growth Portfolio IITM
o Schwab Money Market PortfolioTM
o Schwab S&P 500 Index Portfolio (formerly Schwab S&P 500 Portfolio)
o Scudder Variable Series I Capital Growth Portfolio - Class A Shares
o Scudder Variable Series I Growth and Income - Class A Shares



Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. No person is authorized by First GWL&A to give information or to make any representation, other than those contained in this Prospectus, in connection with the Contracts contained in this Prospectus. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. Please read this Prospectus and keep it for future reference.

                   The date of this Prospectus is May 1, 2005

o Scudder Variable Series II SVS Dreman High Return Equity Portfolio - Class A Shares
o Scudder Variable Series II Large Cap Value - Class A Shares
o Scudder VIT EAFE(R) Equity Index Fund - Class A Shares (until July 25, 2005, when this Sub-Account will be liquidated)
o Scudder VIT Small Cap Index Fund - Class A Shares
o Universal Institutional Funds U.S. Real Estate Portfolio - Class I Shares
o Van Kampen LIT Comstock - Class I Shares
o Van Kampen LIT Growth & Income - Class I Shares Wells Fargo Advantage Multi Cap Value Fund (formerly Strong Multi Cap Value Fund II)*

* Effective April 29, 2005, these Portfolios were closed to new
  Contributions or Transfers.


This Prospectus does not constitute an offering in any jurisdiction in which such an offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representation in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must be relied on.

                 This Contract is not available in all states.

Until March 1, 2003, you were permitted to allocate some or all of the money you contribute to the Guarantee Period Fund. The Guarantee Period Fund allows you to select one or more Guarantee Periods that offer specific interest rates for a specific period. Effective March 1, 2003, you may no longer make Contributions or Transfers to the Guarantee Period Fund.

If you currently have amounts allocated to the Guarantee Period Fund, it may be subject to a Market Value Adjustment which may increase or decrease the amount Transferred or withdrawn from the value of a Guarantee Period if the Guarantee Period is broken prior to the Guarantee Period Maturity Date. A negative adjustment may result in an effective interest rate lower than the Contractual Guarantee of a Minimum Rate of Interest and the value of the Contribution(s) allocated to a Guarantee Period being less than the Contribution(s) made.

Sales and Surrender Charges

There are no sales, redemption, surrender or withdrawal charges under the Schwab Select Annuity.

Free Look Period

After you receive your Contract, you can look it over free of obligation for at least 10 days (up to 35 days for replacement policies), during which you may cancel your Contract.

Payout Options

The Schwab Select Annuity offers a variety of annuity payout and periodic withdrawal options. Depending on the option you select, income can be guaranteed for your lifetime, your spouse's and/or Beneficiaries' lifetime or for a specified period of time.

The Contracts are not deposits of, or guaranteed or endorsed by any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal. See "Breaking Guarantee Period" and "Market Value Adjustment" on pages 16 and 17, respectively.



For account information, please contact:
    Annuity Administration Department
    P.O. Box 173921
    Denver, Colorado 80217-3921
    800-838-0649

This Prospectus presents important information you should review before purchasing the Schwab Select Annuity. Please read it carefully and keep it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information dated May 1, 2005 (as may be amended from time to time), and filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus and is legally a part of this Prospectus. A listing of the contents of the Statement of Additional Information may be found on page 31 of this Prospectus. You may obtain a copy without charge by contacting the Annuity Administration Department at the above address or phone number. Or, you can obtain it by visiting the SEC's Internet web site (http:// www.sec.gov). This web site also contains material incorporated by reference and other information about us and other registrants that file electronically.


This Prospectus does not constitute an offering in any jurisdiction in which such an offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representation in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must be relied on.

                 This Contract is not available in all states.

--------------------------------------------------------------------------------
Table of Contents

Definitions....................................5
Summary........................................7
  How to contact Schwab Insurance Services.....7
Variable Annuity Fee Tables....................8
Example........................................9
Condensed Financial Information...............10
First Great-West Life & Annuity
Insurance Company.............................10
The Series Account............................10
The Portfolios................................10
  Meeting Investment Objectives...............17
  Where to Find More Information
  About the Portfolios........................17
  Addition, Deletion or Substitution..........17
The Guarantee Period Fund.....................17
  Investments of the Guarantee Period Fund....17
  Subsequent Guarantee Periods................18
  Breaking a Guarantee Period.................18
  Interest Rates..............................18
  Market Value Adjustment.....................18
Application and Initial Contributions.........18
Free Look Period..............................19
Subsequent Contributions......................19
Annuity Account Value.........................19
Transfers.....................................20
  Market Timing and Excessive Trading.........20
  Automatic Custom Transfers..................21
Withdrawals...................................22
  Withdrawals to Pay Investment Manager or
  Financial Advisor Fees......................23
  Tax Consequences of Withdrawals.............23
Telephone and Internet Transactions...........23
Death Benefit.................................23
  Beneficiary.................................24
  Distribution of Death Benefit...............25
Charges and Deductions........................25
  Mortality and Expense Risk Charge...........25
  Contract Maintenance Charge.................26
  Transfer Fees...............................26
  Expenses of the Portfolios..................26
  Premium Tax.................................26
  Other Taxes.................................26
Payout Options................................26
  Periodic Withdrawals........................27
  Annuity Payouts.............................27
Seek Tax Advice...............................29
Federal Tax Matters...........................29
  Taxation of Annuities.......................29
  Individual Retirement Annuities.............31
Assignments or Pledges........................32
Distribution of the Contracts.................32
Voting Rights.................................32
Rights Reserved by First GWL&A................32
Legal Proceedings.............................32
Legal Matters.................................32
Independent Registered Public Accounting Firm.32
Available Information.........................32
Table of Contents of Statement of
Additional Information........................33
Appendix A--Condensed Financial Data.........AA-1
Appendix B--Market Value Adjustments.........AB-1
Appendix C--Net Investment Factor............AC-1
Appendix D - Expenses of Each Sub-Account's
    Underlying Portfolio.....................AD-1

--------------------------------------------------------------------------------
Definitions

1035 Exchange--A provision of the Internal Revenue Code of 1986, as amended (the "Code"), that allows for the tax-free exchange of certain types of insurance contracts.

Accumulation Period--The time period between the Effective Date and the Annuity Commencement Date. During this period, you're contributing to the annuity.

Accumulation Unit--The unit of measure that we use to calculate the value of your interest in a Sub-Account.

Annuitant--The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the primary Annuitant ("Primary Annuitant").

Annuity Account--An account established by us in your name that reflects all account activity under your Contract.

Annuity Account Value--The sum of all the investment options credited to your Annuity Account--less partial withdrawals, amounts applied to an annuity payout option, periodic withdrawals, charges deducted under the Contract, and Premium Tax, if any.

Annuity Commencement Date--The date annuity payouts begin.

Annuity Individual Retirement Account (or Annuity IRA)--An annuity contract used in a retirement savings program that is intended to satisfy the requirements of
Section 408 of the Code.

Annuity Payout Period--The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Unit--An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Automatic Contribution Plan--A feature which allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary--The person(s) designated to receive any Death Benefit under the terms of the Contract.

Contingent Annuitant--The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.

Contractual Guarantee of a Minimum Rate of Interest--This is the minimum rate of interest allowed by law and is applicable to the fixed options only. It is subject to change in accordance with changes in applicable law. The minimum interest rate is equal to an annual effective rate in effect at the time the Contribution is made. This rate will be reflected in written confirmation of the Contribution.

Contribution(s)--The amount of money you invest or deposit into your annuity.

Death Benefit--The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Distribution Period--The period starting with your Payout
Commencement Date.

-------------------------------------------------------------------------------

Schwab Select Annuity Structure

                       Your Annuity Account
               |                                           |
          Variable Account                            Fixed Account
    Contains the money you contribute       Contains the money you contribute
    to variable investment options            to fixed investment options
        (the Sub-Accounts).                   (the Guarantee Period Fund)
               |                                           |
          Sub-Accounts                           Guarantee Period Fund
    Shares of the Portfolios are held      You can choose a guarantee period
    in Sub-Accounts.  There is one               of one to ten years
    Sub-Account for each Portfolio.
               |
           Portfolios



Your total Annuity Account can be made up of a variable and a fixed account.
--------------------------------------------------------------------------------


Effective Date--The date on which the first Contribution is credited to your Annuity Account.

Fixed Account Value--The value of the fixed investment option credited to you under the Annuity Account.

Guarantee Period--The number of years available in the Guarantee Period Fund during which we will credit a stated rate of interest. We may discontinue offering a period at any time for new Contributions. Amounts allocated to one or more Guarantee Periods may be subject to a Market Value Adjustment. Contract Owners with amounts invested in the Guarantee Period Fund will remain in the Fund until they choose to Transfer out, or the Guarantee Period Fund reaches maturity. At that time, the Fixed Account Value in the Guarantee Period Fund will be transferred into the Schwab Money Market Sub-Account.

Guarantee Period Fund--A fixed investment option which pays a stated rate of interest for a specified time period. As of March 1, 2003, Contract Owners may no longer allocate Contributions, or make Transfers, to the Guarantee Period Fund.

Guarantee Period Maturity Date--The last day of any Guarantee Period.

Market Value Adjustment (or MVA)--An amount added to or subtracted from certain transactions involving the Guarantee Period Fund to reflect the impact of changing interest rates.

Non-Qualified Annuity Contract--An annuity contract funded with money outside a tax qualified retirement plan.

Owner (Joint Owner) or You--The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be husband and wife as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application. If a Contract is purchased in connection with an IRA, the Owner and the Annuitant must be the same individual and a Joint Owner is not allowed.

Payout Commencement Date--The date on which annuity payouts or periodic withdrawals begin under a payout option. The Payout Commencement Date must be at least one year after the Effective Date of the Contract. If you do not indicate a Payout Commencement Date on your application, annuity payouts will begin on the first day of the month of the Annuitant's 91st birthday.

Portfolio--A registered management investment company, or portfolio thereof, in which the assets of the Annuity Account may be invested.

Premium Tax--A tax charged by a state or other governmental authority that might be assessed at the time you make a Contribution, make withdrawals, or when annuity payments begin. Currently, the Premium Tax rate in New York for annuities is 0%.

Proportional Withdrawals - A partial withdrawal made by you which reduces your Annuity Account Value measured as a percentage of each prior withdrawal against the current Annuity Account Value. A Proportional Withdrawal is determined by calculating the percentage the withdrawal represents of your Annuity Account Value at the time the withdrawal is made. For example, a partial withdrawal of 75% of the Annuity Account Value represents a Proportional Withdrawal of 75% of the total Contributions for purposes of calculating the Death Benefit under option 2 for Contracts issued on or after April 30, 2004.

Request--Any written, telephoned, fax and/or computerized or Internet instruction in a form satisfactory to First GWL&A and Charles Schwab & Co., Inc. ("Schwab") received at the Annuity Administration Department at First GWL&A (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to First GWL&A and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract.

Series Account--Variable Annuity-1 Series Account, the segregated asset account established by First GWL&A under New York law and registered as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").

Sub-Account--A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio.

Surrender Value--The value of your Annuity Account with any applicable Market Value Adjustment on the effective date of the surrender, less Premium Tax, if any.

Transaction Date--The date on which any Contribution, Transfer or other Request from you will be processed. Contributions and Requests received after 4:00 p.m. Eastern Time will be priced on the next business day. Requests will be processed and the Variable Account Value will be determined on each day that the New York Stock Exchange ("NYSE") is open for trading.

Transfer--Moving money from and among the Sub-Account(s), and from the Guarantee Period Fund.

Variable Account Value--The value of the Sub-Accounts credited to you under the Annuity Account.

--------------------------------------------------------------------------------
Summary

The Schwab Select Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options and, until March 1, 2003, a fixed investment option (the Guarantee Period Fund). The performance of your Annuity Account will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Variable Account Value could be less than the total amount of your Contributions.

Further, if you have previously directed Contribution(s) or Transfers to the Guarantee Period Fund, they may be subject to a Market Value Adjustment which may increase or decrease the amount Transferred or withdrawn from the value of a Guarantee Period if the Guarantee Period is broken prior to the Guarantee Period Maturity Date. A negative adjustment may result in an effective interest rate lower than the Contractual Guarantee of a Minimum Rate of Interest, and the value of the Contribution(s) allocated to a Guarantee Period being less than the Contribution(s) made. The Schwab Select Annuity can be purchased on a non-qualified basis or purchased and used in connection with an IRA. You can also purchase it through a 1035 Exchange from another insurance contract.

Tax deferral under IRAs arises under the Code. Tax deferral under non-qualified Contracts arises under the Contract.
--------------------------------------------------------------------------------
How to contact Schwab Insurance Services:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Schwab Insurance Services
--------------------------------------------------------------------------------
101 Montgomery Street
San Francisco, CA 94104
Attention: Insurance & Annuities Department
800-838-0649

Your initial Contribution must be at least $5,000, $2,000 if an IRA, or $1,000 if you are setting up an Automatic Contribution Plan. Subsequent Contributions must be either $500, or $100 if made through an Automatic Contribution Plan.

The money you contribute to the Contract will be invested at your direction, except during your "free look period." The duration of your free look period depends on your state law and is generally 10 days after you receive your Contract. During this period, amounts specified for allocation to the various Sub-Accounts will be allocated to the Schwab Money Market Sub-Account. Free look allocations are described in more detail on page 17 of this Prospectus.


Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals may be subject to federal income tax as well as a federal penalty tax.

When you're ready to start taking money out of your Contract, you can select from a variety of payout options, including variable and fixed annuity payouts as well as periodic withdrawal.

If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the "Death Benefit" section on page 22.

For accounts under $50,000, we deduct a $25 annual contract maintenance charge from the Annuity Account Value on each Contract anniversary date. There is no annual contract maintenance charge for accounts of $50,000 or more as of the applicable Contract anniversary date. We also deduct a mortality and expense risk charge from your Sub-Accounts at the end of each daily valuation period equal to an effective annual rate of 0.85% of the value of the net assets in your Sub-Accounts. Each Portfolio assesses a charge for management fees and other expenses. These fees and expenses are detailed in Appendix D on page AD-1 of this Prospectus.

You may cancel your Contract during the free look period by sending it to the Annuity Administration Department at First GWL&A. If you are replacing an existing insurance contract with the Contract, the free look period may be extended based on your state of residence. Free look allocations are described in more detail on page 17 of this Prospectus.


This summary highlights some of the more significant aspects of the Schwab Select Annuity. You'll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.

--------------------------------------------------------------------------------
VARIABLE ANNUITY FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or Transfer cash value between investment options. State Premium Taxes may also be deducted.

                       Contract Owner Transaction Expenses

Sales Load Imposed on Purchases:                   None
(as a percentage of purchase payments)

Surrender Charge:                                  None
(as a percentage of purchase payments)

Maximum Transfer Charge:                           $10*

*Applicable to each Transfer after the first twelve Transfers in each calendar year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge                 $25*

* The contract maintenance charge is currently waived for Contracts with an Annuity Account Value of at least $50,000 on the applicable Contract anniversary date. If your Annuity Account Value falls below $50,000, the contract maintenance charge will be reinstated until the next applicable Contract anniversary date that your Annuity Account Value is equal to or greater than $50,000.

                         Series Account Annual Expenses
               (as a percentage of average Annuity Account Value)

Mortality and Expense Risk Charge:                 0.85%

Account Fees and Expenses:                         None

Total Series Account Annual Expenses:              0.85%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses                 Minimum       Maximum

(Expenses that are deducted from Portfolio assets, including management fees, distribution and/or

service (12b-1) fees, and other expenses)                 0.31%   --    1.66%1


THE ABOVE EXPENSES FOR THE ELIGIBLE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.


--------

1 The expenses shown do not reflect any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through the dates specified in the notes to Appendix D, Expenses of Each Sub-Account's Underlying Portfolio. Other Portfolios have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Operating Expenses for all Portfolios after all fee reductions and expense reimbursements are 0.28% and 1.66%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Portfolio's prospectus.

--------------------------------------------------------------------------------
EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Series Account annual expenses, and Portfolio fees and expenses.

This example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. In addition, this example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs if you retain your Contract, annuitize your Contract or if you surrender your Contract at the end of the applicable time period would be:


        1 year        3 years       5 years        10 years
        ------        -------       -------        --------
        $262          $845          $1514          $3636


The example does not show the effect of Premium Taxes. Premium Taxes, if any, are deducted from Annuity Account Value upon full surrender, death or annuitization. The example also does not include any of the taxes or penalties you may be required to pay if you surrender your Contract.


The Variable Annuity Fee Tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See "Charges and Deductions" on page 24 of this Prospectus.

Condensed Financial Information

Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account for each calendar year since inception. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Annuity Account Value, such as the contract maintenance charge. The information in the table is included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, an independent registered public accounting firm. To obtain a more complete picture of each Sub-Account's finances and performance, you should also review the Series Account's financial statements, which are contained in the Statement of Additional Information.

--------------------------------------------------------------------------------
First Great-West Life & Annuity
Insurance Company

First GWL&A became licensed to do business in 1997. We operate in two business segments: (1) employee benefits (life, health, and 401(k) products for group clients); and (2) financial services (savings products for both public and non-profit employers and individuals, and life insurance products for individuals and businesses). We are licensed to do business in New York and Iowa.

First GWL&A is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), a life insurance company domiciled in Colorado. GWL&A is a wholly-owned subsidiary of GWL&A Financial Inc. ("GWL&A Financial"), a Delaware holding company. GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc. ("Lifeco"), a Canadian holding company. Lifeco is a subsidiary of Power Financial Corporation ("Power Financial"), a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada ("Power Corporation"), a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation.

Contact us at:
First Great-West Life & Annuity Insurance Company
50 Main Street, 9th Floor
White Plains, New York 10606
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The Series Account

We established the Variable Annuity-1 Series Account in accordance with New York laws on January 15, 1997.

The Series Account is registered with the SEC under the 1940 Act, as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income gains or losses. We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under those Contracts are, however, our general corporate obligations.

The Series Account is divided into 41 Sub-Accounts, all of which are available under your Contract. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new, or delete existing, Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to, or charged against, that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares. We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.
--------------------------------------------------------------------------------
The Portfolios

The Contract offers a number of Portfolios, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the "Portfolio Prospectuses"). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by Request.

Each Portfolio:
  o     holds its assets separate from the assets of the other Portfolios,
  o     has its own distinct investment objective and policy, and
  o     operates as a separate investment fund.

The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Portfolios have been established by investment advisers which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ.


Some of the Portfolios' investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS may also receive Rule 12b-1 fees (ranging up to 0.34% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.77% annually of the assets invested in the relevant Sub-Accoounts.


The investment objectives of the Portfolios are briefly described below:

AIM Variable Insurance Funds (formerly INVESCO Variable Investment Funds, Inc.) --advised by AIM Advisors, Inc., Houston, Texas.



AIM V.I. Core Stock Fund (formerly INVESCO VIF-Core Equity Fund) seeks to provide high total return through both growth and current income. The Fund normally invests at least 80% of its net assets in common and preferred stocks. At least 50% of common and preferred stocks which the Fund holds will be dividend-paying. Stocks selected for the Fund are generally expected to produce income and consistent, stable returns. Although the Fund focuses on the stocks of larger companies with a history of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States. It may, however, invest in foreign securities in the form of American Depositary Receipts ("ADRs"). This fund is sub-advised by INVESCO Institutional (N.A.), Inc.

AIM V.I. High Yield Fund (formerly INVESCO VIF-High Yield Fund) seeks to achieve a high level of current income and normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds." In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities. Effective April 29, 2005, this Portfolio was closed to new Contributions or Transfers.


AIM V.I. - Technology Fund (formerly INVESCO VIF - Technology Fund) seeks capital growth and normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. At any given time, 20% of the Fund's assets is not required to be invested in the sector. As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly.

The Alger American Fund--advised by Fred Alger Management, Inc. of New York, New York.


Alger American Growth Portfolio - Class O Shares seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater.


Alger American MidCap Growth Portfolio - Class O Shares seeks long-term capital appreciation. It focuses on midsized companies with promising growth potential. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell MidCap Growth Index.

AllianceBernstein Variable Products Series Fund, Inc.--advised by Alliance Capital Management, L.P., New York, New York.



AllianceBernstein VPS Utility Income Portfolio - Class A Shares seeks current income and capital appreciation by investing primarily in equity and fixed-income securities of companies in the utilities industry. The Portfolio invests primarily in income-producing securities. Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities of companies in the utilities industry. The Portfolio invests in securities of utility companies in the electric, telecommunications, gas, and water utility industries. The Portfolio may invest in both U.S. and foreign utility companies, although the Portfolio will limit its investments in issuers in any one foreign country to no more than 15% of its total assets. The Portfolio may invest up to 35% of its net assets in lower-rated securities and up to 30% of its net assets in convertible securities.

AllianceBernstein VPS Worldwide Privatization Portfolio - Class A Shares seeks long-term capital appreciation. As a fundamental policy, the Portfolio invests at least 65% of its total assets in equity securities issued by enterprises that are undergoing, or have undergone, privatization (as described below). However, under normal circumstances, the Portfolio will invest at least 80%, and normally substantially all, of its net assets in securities of enterprises that are undergoing or have undergone privatizations and in securities of companies believed by Alliance to be beneficiaries of privatizations. For purposes of this policy, net assets includes any borrowings for investment purposes. The Portfolio is designed for investors desiring to take advantage of investment opportunities, historically inaccessible to U.S. individual investors, that are created by privatizations of state enterprises in both established and developing economies. These companies include those in Western Europe and Scandinavia, Australia, New Zealand, Latin America, Asia, Eastern and Central Europe and, to a lesser degree, Canada and the United States.

American Century Variable Portfolios, Inc.--advised by American Century(R) Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.


American Century VP Balanced Fund - Original Class Shares seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.


American Century VP International Fund - Original Class Shares seeks long-term capital growth by investing primarily in equity securities of foreign companies. The Fund invests primarily in securities of issuers in developed countries.


American Century VP Value Fund - Original Class Shares seeks long-term capital growth. Income is a secondary objective. The fund managers look for companies whose stock price is less than they believe the company is worth. The managers attempt to purchase stock of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

Baron Capital Funds Trust--advised by BAMCO, Inc. of New York, New York.



Baron Capital Asset Fund - Insurance Shares seeks capital appreciation through investments in small and medium sized companies with undervalued assets or favorable growth prospects. The Fund invests primarily in small sized companies with market capitalizations of under $2.5 billion and medium sized companies with market values of $2.5 billion to $5 billion.


Delaware VIP Trust--advised by Delaware Management Company, Philadelphia, Pennsylvania.



Delaware VIP Small Cap Value Series - Standard Class seeks capital appreciation by investing, under normal circumstances, at least 80% of the Series' net assets in investments of small companies, those having a market capitalization generally less than $2 billion at the time of purchase. Our focus will be on value stocks, defined as stocks whose price is historically low relative to underlying value or future earnings and growth potential. Among other factors, the Series considers the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company which might suggest a more favorable outlook going forward.


Dreyfus Investment Portfolios--advised by The Dreyfus Corporation of New York, New York.



Dreyfus Investment Portfolios MidCap Stock Portfolio - Initial Shares seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400(R) Index. To pursue this goal, the portfolio normally invests at least 80% of its assets in stocks of mid-size companies. The portfolio invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management.


Dreyfus Variable Investment Fund--advised by The Dreyfus Corporation of New York, New York. The Dreyfus Variable Investment Fund Appreciation Portfolio is sub-advised by Fayez Sarofim & Co.



Dreyfus Variable Investment Fund Appreciation Portfolio - Initial Shares seeks to provide long-term capital growth consistent with the preservation of capital; current income is its secondary goal. To pursue these goals, the Portfolio invests in common stocks. The portfolio focuses on "blue-chip" companies with total market values of more than $5 billion at the time of purchase, including multinational companies. Fayez Sarofim & Co. is the sub-adviser to this Portfolio and, as such, provides day-to-day management.

Dreyfus Variable Investment Fund Developing Leaders Portfolio - Initial Shares seeks capitalgrowth. To pursue this goal, the portfolio normally invests at least 80%of its assets in the stocks of companies Dreyfus believes to be developing leaders: those characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the portfolio primarily invests in small companies with total market capitalizations of less than $2 billion at the time of purchase. Effective April 29, 2005, this Portfolio was closed to new Contributions or Transfers.

Dreyfus Variable Investment Fund Growth and Income Portfolio - Initial Shares seeks to provide long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue this goal, the portfolio invests primarily in stocks of domestic and foreign issuers.

Federated Insurance Series--advised by Federated Equity Management Company of Pennsylvania.

Federated American Leaders Fund II - Primary Shares seeks to achieve long-term growth of capital as a primary objective and seeks to provide income as a secondary objective by investing primarily (under normal circumstances) in common stocks of "blue chip" companies. Effective April 29, 2005, this Portfolio was closed to new Contributions or Transfers.


Federated Fund for U.S. Government Securities II seeks to provide current income by investing primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.


Federated Capital Income Fund II seeks to provide high current income and moderate capital appreciation by investing primarily in both equity and fixed income securities that have high relative income potential. Effective April 29, 2005, this Portfolio was closed to new Contributions or Transfers.

Gartmore Variable Insurance Trust--advised by Gartmore Mutual Fund Capital Trust of Delaware, and sub-advised by The Dreyfus Corporation of New York, New York.


Dreyfus GVIT Mid Cap Index Fund - Class II seeks capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P MidCap 400(R) Index and in derivative instruments linked to the index.


Janus Aspen Series--advised by Janus Capital Management LLC of Denver, Colorado.



Janus Aspen Series Balanced Portfolio - Institutional Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income senior securities.



Janus Aspen Series Flexible Bond Portfolio(formerly Flexible Income Portfolio) - Institutional Shares seeks to obtain maximum total return consistent with preservation of capital. The Portfolio invests in a wide variety of income-producing securities such as corporate bonds and notes, government securities, including agency securities, and preferred stock. As a fundamental policy, the Portfolio will invest at least 80% of its assets in income-producing securities. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion. For the Portfolio's 80% policy, net assets will take into account borrowings for investment purposes. Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign debt and equity securities.


Janus Aspen Series Large Cap Growth Portfolio(formerly Growth Portfolio) - Institutional Shares seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000 Index at the time of purchase. For the Portfolio's 80% policy, net assets will take into account borrowings for investment purposes. Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 20% of its net assets. Janus Aspen Series Growth and Income Portfolio - Institutional Shares seeks long-term capital growth and current income. The Portfolio will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.



Janus Aspen Series International Growth Portfolio - Institutional Shares seeks long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the U.S. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the U.S., it may at times invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in fewer than five countries or even a single country.

Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of any size located throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the U.S. The Portfolio may at times, under unusual circumstances, invest in fewer than five countries or even a single country. Effective April 29, 2005, this Portfolio was closed to new Contributions or Transfers.




Oppenheimer Variable Account Funds--advised by OppenheimerFunds, Inc. of New York, New York.


Oppenheimer Global Securities Fund/VA seeks long term capital appreciation by investing a substantial portion of assets in securities of foreign issues, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

PIMCO Variable Insurance Trust--advised by Pacific Investment Management Company LLC of Newport Beach, California.



PIMCO VIT High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment object by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of high-yield securities ("junk bonds") rated below investment grade but rated at least Caa by Moody's or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Portfolio's assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Portfolio normally varies within a two-to-six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will hedge at least 75% of its exposure to the foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.



PIMCO VIT Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


PIMCO VIT Total Return Portfolio seeks maximum total return, consistent with preservation of capital. To achieve its investment objective the Portfolio invests, under normal circumstances, at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar -denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset -backed securities. The Portfolio may not invest in equity securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally a rises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Pioneer Investments, Inc.-- advised by Pioneer Investment Management, Inc. of Boston, Massachusetts.



Pioneer Fund (formerly SAFECO RST Core Equity Portfolio) seeks long-term capital growth and reasonable current income. To achieve its objective, under normal circumstances the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and, to a much lesser extent, invests in equity-related securities.


Pioneer Growth Opportunities Fund (formerly SAFECO Growth Opportunities Portfolio) seeks growth of capital. To achieve its objective, under normal circumstances the Portfolio invests most of its assets in common stocks of companies the advisor considers to be reasonably priced or undervalued, with above average growth potential.


Pioneer Small Cap Value Fund (formerly SAFECO RST Small-Cap Value Portfolio) seeks long-term growth of capital through investing mainly in small sized companies. To achieve its objective, under normal circumstances the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of companies with total market capitalization at the time of investment of less than 1.5 billion.

Prudential Series Fund, Inc.--advised by the Prudential Investments LLC of Newark, New Jersey.

Prudential Series Fund Equity Portfolio - Class II seeks capital appreciation through investment primarily in common stocks of companies, including major established corporations as well as smaller capitalization companies, that appear to offer attractive prospects of price appreciation that are superior to broadly-based stock indices. Current income, if any, is incidental.

Schwab Annuity Portfolios--advised by Charles Schwab Investment Management, Inc. of San Francisco, California.


Schwab MarketTrack Growth Portfolio IITM seeks to provide high capital growth with less volatility than an all stock portfolio by investing in a mix of stocks, bonds, and cash equivalents either directly or through investment in other mutual funds.


Schwab Money Market PortfolioTM seeks the highest current income consistent with liquidity and stability of capital. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share.


Schwab S&P 500Index Portfolio (formerly Schwab S&P 500 Portfolio) seeks to track the price and dividend performance (total return) of stocks of U.S. companies, as represented in the Standard & Poor's Composite Index of 500 stocks.


Scudder Variable Series I and Variable Series II--advised by Deutsche Investment Management Americas, Inc. of New York, New York.


Scudder Variable Series I Capital Growth Portfolio - Class A Shares seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests at least 65% of total assets in common stocks of U.S. companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the S&P 500 Index or the Russell 1000 Growth Index.


Scudder Variable Series 1 Growth and Income Portfolio -Class A Shares seeks long-term growth of capital, current income and growth of income. The Portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the Portfolio can invest in companies of any size and from any country, it invests primarily in large U.S. companies.

Scudder Variable Series II SVS Dreman High Return Equity Portfolio - Class A Shares seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The portfolio focuses on stocks of large US companies that are similar in size to the companies in the S&P 500 Index (as of December 31, 2003, the S&P 500 Index had a median market capitalization of $9.03 billion) and that the portfolio managers believe are undervalued. The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index. Although the portfolio can invest in stocks of any economic sector, at times it may emphasize the financial services sector or other sectors (in fact, it may invest more than 25% of total assets in a single sector). The portfolio managers begin by screening for stocks whose price-to-earnings ratios are below the average for the S&P 500 Index. The managers then compare a company's stock price to its book value, cash flow and yield, and analyze individual companies to identify those that are financially sound and appear to have strong potential for long-term growth and income.

Scudder Variable Series II Large Cap Value - Class A Shares seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000 Value Index and that the portfolio managers believe are undervalued. These are typically companies that have been sound historically but are temporarily out of favor. The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index. Although the portfolio can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize the financial services sector or other sectors. In fact, it may invest more than 25% of total assets in a single sector.


The Scudder Investment VIT Funds are advised by Deutsche Asset Management, Inc. of New York, New York, and sub-advised by Northern Trust Investments, N.A. of Chicago, Illinois.




Scudder VIT EAFE(R) Equity Index Fund - Class A Shares seeks to replicate, as closely as possible, before expenses, the performance of the MSCI EAFE(R) Index, which emphasizes stocks of companies in major markets in Europe, Australasia, and the Far East. Under normal circumstances, the Fund intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the MSCI EAFE(R) Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the MSCI EAFE(R) Index.


The Board of Trustees of Scudder Investments VIT Funds voted to liquidate and terminate the EAFE Equity Index Fund effective July 25, 2005 (the "Closing Date"). Accordingly, the VIT EAFE Equity Index Fund will redeem involuntarily any shares that are outstanding on the Closing Date. Owners may transfer, without incurring a fee, assets invested in this Sub-Account to another Sub-Account. On the Closing Date, First GWL&A will transfer any amounts in the Scudder VIT EAFE Equity Index Fund Sub-Account to the Schwab Money Market PortfolioTM Sub-Account.


Scudder VIT Small Cap Index Fund - Class A Shares seeks to replicate, as closely as possible, before expenses, the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. Under normal circumstances, the Fund intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the Russell 2000 Index.


The Universal Institutional Funds, Inc.--advised by Morgan Stanley Investment Management Inc. ("MSIM") of New York, New York. MSIM does business in certain instances as "Van Kampen."


Universal Institutional Funds U.S. Real Estate Portfolio - Class I Shares seeks above average current income and long-term capital appreciation by investing primarily in equity securities of companies engaged in the U.S. real estate industry, including real estate investment trusts.


Van Kampen Life Investment Trust -- advised by Van Kampen Asset Management, a wholly-owned subsidiary of Van Kampen Investments, Inc.

Van Kampen LIT Comstock - Class I Shares seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. In selecting securities for investment, the Portfolio focuses primarily on the security's potential for capital growth and income. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies. The Portfolio's investment adviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations.

Van Kampen LIT Growth & Income - Class I Shares seeks long-term growth of capital and income. The portfolio, under normal market conditions, achieves the investment objective by investing primarily in income- producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated within the four highest grades assigned by Standard & Poor's ("S&P") or by Moody's Investors Service, Inc. ("Moody's"). In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth and income. The Portfolio's investment adviser may focus on larger capitalization companies that it believes possess characteristics for improved valuation. The Portfolio's investment adviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company.

Wells Fargo Variable Trust (formerly The Strong Variable Insurance Funds, Inc.)
 --advised by Wells Fargo Funds Management, LLC of San Francisco, California, and sub-advised by Wells Capital Management Incorporated, of San Francisco, California.


Wells Fargo Advantage Multi Cap Value Fund (formerly The Strong Multi Cap Value Fund II) seeks long-term capital appreciation by investing in equity securities that the Fund's manager believes are undervalued relative to the market based on discounted earnings, cash flow or asset value. The Fund may invest in equity securities of companies of any market capitalization, and at times the Fund may emphasize one or more particular sectors. The Fund's manager specifically looks for companies whose prices may benefit from a positive dynamic of change, such as a new management team, a new product or service, a corporate restructuring, an improved business plan, industry consolidation or positive timing in the business cycle. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Effective April 29, 2005, this Portfolio was closed to new Contributions or Transfers.




Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios

Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained without charge from the Schwab Insurance Center.
The Portfolio Prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution

First GWL&A does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments.

First GWL&A and GWFS Equities, Inc. ("GWFS") reserve the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio's shares. Any share substitution will comply with the requirements of the 1940 Act.

If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio's elimination. Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.

If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. If a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the eliminated Sub-Account.
--------------------------------------------------------------------------------
The Guarantee Period Fund

The Guarantee Period Fund is not part of the Series Account. Amounts allocated to the Guarantee Period Fund are deposited to, and accounted for, in a non-unitized market value separate account. As a result, you do not participate in the performance of the assets through unit values. As of March 1, 2003, Contract Owners may no longer allocate Contributions, or make Transfers, to the Guarantee Period Fund.

Consequently, these assets accrue solely to the benefit of First GWL&A and any gain or loss in the non-unitized market value separate account is borne entirely by First GWL&A. You will receive the Contract guarantees made by First GWL&A for amounts you contribute to the Guarantee Period Fund.

Each Guarantee Period has its own stated rate of interest and maturity date determined by the date the Guarantee Period was established and the term you choose.

The value of amounts in each Guarantee Period equals Contributions plus interest earned, less any Premium Tax, amounts distributed, withdrawn (in whole or in part), amounts Transferred or applied to an annuity option, periodic withdrawals and charges deducted under the Contract. If a Guarantee Period is broken, a Market Value Adjustment may be assessed (please see "Breaking a Guarantee Period" on page 16). Any amount withdrawn or Transferred prior to the Guarantee Period Maturity Date will be paid in accordance with the Market Value Adjustment formula. You can read more about Market Value Adjustments on page 17.

Investments of the Guarantee Period Fund

We use various techniques to invest in assets that have similar characteristics to our general account assets--especially cash flow patterns. We will primarily invest in investment-grade fixed income securities including:

  o Securities issued by the U.S. Government or its agencies or instrumentalities, which may or may not be guaranteed by the U.S. Government,


  o Debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investment Services, Inc. (Aaa, Aa, A or Baa), Standard & Poor's Corporation (AAA, AA, A or BBB) or any other nationally recognized rating service,
  o Other debt instruments, including, but not limited to, issues of banks or bank holding companies and of corporations, which obligations--although not rated by Moody's, Standard & Poor's, or other nationally recognized rating firms--are deemed by us to have an investment quality comparable to securities which may be purchased as stated above, and/or
  o Commercial paper, cash or cash equivalents and other short-term investments having a maturity of less than one year which are considered by us to have investment quality comparable to securities which may be purchased as stated above.

In addition, we may invest in futures and options solely for non-speculative hedging purposes. We may sell a futures contract or purchase a put option on futures or securities to protect the value of securities held in or to be sold for the general account or the non-unitized market value separate account if the securities prices are anticipated to decline. Similarly, if securities prices are expected to rise, we may purchase a futures contract or a call option against anticipated positive cash flow or may purchase options on securities.

The above information generally describes the investment strategy for the Guarantee Period Fund. However, we are not obligated to invest the assets in the Guarantee Period Fund according to any particular strategy, except as may be required by New York and other state insurance laws. The stated rate of interest that we establish will not necessarily relate to the performance of the non-unitized market value separate account.

Subsequent Guarantee Periods

Contract Owners with amounts invested in the Guarantee Period Fund will remain in the Fund until they choose to Transfer out, or the Guarantee Period Fund reaches maturity. At that time, the Fixed Account Value in the Guarantee Period Fund will be transferred into the Schwab Money Market Sub-Account.

Breaking a Guarantee Period

In general, if you begin annuity payouts, Transfer or withdraw prior to the Guarantee Period Maturity Date, you are breaking a Guarantee Period. When we receive a Request to break a Guarantee Period and you have another Guarantee Period that is closer to its maturity date, we will break that Guarantee Period first.

If you break a Guarantee Period, you may be assessed an interest rate adjustment called a Market Value Adjustment.

Interest Rates

The declared annual rates of interest are guaranteed throughout the Guarantee Period. The stated rate of interest must be at least equal to the Contractual Guarantee of a Minimum Rate of Interest, but First GWL&A may declare higher rates.

We guarantee an effective yearly interest rate that complies with the non-forfeiture law that is in effect on the issue date for the state of New York. As explained above, a negative Market Value Adjustment may result in an effective interest rate lower than the Guaranteed Interest Rate applicable to this Contract and the value of the Contribution(s) allocated to the Guarantee Period being less than the Contribution(s) made.

The determination of the stated interest rate is influenced by, but does not necessarily correspond to, interest rates available on fixed income investments which First GWL&A may acquire using funds deposited into the Guarantee Period Fund. In addition, First GWL&A considers regulatory and tax requirements, sales and administrative expenses, general economic trends and competitive factors in determining the stated interest rate.

Market Value Adjustment

Amounts you have allocated to the Guarantee Period Fund may be subject to an interest rate adjustment called a Market Value Adjustment if, six months or more before a Guarantee Period Fund's Maturity Date, you:

  o surrender your investment in the Guarantee Period Fund,
  o Transfer money from the Guarantee Period Fund,
  o partially withdraw money from the Guarantee Period Fund,
  o apply amounts from the Fund to purchase an annuity to receive payouts from your account, or
  o take a periodic withdrawal.

The Market Value Adjustment will not apply to any Guarantee Period having fewer than six months prior to the Guarantee Period Maturity
Date in each of the following situations:

  o Transfer to a Sub-Account offered under this Contract,
  o surrenders, partial withdrawals, annuitization or periodic withdrawals, or
  o a single sum payout upon death of the Owner or Annuitant.

A Market Value Adjustment may increase or decrease the amount payable on the above-described distributions. The formula for calculating Market Value Adjustments is detailed in Appendix B. Appendix B also includes examples of how Market Value Adjustments work.
--------------------------------------------------------------------------------
Application and Initial Contributions

The first step to purchasing the Schwab Select Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000, $2,000 if an IRA, or $1,000 if you are setting up an Automatic Contribution Plan. Initial Contributions can be made by check (payable to First GWL&A) or transferred from a Schwab brokerage account.

If your application is complete, your Contract will be issued and your Contribution will be credited within two business days after receipt at the Annuity Administration Department at First GWL&A. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, the Annuity Administration Department will complete the application from information Schwab has on file or contact you by telephone to obtain the required information. If the information necessary to complete your application is not received within five business days at the Annuity Administration Department, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.
--------------------------------------------------------------------------------
Free Look Period

During the free look period (ten days or longer where required by law), you may cancel your Contract. During the free look period, all Contributions will first be allocated to the Schwab Money Market Sub-Account until the end of the free look period. After the free look period is over, the Variable Account Value held in the Schwab Money Market Sub-Account will be allocated to the Sub-Accounts you selected on your application. As of March 1, 2003, you may no longer make new Contributions to the Guarantee Period Fund.

During the free look period, you may change the Sub-Accounts in which you'd like to invest as well as your allocation percentages. Any changes you make during the free look period will take effect after the free look period has expired. Contracts returned during the free look period will be void from the date we issued the Contract and the greater of the following will be refunded:

  o     Contributions less withdrawals and distributions, or
  o     Annuity Account Value.

If you exercise the free look privilege, you must return the Contract to the Annuity Administration Department at First GWL&A.
--------------------------------------------------------------------------------
Subsequent Contributions

Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500, or $100 if made via an Automatic Contribution Plan. Total Contributions may exceed $1,000,000 with our prior approval. Additional Contributions will be priced and credited on the date received by the Annuity Administration Department at First GWL&A if received before 4:00 p.m. Eastern Time on any day the NYSE is open for business. Additional Contributions received after 4:00 p.m. Eastern Time will be priced and credited on the next business day the NYSE is open for business.

Subsequent Contributions can be made by check or via an Automatic Contribution Plan directly from your bank or savings account. You can designate the date you'd like your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to First GWL&A.

You'll receive a confirmation of each Contribution you make upon its acceptance. First GWL&A reserves the right to modify the limitations set forth in this section.
--------------------------------------------------------------------------------
Annuity Account Value

Prior to the Annuity Commencement Date, your Annuity Account Value is the sum of your Variable and Fixed Account Values established under your Contract. Before your Annuity Commencement Date, the Variable Account Value is the total dollar amount of all Accumulation Units credited to you for each Sub-Account.

Initially, the value of each Accumulation Unit was set at $10.00. Each Sub-Account's value prior to the Annuity Commencement Date is equal to:

o net Contributions allocated to the corresponding Sub-Account,
o plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,
o minus the daily mortality and expense risk charge,
o minus any applicable reductions for the Contract Maintenance Charge deducted on the Contract anniversary date,
o minus any applicable Transfer fees, and
o minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account's assets is determined at the end of each day that the NYSE is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the NYSE (generally 4:00 p.m. Eastern Time) on each valuation date and ends at the close of the NYSE on the next succeeding valuation date. T

The Variable Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Variable Account Values to a Sub-Account you will be credited with variable Accumulation Units in that Sub-Account. The number of Accumulation Units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.

Each Sub-Account's Accumulation Unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account's net investment factor for the valuation period. The formula used to calculate the net investment factor is discussed in Appendix C. Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation ("SIPC").

--------------------------------------------------------------------------------
Transfers

Prior to the Annuity Commencement Date you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts, and from the Guarantee Periods, by Request to the Annuity Administration Department at First GWL&A. Your Request must specify:

  o   the amounts being Transferred,
  o the Sub-Account(s) and/or Guarantee Period(s) from which the Transfer is to be made, and
  o   the Sub-Account(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts and from the Guarantee Period Fund during any calendar year, but as of March 1, 2003, Contract Owners may no longer make Transfers to the Guarantee Period Fund. We reserve the right to limit the number of Transfers you make. See, "Market Timing and Excessive Trading" below regarding possible Portfolio restrictions on Transfers.

There is no charge for the first 12 Transfers each calendar year, but there will be a charge of $10 for each additional Transfer made. The charge will be deducted from the amount Transferred. All Transfers made on a single Transaction Date will count as only one Transfer toward the 12 free Transfers. However, if a one-time rebalancing Transfer also occurs on the Transaction Date (a rebalancing Transfer that is not quarterly, semi-annual or annual), it will be counted as a separate and additional Transfer. See "Rebalancer" on page 21for more details.

A Transfer generally will be priced and credited on the date the Request for Transfer is received by the Annuity Administration Department at First GWL&A if received before 4:00 p.m. Eastern Time on any day we and the NYSE are open for business. Transfer Requests received after 4:00 p.m. Eastern Time will be effective on the next business day we and the NYSE are open for business. Under current tax law, there will not be any tax liability to you if you make a Transfer.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and Internet are genuine, such as:

  o requiring some form of personal identification prior to acting on instructions,
  o providing written confirmation of the transaction, and/or
  o tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being Transferred. The purchase and/or cancellation of such units is made using the Variable Account Value as of the end of the valuation date on which the Transfer is effective.

Transfers among the Sub-Accounts may also be subject to certain terms and conditions imposed by the Portfolios that could result in a Transfer Request being rejected or the pricing for that Transfer delayed. Please review the respective Portfolio Prospectus for details on any Portfolio level restrictions.

When you make a Transfer from amounts in a Guarantee Period before the Guarantee Period Maturity Date, the amount Transferred may be subject to a Market Value Adjustment as discussed on page 17. If you Request in advance to Transfer amounts from a maturing Guarantee Period upon maturity, your Transfer will not count toward the 12 free Transfers and no Transfer fees will be charged.

Market Timing & Excessive Trading

The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio's portfolio securities and the reflection of that change in the Portfolio's share price.
In addition, frequent or unusually large transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.


We maintain procedures designed to discourage market timing and excessive trading by Owners. As part of those procedures, we will rely on the Portfolios to monitor for such activity. If such activity is identified by a Portfolio, we will request a determination from the Portfolio as to whether such activity constitutes improper trading. If the Portfolio determines that the activity constitutes improper trading, Charles Schwab & Co. or the Company will contact the Owner via telephone and/or in writing to request that the Owner stop market timing and/or excessive trading immediately. We will then provide a subsequent report of the Owner's trading activity to the Portfolio. If the Portfolio determines that the Owner has not ceased improper trading, we will contact the Owner by telephone and/or in writing to inform the Owner that all Transfer Requests must be submitted to Great-West via a paper form that is mailed through U.S. mail ("U.S. Mail Restriction"); the Owner will not be permitted to make Transfer Requests via overnight mail, fax, the web, voice response unit, or the call center. Once the U.S. Mail Restriction has been in place for one hundred eighty (180) days, the restricted Owner may request that we lift the U.S. Mail Restriction by signing, dating and returning a form to us whereby the individual acknowledges the potentially harmful effects of improper trading on Portfolios and other investors, represents that no further improper trading will occur, and acknowledges that we may implement further restrictions, if necessary, to stop improper trading by the individual.

Please note that our market timing procedures are such that we do not impose trading restrictions unless or until the applicable underlying Portfolio first detects and notifies us of potential market timing or excessive trading activity. Accordingly, we cannot prevent all market timing or excessive trading transfer activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent the Portfolios do not detect and notify us of market timing and/or excessive trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.


We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. In addition, we do not enter into agreements with Owners whereby we permit market timing or excessive trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any such policies and procedures. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage market timing and excessive trading. For example, a Portfolio may impose a redemption fee. Owners should also be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in market timing or excessive trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner's Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.


You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The nature of such orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the underlying Portfolios may not be able to detect potential market timing and/or excessive trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.


Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any Sub-Account to any other Sub-Account. These systematic Transfers may be used to Transfer values from the Schwab Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in dollar cost averaging.
You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9th, your first Transfer will be made on April 9th and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

                                       21
--------------------------------------------------------------------------------
How dollar cost averaging works:
 -------- ---------     --------   --------
 -------  Contribution  Units      Price
 Month                  Purchased  per
                                   unit
 -------- ---------    --------  --------
 -------- ---------    --------  --------
 Jan.     $250           10       $25.00
 -------- ---------    -------- --------
 -------- ---------    -------- --------
           250           12        20.83
 Feb.
 -------- ---------    -------- --------
 -------- ---------    -------- --------
           250           20        12.50
 Mar.
 -------- ---------    -------- --------
 -------- ---------    -------- --------
 Apr.      250           20        12.50
 -------- ---------    -------- --------
 -------- ---------    -------- --------
 May       250           15        16.67
 -------- ---------    -------- --------
 -------- ---------    -------- --------
 June      250           12        20.83
 -------- ---------    -------- --------
 Average market value per unit $18.06
 Investor's average cost per unit $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1,500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.
--------------------------------------------------------------------------------

If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the annuity. Dollar cost averaging Transfers are not included in the twelve free Transfers allowed in a calendar year.
Dollar cost averaging Transfers must meet the following conditions
  o The minimum amount that can be Transferred out of the selected Sub-Account is $100, and

  o You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percent of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.

You may not participate in dollar cost averaging and rebalancer at the same time. First GWL&A reserves the right to modify, suspend or terminate dollar cost averaging at any time.

Rebalancer

Over time, variations in each Sub-Account's investment results will change your asset allocation plan percentages. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in rebalancer.
--------------------------------------------------------------------------------
How rebalancer works:
--------------------------------------------------------------------------------
Suppose you purchased your annuity by allocating 60% of your initial contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:

Stocks  60%
   Large Company  30%
   Small Company  15%
   International  15%
Bonds  30%
Cash   10%


Now assume that stock portfolios outperform bond portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:

   Stocks  75%
   Large Company  35%
   Small Company  20%
   International  20%
Bonds  20%
Cash    5%


Rebalancer automatically reallocates your Variable Account Value to maintain your desired asset allocation. In this example, the portfolio would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.
--------------------------------------------------------------------------------
You can set up rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request. One-time rebalancer Transfers count toward the twelve free Transfers allowed in a calendar year.

If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you request quarterly Transfers on January 9th, your first Transfer will be made on April 9th and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. Quarterly, semi-annual and annual Transfers will not count toward the 12 free Transfers.

On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The rebalancer option will terminate automatically when you start taking payouts from the Contract. You may not participate in dollar cost averaging and rebalancer at the same time.
--------------------------------------------------------------------------------
Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a written withdrawal Request to the Annuity Administration Department at First GWL&A. Withdrawals are not permitted by telephone, fax or Internet.

Withdrawals are subject to the rules below and federal or state laws, rules or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, with any applicable Market Value Adjustment on the effective date of the withdrawal, less any applicable Premium Tax. No withdrawals may be made after the Annuity Commencement Date. If you Request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn. A Market Value Adjustment may apply. Market Value Adjustments are discussed on page 17.

Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) or Guarantee Period(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal (before application of the MVA) is $500.

The following terms apply to withdrawals:
  o Partial withdrawals or surrenders are not permitted after the Annuity Commencement Date, and
  o A partial withdrawal or a surrender will be effective upon the Transaction Date.

A partial withdrawal or a surrender from amounts in a Guarantee Period may be subject to the Market Value Adjustment provisions, and the Guarantee Period Fund provisions of the Contract. Withdrawal Requests must be in writing with your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.

After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.


Partial Withdrawals to Pay Investment Manager or Financial Advisor Fees

You may Request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated investment manager or financial advisor (collectively "Consultant"). A withdrawal Request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value to pay Consultant fees.

Tax Consequences of Withdrawals

Withdrawals made for any purpose may be taxable--including payments made by us directly to your Consultant.

In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the IRS. If you Request partial withdrawals, including partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the withdrawals paid and the related withholding.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1/2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and is subject to an additional federal penalty tax of 10%.

Some states also require withholding for state income taxes. For details about withholding, please see "Federal Tax Matters" on page 27.

If you are interested in this Contract as an IRA, please refer to Section 408 of the Code for limitations and restrictions on cash withdrawals.

--------------------------------------------------------------------------------

Telephone and Internet Transactions

You may also make Transfer Requests by telephone, fax and/or Internet. Transfer Requests received before 4:00 p.m. Eastern Time on any day we and the NYSE are open will be priced and credited on that day at that day's unit value. Those received after 4:00 p.m. Eastern Time will be priced and credited on the next business day we and the NYSE are open for business, at that day's unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and Internet are genuine, such as:
  o requiring some form of personal identification prior to acting on instructions,
  o providing written confirmation of the transaction, and/or
  o tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Withdrawals are not permitted by telephone, fax or Internet.


--------------------------------------------------------------------------------
Death Benefit

Before the Annuity Commencement Date, the Death Benefit, if any, for Contracts issued on or after April 30, 2004 will be equal to the greater of:

  o the Annuity Account Value with an MVA, if applicable, as of the date the Request for payout is received, less any Premium Tax, or
  o the sum of Contributions, less Proportional Withdrawals, less any Premium
    Tax.

The Death Benefit, if any, for Contracts issued prior to April 30, 2004, will be equal to the greater of:

  o the Annuity Account Value with an MVA, if applicable, as of the date a Request for payout is received, less any Premium Tax, or
  o the sum of Contributions, less partial withdrawals and/or periodic withdrawals, less any Premium Tax.

Proportional Withdrawals (effective for Contracts issued on or after April 30,
2004) are withdrawals, if any, made by you, whether partial or periodic, which reduces your Annuity Account Value as measured as a percentage of each prior withdrawal against the current Annuity Account Value. Proportional Withdrawals are determined by calculating the percentage of your Annuity Account Value that each prior withdrawal represented when the withdrawal was made. For example, a partial withdrawal of 75% of the Annuity Account Value will be considered a 75% reduction in the total Contributions.

For example, in a rising market, where a Owner contributed $100,000 which increased to $200,000 due to market appreciation and then withdrew $150,000, the new balance is $50,000 and the Proportional Withdrawal is 75% ($150,000/$200,000 = 75%). This 75% Proportional Withdrawal is calculated against the total Contribution amount of $100,000 for a Death Benefit equal to the greater of the Annuity Account Value ($50,000) or total Contributions reduced by 75% ($100,000 reduced by 75%, or $25,000). Here, the Death Benefit would be $50,000.

Separately, if the Owner withdrew $50,000, or 25% of the Annuity Account Value, for a new balance of $150,000, the Death Benefit remains the greater of the Annuity Account Value ($150,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 25%, or $75,000). Here, the Death Benefit is $150,000.

If the Owner withdraws an additional $50,000, this represents an additional Proportional Withdrawal of 33% ($50,000/$150,000 = 33%). The Death Benefit is now equal to the greater of the Annuity Account Value ($100,000) or total Contributions reduced by all the Proportional Withdrawal calculations ($100,000 reduced by 75% and then reduced by 33%, or $16,750). Here, the Death Benefit is $100,000.

In a declining market, where a Owner contributed $100,000 which declined in value due to market losses to $50,000, and the Owner then withdrew $40,000, or 80% of Annuity Account Value, the result is a new account balance of $10,000. When applying Proportional Withdrawals, here 80%, the Death Benefit is the greater of the Annuity Account Value ($10,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 80%, or $20,000). Here the Death Benefit is $20,000.

The Death Benefit will become payable following our receipt of the Beneficiary's claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.

The amount of the Death Benefit will be determined as of the date payouts begin. However, on the date a payout option is processed, the Variable Account Value will be Transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

Variable Account Value
  o    payout in a single sum, or
  o payout under any of the variable annuity options provided under this Contract.
Fixed Account Value
  o payout in a single sum that may be subject to a Market Value Adjustment, or
  o payout under any of the annuity options provided under this Contract that may be subject to a Market Value Adjustment. Any payment within 6 months of the Guarantee Period Maturity Date will not be subject to a Market Value Adjustment.

In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Beneficiary

You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant's death.

A change of Beneficiary will take effect as of the date the Request is processed by the Annuity Administration Department at First GWL&A, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant, will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner's estate.

If the Beneficiary is not the Owner's surviving spouse, she/he may elect, not later than one year after the Owner's date of death, to receive the Death Benefit in either a single sum or payout under any of the variable or fixed annuity options available under the Contract, provided that:

  o such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary, and
  o such distributions begin not later than one year after the Owner's date of death.

If an election is not received by First GWL&A from a non-spouse Beneficiary or substantially equal installments begin later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The Death Benefit will be determined as of the date the payouts begin.

If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the Death Benefit must be completely distributed within five years of the Owner's date of death.

Distribution of Death Benefit

Death of Annuitant

Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.
--------------------------------------------------------------------------------
Contingent Annuitant
While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed at the Annuity Administration Department at First GWL&A, unless a certain date is specified by the Owner(s). Please note, you are not required to designate a Contingent Annuitant.
--------------------------------------------------------------------------------

If a Contingent Annuitant was named by the Owner(s) prior to the Annuitant's death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary at least as rapidly as under the payout option which was in effect on the Annuitant's date of death.

If the deceased Annuitant is an Owner, or if a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the "Death of Owner" provisions described below.

Death of Owner Who Is Not the Annuitant

If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Death Benefit will be paid to the Joint Owner unless the Joint Owner elects to continue the Contract in force.

If the Owner dies after the Annuity Commencement Date and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner's date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death) and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force. Death of Owner Who Is the Annuitant If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force. If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant and Beneficiary and may elect to take the Death Benefit or continue the Contract in force. In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), Annuitant and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
--------------------------------------------------------------------------------
Charges and Deductions

No amounts will be deducted from your Contributions, except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) are invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions from your Variable Account Value for:

  o  Premium Tax, if applicable,
  o  Certain Transfers,
  o  a Contract Maintenance Charge, and
  o charges against your Variable Account Value for our assumption of mortality and expense risks.

Mortality and Expense Risk Charge

We deduct a mortality and expense risk charge from your Variable Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. This is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%.

The mortality and expense risk charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or the periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.

We bear substantial risk in connection with the Death Benefit before the Annuity Commencement Date.

The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.

Contract Maintenance Charge

We currently deduct a $25 annual contract maintenance charge from the Annuity Account Value on each Contract anniversary date for accounts under $50,000 as of such anniversary date. This charge partially covers our costs for administering the Contracts and the Series Account. Once you have started receiving payouts from the annuity, this charge will stop unless you choose the periodic withdrawal option.

The contract maintenance charge is deducted from the portion of your Annuity Account Value allocated to the Schwab Money Market Sub-Account. If the portion of your Annuity Account Value in this Sub-Account is not sufficient to cover the contract maintenance charge, then the charge or any portion of it will be deducted on a pro rata basis from all your Sub-Accounts with current value. If the entire Annuity Account is held in the Guarantee Period Fund or there are not enough funds in any Sub-Account to pay the entire charge, then the contract maintenance charge will be deducted on a pro rata basis from amounts held in all Guarantee Periods. There is no MVA on amounts deducted from a Guarantee Period for the contract maintenance charge.

The contract maintenance charge is currently waived for Contracts with an Annuity Account Value of at least $50,000 on the applicable Contract anniversary date. If your Annuity Account Value falls below $50,000, the contract maintenance charge will be reinstated until an anniversary date on which such time as your Annuity Account Value is equal to or greater than $50,000. We do not expect a profit from amounts received from the contract maintenance charge.

Transfer Fees

There will be a $10 charge for each Transfer in excess of 12 Transfers in any calendar year. We do not expect a profit from the Transfer fee.

Expenses of the Portfolios

The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts' respective Portfolio shares and therefore the fees and expenses paid by each Portfolio. A description of the fees, expenses, and deductions from the Portfolios is included in this Prospectus under the Variable Annuity Fee Tables in Appendix D to this Prospectus. SOME OF THE PORTFOLIOS' INVESTMENT ADVISERS OR ADMINISTRATORS MAY COMPENSATE US FOR PROVIDING ADMINISTRATIVE SERVICES IN CONNECTION WITH THE PORTFOLIOS OR COST SAVINGS EXPERIENCED BY THE INVESTMENT ADVISERS OR ADMINISTRATORS OF THE PORTFOLIOS. SUCH COMPENSATION IS TYPICALLY A PERCENTAGE OF THE VALUE OF THE ASSETS INVESTED IN THE RELEVANT SUB-ACCOUNTS AND GENERALLY MAY RANGE UP TO 0.35% ANNUALLY OF NET ASSETS. GWFS MAY ALSO RECEIVE RULE 12B-1 FEES (RANGING UP TO 0.34% ANNUALLY OF NET ASSETS) DIRECTLY FROM CERTAIN PORTFOLIOS FOR PROVIDING DISTRIBUTION RELATED SERVICES RELATED TO SHARES OF THE PORTFOLIOS OFFERED IN CONNECTION WITH A RULE 12B-1 PLAN. IF GWFS RECEIVES 12B-1 FEES, COMBINED COMPENSATION FOR ADMINISTRATIVE AND DISTRIBUTION RELATED SERVICES GENERALLY RANGES UP TO 0.77% ANNUALLY OF THE ASSETS INVESTED IN THE RELEVANT SUB-ACCOUNTS.



Premium Tax

We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Currently, the Premium Tax rate in New York for annuities is 0%. Depending upon applicable state law, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

Other Taxes

Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in New York. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

--------------------------------------------------------------------------------
Payout Options

During the Distribution Period, you can choose to receive payouts in four ways--through periodic withdrawals, variable annuity payouts, fixed annuity payouts or in a single sum payment. The Payout Commencement Date must be at least one year after the Effective Date of the Contract. If you do not select a Payout Commencement Date, payouts will begin on the first day of the month of the Annuitant's 91st birthday.

You may change the Payout Commencement Date within 30 days prior to commencement of payouts or your Beneficiary may change it upon the death of the Owner.

If this is an IRA, payouts which satisfy the minimum distribution requirements of the Code must begin no later than April 1 of the calendar year following the calendar year in which you become age 70 1/2.

Periodic Withdrawals

You may Request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. The amount applied to a periodic withdrawal is the Annuity Account Value with any applicable MVA, less Premium Tax, if any.
In requesting periodic withdrawals, you must elect:

  o The withdrawal frequency of 1-, 3-, 6- or 12-month intervals,
  o A minimum withdrawal amount of at least $100,
  o The calendar day of the month on which withdrawals will be made, and
  o One of the periodic withdrawal payout options discussed below-- you may change the withdrawal option and/or the frequency once each calendar year.

Your withdrawals may be prorated across the Guarantee Period Fund, if applicable, and the Sub-Accounts in proportion to their assets. Or, they can be made specifically from the Guarantee Period Fund and specific Sub-Account(s) until they are depleted. Then, we will automatically prorate the remaining withdrawals against any remaining Guarantee Period Fund and Sub-Account assets unless you request otherwise.

While periodic withdrawals are being received:

  o You may continue to exercise all contractual rights, except that no Contributions may be made.
  o A Market Value Adjustment, if applicable, will be assessed for periodic withdrawals from Guarantee Periods made six or more months prior to their Guarantee Period Maturity Date.
  o You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
  o Charges and fees under the Contract continue to apply.
  o Maturing Guarantee Periods renew into the Schwab Money Market Sub-Account.

Periodic withdrawals will cease on the earlier of the date:

  o The amount elected to be paid under the option selected has been reduced to zero,
  o The Annuity Account Value is zero,
  o You Request that withdrawals stop,
  o You purchase an annuity option, or
  o The Owner or the Annuitant dies.

--------------------------------------------------------------------------------
If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:

Income for a specified period (at least 36 months)--You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.
--------------------------------------------------------------------------------
Income of a specified amount (at least 36 months)--You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.

Interest only--Your withdrawals will be based on the amount of interest credited to the Guarantee Period Fund between withdrawals. Available only if 100% of your Account Value is invested in the Guarantee Period Fund.

Minimum distribution--If you are using this Contract as an IRA, you may request minimum distributions as specified under Code Section 401(a)(9).

Any other form of periodic withdrawal acceptable to us which is for a period of at least 36 months.

If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1/2. IRAs are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes.


In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Consultant. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see "Withdrawals" on page 21 and "Federal Tax Matters" on page 27.

Annuity Payouts

You can choose the Annuity Commencement Date either when you purchase the Contract or at a later date. The date you choose must be at least one year after the Effective Date of the Contract. If you do not select an Annuity Commencement Date, payouts will begin on the first day of the month of the Annuitant's 91st birthday. You can change your selection at any time up to 30 days before the Annuity Commencement Date you selected.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, the portion of your Annuity Account Value held in your Fixed Account will be paid out as a fixed life annuity with a guarantee period of 20 years. The Annuity Account Value held in the Sub-Account(s) will be paid out as a variable life annuity with a guarantee period of 20 years.

--------------------------------------------------------------------------------
If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:

Variable life annuity with guaranteed period--This option provides for monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years.

Variable life annuity--This option provides for monthly payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Since no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts. It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due.
--------------------------------------------------------------------------------

The amount to be paid out is the Annuity Account Value on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000 with a Market Value Adjustment, if applicable. If after the Market Value Adjustment, your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout

The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the fifth valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate set by Contract and applied reflects an assumed investment return ("AIR") of 5%.

For annuity options involving life income, the actual age and the year in which annuitization commences and/or gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payouts until satisfactory proof is received. Since payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age or gender of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age or gender. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout.

This interest is at an annual effective rate which will not be less than the Contractual Guarantee of a Minimum Rate of Interest.

Variable Annuity Units

The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payout by its Annuity Unit value on the fifth valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the First Payout

Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payments will increase in amount over time if the Sub-Account(s) you select earn more than the 5% AIR. Likewise, your payments will decrease in amount over time if the Sub-Account(s) you select earn less than the 5% AIR. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by (b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the fifth valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.

Transfers After the Variable Annuity
Commencement Date

Once annuity payouts have begun, no Transfers may be made from a fixed annuity payout option to a variable annuity payout option. However, for variable annuity payout options, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.
--------------------------------------------------------------------------------
If you choose to receive fixed annuity payouts from your Contract, you may select from the following payout options:
  o Income of specified amount--The amount applied under this option may be paid in equal annual, semi-annual, quarterly or monthly installments in the dollar amount elected for not more than 240 months,
  o Income for a specified period--Payouts are paid annually, semi-annually, quarterly or monthly, as elected, for a selected number of years not to exceed 240 months,
  o Fixed life annuity with guaranteed period--This option provides monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years,
  o Fixed life annuity--This option provides for monthly payouts during the lifetime of the Annuitant. The annuity ends with the last payout due prior to the death of the Annuitant. Since no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts. It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due, or
  o Any other form of a fixed annuity acceptable to us.

Other Restrictions

Once payouts start under the annuity payout option you select:

  o no changes can be made in the payout option,
  o no additional Contributions will be accepted under the Contract, and
  o no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government (an election not to have taxes withheld is not permitted for certain distributions from qualified contracts). State income tax withholding may also apply. Please see "Federal Tax Matters" below for details.

Annuity IRAs

The annuity date and options available for IRAs may be controlled by endorsements, the plan documents, or applicable law.

Under the Code, a Contract purchased and used in connection with an IRA or with certain other plans qualifying for special federal income tax treatment is subject to complex "minimum distribution" requirements. Under a minimum distribution plan, distributions must begin by a specific date and the entire interest of the plan participant must be distributed within a certain specified period of time. The application of the minimum distribution requirements vary according to your age and other circumstances.
--------------------------------------------------------------------------------
Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution.

A tax adviser should be consulted for further information.
--------------------------------------------------------------------------------
Federal Tax Matters

The following discussion is a general description of the federal income tax considerations relating to the Contracts and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax adviser before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased as an individual retirement annuity ("Annuity IRA").
The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary may depend on the type of Contract, and on the tax status of the individual concerned.
--------------------------------------------------------------------------------
Because tax laws, rules and regulations are constantly changing, we do not make any guarantees about the Contract's tax status.
--------------------------------------------------------------------------------
Certain requirements must be satisfied in purchasing an Annuity IRA and receiving distributions from an Annuity IRA in order to continue receiving favorable tax treatment. As a result, purchasers of Annuity IRAs should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that an Annuity IRA is purchased with proceeds and/or Contributions that qualify for the intended special federal income tax treatment.

Taxation of Annuities

Section 72 of the Code governs the taxation of the Contracts. You, as a "natural person," will generally not be taxed on increases, if any, to your Annuity Account Value until a distribution of all or part of the Annuity Account Value occurs (for example, a withdrawal or annuity payout under an annuity payout option). However, an assignment, pledge, or agreement to assign or pledge any portion of the Annuity Account Value of a Non-Qualified Contract will be treated as a distribution of such portion. An Annuity IRA may not be assigned as collateral. The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income.

As a general rule, if the Non-Qualified Contract is owned by an entity that is not a natural person (for example, a corporation or certain trusts), the Contract will not be treated as an annuity contract for federal tax purposes. Such an Owner generally must include in income any increase in the excess of the Annuity Account Value over the "investment in the Contract" (discussed below) during each taxable year. The general rule does not apply, however, where the non-natural person is only the nominal Owner of a Contract and a beneficial Owner is a natural person. The rule also does not apply where:

  o    The annuity Contract is acquired by the estate of a decedent,
  o    The Contract is an Annuity IRA,
  o    The Contract is a qualified funding asset for a structured settlement,
  o The Contract is purchased on behalf of an employee upon termination of a qualified plan, or
  o    The Contract is an immediate annuity.

The following discussion generally applies to a Contract owned by a natural person.


Withdrawals

In the case of a withdrawal under a Non-Qualified Contract, partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income and taxed at ordinary income tax rates to the extent that the Annuity Account Value immediately before the withdrawal exceeds the "investment in the Contract" at that time. The "investment in the Contract" generally equals the amount of any nondeductible Contributions paid by or on behalf of any individual less any withdrawals that were excludable from income. If a partial withdrawal is made from a Guarantee Period which is subject to a Market Value Adjustment, then the Annuity Account Value immediately before the withdrawal will not be altered to take into account the Market Value Adjustment. As a result, for purposes of determining the taxable portion of the partial withdrawal, the Annuity Account Value will not reflect the amount, if any, deducted from or added to the Guarantee Period due to the Market Value Adjustment.

Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the Contract." The taxable portion of any withdrawal, including a full surrender, is taxed at ordinary income tax rates.

In the case of a withdrawal under an Annuity IRA, including withdrawals under the periodic withdrawal option, a portion of the amount received may be non-taxable. The amount of the non-taxable portion is generally determined by the ratio of the "investment in the Contract" to the individual's Annuity Account Value. Special tax rules may be available for certain distributions from an Annuity IRA.

Annuity Payouts

Although the tax consequences may vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that represents the amount by which the Annuity Account Value exceeds the "investment in the Contract" will be taxed. For fixed annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the "investment in the Contract" allocated to the fixed annuity payouts bears to the total expected value of the annuity payouts for the term of the payouts (determined under Treasury Department regulations).

For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the "investment in the Contract" allocated to the variable annuity payouts bears to the number of payments expected to be made (determined by Treasury Department regulations which take into account the Annuitant's life expectancy and the form of annuity benefit selected). Once the investment in the Contract has been fully recovered, the full amount of any additional annuity payouts is taxable. The taxable portion of any annuity payout is taxed at ordinary income tax rates.

Penalty Tax

For distributions from a Non-Qualified Contract, there may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

  o  Made on or after the date on which the Owner reaches age 59 1/2,
  o  Made as a result of death or disability of the Owner, or
  o Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

Other exceptions may apply to distributions from a Non-Qualified Contract. Similar exceptions from the penalty tax on distributions are provided for distributions from an Annuity IRA. For more details regarding this penalty tax and other exceptions that may be applicable, please consult a competent tax adviser.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows:

  o If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or
  o  If distributed under an
     annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death

In order to be treated as an annuity contract, the terms of a Non-Qualified Contract must provide the following two distribution rules:

  o If the Owner dies before the date annuity payouts start, the entire interest in the Contract must generally be distributed within five years after the date of the Owner's death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner's death. If the sole designated Beneficiary is your spouse, the Contract may be continued in the name of the spouse as Owner, and
  o If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, the remainder of the interest in the Contract must be distributed on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner. Distributions made to a Beneficiary upon the Owner's death from an Annuity IRA must be made pursuant to similar rules in Section 401(a)(9) of the Code.

Diversification of Investments

For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be "adequately diversified" in accordance with Treasury Department Regulations. The diversification requirements do not apply to Annuity IRAs. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the "investment in the Contract."

Although the Company may not control the investments of the Sub-Accounts or the Portfolios, it expects that the Sub-Accounts and the Portfolios will comply with such regulations so that the Sub-accounts will be considered "adequately diversified." Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.

Owner Control

In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Contract.

Transfers, Assignments or Exchanges

A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.

Multiple Contracts

All deferred, Non-Qualified Annuity Contracts that are issued by First GWL&A (or our affiliates) to the same Owner during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount.

Withholding

Non-Qualified Contract and Annuity IRA distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges

Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.

Individual Retirement Annuities

The Contract may be used with IRAs as described in Section 408 of the Code which permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity. Also, certain kinds of distributions from certain types of qualified and non-qualified retirement plans may be "rolled over" into an Annuity IRA following the rules set out in the Code. If you purchase this Contract for use with an IRA, you will be provided with supplemental information. You also have the right to revoke your purchase within seven days of purchase of the IRA Contract.

If a Contract is purchased to fund an IRA, the Annuitant must also be the Owner. In addition, if a Contract is purchased to fund an IRA, minimum distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. You should consult your tax adviser concerning these matters.

Various tax penalties may apply to Contributions in excess of specified limits, distributions that do not satisfy specified requirements, and certain other transactions. The Contract will be amended as necessary to conform to the requirements of the Code if there is a change in the law. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

When you make your initial Contribution, you must specify whether you are purchasing a Non-Qualified Contract or an IRA Annuity. If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information with regard to the federal income tax status of the previous annuity contract.

We will require that you purchase separate Contracts if you want to invest money qualifying for different annuity tax treatment under the Code. For each separate Contract you will need to make the required minimum initial Contribution. Additional Contributions under the Contract must qualify for the same federal income tax treatment as the initial Contribution under the Contract. We will not accept an additional Contribution under a Contract if the federal income tax treatment of the Contribution would be different from the initial Contribution.

If a Contract is issued in connection with an employer's simplified employee pension plan, Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any of the benefits under the Contract will be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contract.
--------------------------------------------------------------------------------
Assignments or Pledges

Generally, rights in the Non-Qualified Contract may be assigned or pledged for loans at any time during the life of the Annuitant. However, if the Contract is an Annuity IRA, you may not assign the Contract as collateral.

If a Non-Qualified Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to the Annuity Administration Department at First GWL&A. All assignments are subject to any action taken or payout made by First GWL&A before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged for a loan, it will be treated as a distribution as discussed above under "Taxation of Annuities." Please consult a competent tax adviser for further information

--------------------------------------------------------------------------------
Distribution of the Contracts

GWFS is the principal underwriter and distributor of the Contracts. GWFS is registered with the SEC as a broker/dealer and is a member of the NASD. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.

--------------------------------------------------------------------------------
Voting Rights

In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolios. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders. Owners have no voting rights in First GWL&A.
--------------------------------------------------------------------------------
Rights Reserved by First GWL&A

We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

  o To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law,
  o To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts, or to a Guarantee
    Period; or to add, combine or remove Sub-Accounts of the Series Account,
  o To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law,
  o To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity,
  o To change the time or time of day at which a valuation date is deemed to have ended, and/or
  o To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.
--------------------------------------------------------------------------------
Legal Proceedings
--------------------------------------------------------------------------------
Currently, the Series Account is not a party to, and its assets are not subject to, any material legal proceedings. Further, First GWL&A is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which First GWL&A is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions or prospects of First GWL&A.
--------------------------------------------------------------------------------
Legal Matters

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP.
--------------------------------------------------------------------------------

Independent Registered Public Accounting Firm

The financial statements included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

--------------------------------------------------------------------------------
Available Information

We have filed a registration statement ("Registration Statement") with the SEC under the Securities Act of 1933, as amended, relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information contained in the Registration Statement and its exhibits. Please refer to the Registration Statement and its exhibits for further information.

You may request a free copy of the Statement of Additional Information. Please direct any oral or written request for such documents to:

Annuity Administration Department
P.O. Box 173920
Denver, Colorado 80217-3920
1-800-838-0649

The SEC maintains an Internet web site (http://www.sec.gov) that contains the Statement of Additional Information and other information filed electronically by First GWL&A concerning the Contract and the Series Account. You can also review and copy the Registration Statement and its exhibits and other reports and information filed with the SEC at its Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.
--------------------------------------------------------------------------------
Table of Contents of the Statement of Additional Information

The Statement of Additional Information contains more specific information relating to the Series Account and First GWL&A, such as:

  o general information,
  o information about First Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account,
  o the calculation of annuity payouts,
  o postponement of payouts,
  o services, and
  o withholding
  o financial statements for The Series Account and First GWL&A.
--------------------------------------------------------------------------------




Appendix A--Condensed Financial Information
Selected data for Accumulation Units Outstanding through each period ending
December 31, 2004


                                                                                         Alger         Alliance
                           AIM V.I.                      AIM V,I.    Alger American     American     Bernstein VPS     American
                          Core Stock   AIM V.I. High    Technology       Growth      MidCap Growth  Utility Income    Century VP
                             Fund       Yield Fund         Fund         Portfolio      Portfolio       Portfolio     Balanced Fund

                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------



Date Sub-Account           5/15/97        5/15/97         3/1/00         5/15/97        6/13/03         6/13/03         6/13/03
Commenced Operations

2004
 Beginning Unit Value          $13.91          $10.84          $2.28          $14.57         $11.73          $10.64          $10.60
 Ending Unit Value             $14.38          $11.92          $2.37          $15.24         $13.14          $13.11          $11.54
 Number of Units               98,767          25,846        181,149         116,167         17,579           9,216          26,354
Outstanding
 Net Assets (000's)            $1,437            $336           $429          $1,771           $231            $121            $304

2003
 Beginning Unit Value          $11.44           $8.75          $1.58          $10.87         $10.00          $10.00          $10.00
 Ending Unit Value             $13.91          $10.84          $2.28          $14.57         $11.73          $10.64          $10.60
 Number of Units              122,893          70,695        233,492         137,615          6,127           6,307          17,735
Outstanding
 Net Assets (000's)            $1,727            $794           $533          $2,005            $72             $67            $188

2002
 Beginning Unit Value          $14.27           $8.94          $3.01          $16.36
 Ending Unit Value             $11.44           $8.75          $1.58          $10.87
 Number of Units              134,274          56,845        237,751         161,233
Outstanding
 Net Assets (000's)            $1,555            $526           $377          $1,753

2001
 Beginning Unit Value          $15.81          $10.60          $5.60          $18.72
 Ending Unit Value             $14.27           $8.94          $3.01          $16.36
 Number of Units              155,519          65,390        279,639         193,900
Outstanding
 Net Assets (000's)            $2,239            $611           $840          $3,173

2000
 Beginning Unit Value          $15.20          $12.10         $10.00          $22.15
 Ending Unit Value             $15.81          $10.60          $5.60          $18.72
 Number of Units              139,214          91,172        234,077         230,386
Outstanding
 Net Assets (000's)            $2,218            $990         $1,310          $4,312






                                                                        Alger                         Alliance
                                          AIM V.I.      AIM V,I.      American    Alger American   Bernstein VPS       American
                         AIM V.I. Core   High Yield    Technology      Growth      MidCap Growth   Utility Income     Century VP
                           Stock Fund       Fund          Fund        Portfolio      Portfolio       Portfolio      Balanced Fund

                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------


1999
 Beginning Unit Value            $13.35        $11.18                      $16.70
 Ending Unit Value               $15.20        $12.10                      $22.15
 Number of Units                135,444       144,019                     230,184
Outstanding
 Net Assets (000's)              $2,076        $1,770                      $5,098

1998
 Beginning Unit Value            $11.68        $11.11                      $11.37
 Ending Unit Value               $13.35        $11.18                      $16.70
 Number of Units                126,710       115,986                     157,993
Outstanding
 Net Assets (000's)              $1,707        $1,321                      $2,639

1997
 Beginning Unit Value            $10.00        $10.00                      $10.00
 Ending Unit Value               $11.68        $11.11                      $11.37
 Number of Units                 66,563        58,931                      31,803
Outstanding
 Net Assets (000's)                $777          $655                        $362








                                                                                                                        Dreyfus
                                                                                                                       Variable
                                                                                       Dreyfus         Dreyfus        Investment
                            American                                                 Investment        Variable          Fund
                           Century VP     American       Baron      Delaware VIP   Portfolios Mid  Investment Fund    Developing
                          International  Century VP     Capital       Small Cap       Cap Stock      Appreciation       Leaders
                              Fund       Value Fund   Asset Fund    Value Series      Portfolio       Portfolio        Portfolio

                          ----------------------------------------------------------------------------------------------------------
                          ----------------------------------------------------------------------------------------------------------


Date Sub-Account             5/15/97      6/13/03       5/3/99         6/13/03         6/13/03          5/3/99          6/13/03
Commenced Operations

2004
 Beginning Unit Value            $11.25       $11.30        $13.48          $11.89          $11.42            $9.00          $11.63
 Ending Unit Value               $12.81       $12.82        $16.80          $14.33          $12.96            $9.38          $12.84
 Number of Units                 70,751       23,805        92,684          18,266          21,020          120,747           4,424
Outstanding
 Net Assets (000's)                $907         $305        $1,557            $262            $272           $1,132             $57

2003
 Beginning Unit Value             $9.11       $10.00        $10.46          $10.00          $10.00            $7.49          $10.00
 Ending Unit Value               $11.25       $11.30        $13.48          $11.89          $11.42            $9.00          $11.63
 Number of Units                 67,081       12,443       106,084          18,088          17,043           97,696           2,339
Outstanding
 Net Assets (000's)                $754         $141        $1,430            $215            $195             $879             $27

2002
 Beginning Unit Value            $11.54                     $12.29                                            $9.07
 Ending Unit Value                $9.11                     $10.46                                            $7.49
 Number of Units                 33,955                    109,736                                           98,923
Outstanding
 Net Assets (000's)                $309                     $1,148                                             $741

2001
 Beginning Unit Value            $16.44                     $11.04                                           $10.09
 Ending Unit Value               $11.54                     $12.29                                            $9.07
 Number of Units                 27,230                     75,949                                           56,202
Outstanding
 Net Assets (000's)                $314                       $934                                             $510

2000
 Beginning Unit Value            $19.93                     $11.43                                           $10.24
 Ending Unit Value               $16.44                     $11.04                                           $10.09
 Number of Units                 51,924                     56,176                                           47,486
Outstanding
 Net Assets (000's)                $853                       $620                                             $479







                                                                                                                       Dreyfus
                                                                                      Dreyfus         Dreyfus          Variable
                            American                                  Delaware      Investment        Variable        Investment
                           Century VP     American        Baron       VIP Small     Portfolios    Investment Fund   FundDeveloping
                         International   Century VP      Capital      Cap Value    MidCap Stock     Appreciation       Leaders
                              Fund       Value Fund    Asset Fund      Series        Portfolio       Portfolio        Portfolio

                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------

1999
 Beginning Unit Value            $12.25                      $10.00                                         $10.00
 Ending Unit Value               $19.93                      $11.43                                         $10.24
 Number of Units                 38,391                      31,570                                         36,666
Outstanding
 Net Assets (000's)                $765                        $361                                           $376

1998
 Beginning Unit Value            $10.40
 Ending Unit Value               $12.25
 Number of Units                 14,930
Outstanding
 Net Assets (000's)                $183

1997
 Beginning Unit Value            $10.00
 Ending Unit Value               $10.40
 Number of Units                  4,713
Outstanding
 Net Assets (000's)                 $49










                         DreyfusVariable
                          Investment    Federated      Federated                                     Janus Aspen     Janus Aspen
                          Fund Growth     American    Fund For U.S.     Federated     Dreyfus GVIT      Series          Series
                           & Income     Leaders Fund    Government   Capital Income  Mid Cap Index     Balanced      Flexible Bond
                           Portfolio         II       Securities II      Fund II          Fund         Portfolio       Portfolio

                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------


Date Sub-Account            5/3/99        5/15/97        5/15/97         5/15/97        6/13/03         6/13/03         5/3/99
Commenced Operations

2004
 Beginning Unit Value            $8.86         $13.89         $14.34           $9.56         $11.67          $10.42          $12.95
 Ending Unit Value               $9.44         $15.12         $14.74          $10.42         $13.37          $11.21          $13.35
 Number of Units                20,587        143,893        165,436           3,785         22,555          42,706         138,761
Outstanding
 Net Assets (000's)               $194         $2,216         $2,438             $39           $302            $479          $1,852

2003
 Beginning Unit Value            $7.06         $10.97         $14.13           $7.99         $10.00          $10.00          $12.27
 Ending Unit Value               $8.86         $13.89         $14.34           $9.56         $11.67          $10.42          $12.95
 Number of Units                15,047        141,565        169,417           4,459         24,760          12,191         153,252
Outstanding
 Net Assets (000's)               $133         $2,005         $2,430             $43           $289            $127          $1,984

2002
 Beginning Unit Value            $9.54         $13.87         $13.07          $10.60                                         $11.20
 Ending Unit Value               $7.06         $10.97         $14.13           $7.99                                         $12.27
 Number of Units                52,809        161,441        173,136           2,890                                        181,698
Outstanding
 Net Assets (000's)               $373         $1,810         $2,447             $23                                         $2,230

2001
 Beginning Unit Value           $10.22         $14.61         $12.32          $12.39                                         $10.49
 Ending Unit Value               $9.54         $13.87         $13.07          $10.60                                         $11.20
 Number of Units                67,001        112,380        151,290           4,108                                        109,721
Outstanding
 Net Assets (000's)               $639         $1,602         $1,977             $44                                         $1,229

2000
 Beginning Unit Value           $10.71         $14.39         $11.19          $13.72                                          $9.96
 Ending Unit Value              $10.22         $14.61         $12.32          $12.39                                         $10.49
 Number of Units                50,895         90,160         92,647           5,362                                         36,445
Outstanding
 Net Assets (000's)               $520         $1,352         $1,141             $66                                           $382







                             Dreyfus
                            Variable
                           Investment      Federated      Federated                                   Janus Aspen     Janus Aspen
                          Fund Growth &     American    Fund For U.S.    Federated     Dreyfus GVIT      Series         Series
                             Income       Leaders Fund    Government      Capital     Mid Cap Index     Balanced     Flexible Bond
                            Portfolio          II       Securities II  Income Fund II    Fund II       Portfolio       Portfolio

                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------

1999
 Beginning Unit Value             $10.00         $13.60         $11.36         $13.61                                        $10.00
 Ending Unit Value                $10.71         $14.39         $11.19         $13.72                                         $9.96
 Number of Units                  29,117        120,912         66,641          3,821                                         8,048
Outstanding
 Net Assets (000's)                 $312         $1,774           $746            $52                                           $80

1998
 Beginning Unit Value                            $11.66         $10.64         $12.05
 Ending Unit Value                               $13.60         $11.36         $13.61
 Number of Units                                117,665         88,763         20,842
Outstanding
 Net Assets (000's)                              $1,633         $1,008           $284

1997
 Beginning Unit Value                            $10.00         $10.00         $10.00
 Ending Unit Value                               $11.66         $10.64         $12.05
 Number of Units                                 67,882         32,659            310
Outstanding
 Net Assets (000's)                                $792           $347             $4








                                         Janus Aspen    Janus Aspen     Janus Aspen
                          Janus Aspen       Series         Series         Series       Oppenheimer
                         Series Growth    Large-Cap    International     Worldwide        Global       PIMCO VIT     PIMCO VIT Low
                            & Income        Growth         Growth         Growth        Securities     High Yield      Duration
                           Portfolio      Portfolio      Portfolio       Portfolio       Fund/VA       Portfolio       Portfolio

                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------


Date Sub-Account            6/13/03        5/15/97         5/3/99         5/15/97        6/13/03        6/13/03         6/13/03
Commenced Operations

2004
 Beginning Unit Value            $10.97         $12.96         $10.67          $13.06         $12.42         $10.59           $9.92
 Ending Unit Value               $12.17         $13.44         $12.58          $13.57         $14.68         $11.51          $10.02
 Number of Units                 38,013         92,051         25,290         119,266         70,847         66,616         139,135
Outstanding
 Net Assets (000's)                $463         $1,237           $318          $1,618         $1,040           $767          $1,394

2003
 Beginning Unit Value            $10.00          $9.93          $7.98          $10.62         $10.00         $10.00          $10.00
 Ending Unit Value               $10.97         $12.96         $10.67          $13.06         $12.42         $10.59           $9.92
 Number of Units                  7,549        117,555         22,769         133,687         36,521          8,024          55,364
Outstanding
 Net Assets (000's)                 $83         $1,524           $243          $1,746           $454            $85            $549

2002
 Beginning Unit Value                           $13.62         $10.81          $14.38
 Ending Unit Value                               $9.93          $7.98          $10.62
 Number of Units                               140,676         41,736         167,744
Outstanding
 Net Assets (000's)                             $1,396           $333          $1,782

2001
 Beginning Unit Value                           $18.26         $14.21          $18.71
 Ending Unit Value                              $13.62         $10.81          $14.38
 Number of Units                               195,165         64,470         197,508
Outstanding
 Net Assets (000's)                             $2,658           $697          $2,841

2000
 Beginning Unit Value                           $21.55         $17.04          $22.37
 Ending Unit Value                              $18.26         $14.21          $18.71
 Number of Units                               255,120         71,548         284,204
Outstanding
 Net Assets (000's)                             $4,657         $1,016          $5,316







                                          Janus Aspen    Janus Aspen    Janus Aspen
                           Janus Aspen       Series         Series         Series      Oppenheimer
                          Series Growth    Large-Cap    International    Worldwide        Global       PIMCO VIT     PIMCO VIT Low
                            & Income         Growth         Growth         Growth       Securities     High Yield      Duration
                            Portfolio      Portfolio      Portfolio      Portfolio       Fund/VA       Portfolio       Portfolio

                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------

1999
 Beginning Unit Value                            $15.09         $10.00         $13.72
 Ending Unit Value                               $21.55         $17.04         $22.37
 Number of Units                                235,562         43,283        234,428
Outstanding
 Net Assets (000's)                              $5,076           $738         $5,244

1998
 Beginning Unit Value                            $11.22                        $10.73
 Ending Unit Value                               $15.09                        $13.72
 Number of Units                                146,172                       179,884
Outstanding
 Net Assets (000's)                              $2,206                        $2,468

1997
 Beginning Unit Value                            $10.00                        $10.00
 Ending Unit Value                               $11.22                        $10.73
 Number of Units                                 42,290                        87,156
Outstanding
 Net Assets (000's)                                $474                          $935








                                                                        Prudential        Schwab
                                      Pioneer Growth                    Series Fund    MarketTrack    Schwab Money     Schwab S&P
                            Pioneer    Opportunities   Pioneer Small      Equity          Growth         Market        500 Index
                             Fund          Fund       Cap Value Fund     Portfolio    Portfolio II(TM)  Portfolio(TM)  Portfolio

                          ----------------------------------------------------------------------------------------------------------
                          ----------------------------------------------------------------------------------------------------------


Date Sub-Account            5/15/97       5/3/99          6/13/03         5/3/99         5/15/97         5/15/97        5/15/97
Commenced Operations

2004
 Beginning Unit Value          $10.85          $11.01          $12.01           $8.78         $13.74          $12.04         $13.45
 Ending Unit Value             $11.59          $13.36          $14.57           $9.53         $15.20          $12.05         $14.74
 Number of Units                8,482          46,953          32,685          26,039         95,072         480,649        383,040
Outstanding
 Net Assets (000's)               $98            $627            $476            $248         $1,445          $5,829         $5,645

2003
 Beginning Unit Value           $8.77           $7.77          $10.00           $6.75         $10.91          $12.06         $10.58
 Ending Unit Value             $10.85          $11.01          $12.01           $8.78         $13.74          $12.04         $13.45
 Number of Units               18,418          39,068          15,272           1,216         99,603         418,950        389,057
Outstanding
 Net Assets (000's)              $200            $430            $183             $11         $1,368          $5,045         $5,231

2002
 Beginning Unit Value          $11.94          $12.57                           $8.80         $13.01          $12.00         $13.75
 Ending Unit Value              $8.77           $7.77                           $6.75         $10.91          $12.06         $10.58
 Number of Units               31,832          33,318                             995         98,384         507,990        348,653
Outstanding
 Net Assets (000's)              $279            $259                              $7         $1,073          $6,125         $3,687

2001
 Beginning Unit Value          $13.29          $10.64                          $10.05         $14.33          $11.67         $15.79
 Ending Unit Value             $11.94          $12.57                           $8.80         $13.01          $12.00         $13.75
 Number of Units               36,876          27,184                             809         47,996       1,093,341        278,148
Outstanding
 Net Assets (000's)              $440            $342                              $7           $625         $13,120         $3,825

2000
 Beginning Unit Value          $15.02          $11.44                           $9.85         $15.18          $11.11         $17.57
 Ending Unit Value             $13.29          $10.64                          $10.05         $14.33          $11.67         $15.79
 Number of Units               55,168          17,234                          17,767         54,059         810,042        255,805
Outstanding
 Net Assets (000's)              $733            $183                            $179           $775          $9,452         $4,039







                                                                       Prudential        Schwab
                                     Pioneer Growth                    Series Fund     MarketTrack    Schwab Money     Schwab S&P
                           Pioneer    Opportunities   Pioneer Small      Equity          Growth          Market        500 Index
                            Fund          Fund       Cap Value Fund     Portfolio      Portfolio(TM)      Portfolio(TM)  Portfolio

                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------

1999
 Beginning Unit Value         $13.86          $10.00                          $10.00          $12.80          $10.69         $14.71
 Ending Unit Value            $15.02          $11.44                           $9.85          $15.18          $11.11         $17.57
 Number of Units              77,732          19,507                             N/A          42,025         408,367        270,917
Outstanding
 Net Assets (000's)           $1,168            $223                             N/A            $638          $4,537         $4,759

1998
 Beginning Unit Value         $11.19                                                          $11.42          $10.27         $11.58
 Ending Unit Value            $13.86                                                          $12.80          $10.69         $14.71
 Number of Units              81,951                                                          46,663         241,333        221,963
Outstanding
 Net Assets (000's)           $1,136                                                            $597          $2,581         $3,264

1997
 Beginning Unit Value         $10.00                                                          $10.00          $10.00         $10.00
 Ending Unit Value            $11.19                                                          $11.42          $10.27         $11.58
 Number of Units              33,471                                                          17,850         168,197         73,884
Outstanding
 Net Assets (000's)             $375                                                            $204          $1,727           $856






                                      Scudder                                                                         Universal
                                     Variable         Scudder                                        Wells Fargo    Institutional
                                     Series I     Variable Series    Scudder VIT     Scudder VIT      Advantage    Funds U.S. Real
                                  Capital Growth    I Growth and    EAFE(R) Equity      Small Cap    MultiCap Value       Estate
                                     Portfolio         Income        Index Fund      Index Fund         Fund          Portfolio*

                                  --------------------------------------------------------------------------------------------------
                                  --------------------------------------------------------------------------------------------------



Date Sub-Account Commenced            5/3/99           5/3/99          5/3/99          5/3/99          5/3/99          9/17/97
Operations

2004
 Beginning Unit Value                       $7.98            $7.66           $7.61          $12.85           $9.97           $16.58
 Ending Unit Value                          $8.55            $8.36           $8.99          $15.00          $11.55           $22.42
 Number of Units Outstanding               22,477           37,708          46,406          61,669          39,145           55,872
 Net Assets (000's)                          $192             $315            $417            $925            $452           $1,253

2003
 Beginning Unit Value                       $6.34            $6.09           $5.76           $8.85           $7.27           $12.16
 Ending Unit Value                          $7.98            $7.66           $7.61          $12.85           $9.97           $16.58
 Number of Units Outstanding               15,696           33,949          38,479          89,623          62,422           53,856
 Net Assets (000's)                          $125             $260            $293          $1,151            $623             $893

2002
 Beginning Unit Value                       $9.03            $7.99           $7.40          $11.24           $9.54           $12.36
 Ending Unit Value                          $6.34            $6.09           $5.76           $8.85           $7.27           $12.16
 Number of Units Outstanding               13,975           10,849          41,969          75,203          88,871           52,232
 Net Assets (000's)                           $89              $66            $242            $665            $646             $635

2001
 Beginning Unit Value                      $11.30            $9.09           $9.92          $11.10           $9.24           $11.22
 Ending Unit Value                          $9.03            $7.99           $7.40          $11.24           $9.54           $12.36
 Number of Units Outstanding               17,131           16,180          12,387          52,551          82,944           26,658
 Net Assets (000's)                          $155             $129             $92            $591            $791             $329

2000
 Beginning Unit Value                      $12.64            $9.36          $12.00          $11.65           $8.64            $8.94
 Ending Unit Value                         $11.30            $9.09           $9.92          $11.10           $9.24           $11.22
 Number of Units Outstanding               14,267           10,277           6,609           4,257          27,382           16,089
 Net Assets (000's)                          $161              $93             $66             $47            $253             $180







                                                                                                                      Universal
                         Scudder Variable  Scudder Variable     Scudder VIT      Scudder VIT       Wells Fargo      Institutional
                         Series I Capital   Series I Growth    EAFE(R) Equity    Small Cap Index   Advantage Multi   Funds U.S. Real
                         Growth Portfolio      & Income         Index Fund           Fund        Cap Value Fund   Estate Portfolio*

                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------

1999
 Beginning Unit Value               $10.00            $10.00            $10.00           $10.00            $10.00             $9.33
 Ending Unit Value                  $12.64             $9.36            $12.00           $11.65             $8.64             $8.94
 Number of Units                     8,181               864               202            2,510             9,666             5,789
Outstanding
 Net Assets (000's)                   $103                $8                $2              $29               $84               $52

1998
 Beginning Unit Value                                                                                                        $10.56
 Ending Unit Value                                                                                                            $9.33
 Number of Units                                                                                                              4,700
Outstanding
 Net Assets (000's)                                                                                                             $44

1997
 Beginning Unit Value                                                                                                        $10.00
 Ending Unit Value                                                                                                           $10.56
 Number of Units                                                                                                                274
Outstanding
 Net Assets (000's)                                                                                                              $3

* On September 22, 2000, the net assets of the Van Kampen Life Investment Trust
Morgan Stanley Real Estate Securities Portfolio were merged into this underlying
Portfolio. The data shown above reflects financial information for the Van
Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio until September 22, 2000, and for the Van Kampen Universal Institutional Funds
U.S. Real Estate Portfolio after that date.




--------------------------------------------------------------------------------
Appendix B--Market Value Adjustments

The amount available for a full surrender, partial withdrawal or Transfer equals the amount requested plus or minus the Market Value Adjustment ("MVA"). The MVA is calculated by multiplying the amount requested by the market value adjustment factor ("MVAF"). The MVA formula The MVA is determined using the following formula:

MVA = (amount applied) X (Market Value Adjustment Factor)

The MVAF is:
MVAF = {[(1 + i)/(1 + j)] N/12} - 1
Where:
o i is the U.S. Treasury Strip ask side yield as published in the Wall Street Journal on the last business day of the week prior to the date the stated rate of interest was established for the Guarantee Period. The term of i is measured in years and equals the term of the Guarantee Period, and
o j is the U.S. Treasury Strip ask side yield as published in the Wall Street Journal on the last business day of the week prior to the week the Guarantee Period is broken.

The term of j equals the remaining term to maturity of the Guarantee Period, rounded up to the higher number of years; and N is the number of complete months remaining until maturity. If N is less than 6, the MVA will equal 0.

Examples

Following are four examples of Market Value Adjustments illustrating (1) increasing interest rates, (2) decreasing interest rates, (3) flat interest rates (i and j are within .10% of each other), and (4) less than 6 months to maturity.

Example #1--Increasing Interest Rates
------------------------ ---------------------------
-----------------------  $25,000 on November 1,
Deposit                  1996
------------------------ ---------------------------
------------------------ ---------------------------
Maturity date            December 31, 2006
------------------------ ---------------------------
------------------------ ---------------------------
Interest Guarantee       10 years
Period
------------------------ ---------------------------
------------------------ ---------------------------
i                        assumed to be 6.15%
------------------------ ---------------------------
------------------------ ---------------------------
Surrender date           July 1, 2001
------------------------ ---------------------------
------------------------ ---------------------------
j                        7.00%
------------------------ ---------------------------
------------------------ ---------------------------
Amount surrendered       $10,000
------------------------ ---------------------------
------------------------ ---------------------------
N                        65
------------------------ ---------------------------

MVAF   = {[(1 + i)/(1 + j)]N/12} - 1
       = {[1.0615/1.07]65/12} - 1
       = .957718 - 1
       =  -.042282

MVA    = (amount Transferred or surrendered) x MVAF = $10,000 x - .042282
       = - $422.82

Surrender Value = (amount Transferred or surrendered + MVA) x (1-CDSC) =
       ($10,000 + - $422.82) x (1-0)
       = $9,577.18


Example #2--Decreasing Interest Rates

------------------------ ---------------------------
Deposit                  $25,000 on November 1,
                         1996
------------------------ ---------------------------
------------------------ ---------------------------
Maturity date            December 31, 2006
------------------------ ---------------------------
------------------------ ---------------------------
Interest Guarantee       10 years
Period
------------------------ ---------------------------
------------------------ ---------------------------
i                        assumed to be 6.15%
------------------------ ---------------------------
------------------------ ---------------------------
Surrender date           July 1, 2000
------------------------ ---------------------------
------------------------ ---------------------------
j                        5.00%
------------------------ ---------------------------
------------------------ ---------------------------
Amount surrendered       $10,000
------------------------ ---------------------------
------------------------ ---------------------------
N                        65
------------------------ ---------------------------

MVAF   = {[(1 + i)/(1 + j)]N/12} - 1
       = {[1.0615/1.05]65/12} - 1
       = .060778

MVA    = (amount Transferred or surrendered) x MVAF
       = $10,000 x .060778
       = $607.78

Surrender Value = (amount Transferred or surrendered + MVA) x (1-CDSC)
       = ($10,000 + $607.78) x (1-0)
       = $10,607.78

Example #3--Flat Interest Rates
------------------------ ---------------------------
Deposit                  $25,000 on November 1,
                         1996
------------------------ ---------------------------
------------------------ ---------------------------
Maturity date            December 31, 2006
------------------------ ---------------------------
------------------------ ---------------------------
Interest Guarantee       10 years
Period
------------------------ ---------------------------
------------------------ ---------------------------
i                        assumed to be 6.15%
------------------------ ---------------------------
------------------------ ---------------------------
Surrender date           July 1, 2001
------------------------ ---------------------------
------------------------ ---------------------------
j                        6.24%
------------------------ ---------------------------
------------------------ ---------------------------
Amount surrendered       $10,000
------------------------ ---------------------------
------------------------ ---------------------------
N                        65
------------------------ ---------------------------

MVAF   = {[(1 + i)/(1 + j)]N/12} - 1
       = {[1.0615/1.0624]65/12} - 1
       = .995420 - 1
       = -.004580

MVA    = (amount Transferred or surrendered) x MVAF
       = $10,000 x -.004589
       = $-45.80

Surrender Value = (amount Transferred or surrendered + MVA) x (1-CDSC) =
       ($10,000 - $45.80) x (1-0)
       = $9,954.20

Example #4--N < 6 (less than 6 months to maturity)
------------------------ ---------------------------
Deposit                  $25,000 on November 1,
                         1996
------------------------ ---------------------------
------------------------ ---------------------------
Maturity date            December 31, 2006
------------------------ ---------------------------
------------------------ ---------------------------
Interest Guarantee       10 years
Period
------------------------ ---------------------------
------------------------ ---------------------------
I                        assumed to be 6.15%
------------------------ ---------------------------
------------------------ ---------------------------
Surrender date           July 1, 2006
------------------------ ---------------------------
------------------------ ---------------------------
J                        7.00%
------------------------ ---------------------------
------------------------ ---------------------------
Amount surrendered       $10,000
------------------------ ---------------------------
------------------------ ---------------------------
N                        5
------------------------ ---------------------------

MVAF   = {[(1 + i)/(1 + j)]N/12} - 1
       = {[1.0615/1.07]5/12} - 1
       = .99668 - 1
       = -.00332
However, N<6, so MVAF = 0

MVA    = (amount Transferred or surrendered) x MVAF
       = $10,000 x 0
       = $0

Surrender Value = (amount Transferred or surrendered + MVA) x (1-CDSC)
       = ($10,000 + $0) x (1-0)
       = $10,000

--------------------------------------------------------------------------------
Appendix C--Net Investment Factor

The net investment factor is determined by dividing (a) by (b), and subtracting
(c) from the result where:
(a) is the net result of:
1) the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus
2) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the "ex-dividend" date occurs during the current Valuation Period, plus or minus
3) a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by First GWL&A to have resulted from the investment operations of the Sub-Account, and
(b) is the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding valuation period, and
(c) is an amount representing the mortality and expense risk charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.85%.

The net investment factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease or remain unchanged.

The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.
--------------------------------------------------------------------------------

         Appendix D--Expenses of Each Sub-Account's Underlying Portfolio

                (as a percentage of Portfolio average net assets, before and after fee waivers and expense reimbursements as of December 31, 2004)



                      Management  Other     12b-1      Total       Total Fee    Total
                      Fees        fees      fees       Portfolio   Waivers      Portfolio
                                                       Expenses                 Expenses
                                                       Before                   After Fee
                                                       Fee                      Waivers
                                                       Waivers


AIM V.I. High Yield   0.62%       0.42%      --         1.04%       --           1.04%(1)
Fund - Series I
Shares (formerly
INVESCO VIF High

Yield Fund) *

AIM V.I. Core Stock   0.75%       0.46%      --         1.21%       0.06%       1.15%(2)(3)
Fund  - Series I
Shares (formerly
INVESCO VIF Core

Equity Fund)

AIM V.I. Technology   0.75%       0.40%      --         1.15%       --          1.15%(2)
Fund  - Series I
Shares (formerly

INVESCO VIF
Technology Fund)

Alger American        0.75%       0.10%      --         0.85%       --          0.85%
Growth Portfolio -
Class O Shares
Alger American        0.80%       0.13%      --         0.93%       --          0.93%
MidCap Growth

Portfolio - Class O
Shares

AllianceBernstein     0.55%       0.53%      --         1.08%       --          1.08%
VPS Utility Income

Portfolio - Class A
Shares

AllianceBernstein     0.75%       0.90%      --         1.65%       --          1.65%
VPS Worldwide
Privatization -
Class A Shares
American Century VP   0.90%       --         --         0.90%       --          0.90%
Balanced Fund -
Original Class
Shares
American Century VP   1.33%       0.01%     --         1.34%       --          1.34%
International Fund
- Original Class
Shares
American Century VP   0.95%       --         --         0.95%       --          0.95%

Value Fund -
Original Class
Shares

Baron Capital Asset   1.0%        0.11%      0.25%      1.36%       --          1.36%
Fund: Insurance
Shares
Delaware VIP Small    0.75%       0.11%      --         (4)         --(4)       0.86%
Cap Value Series
(Standard Class)

Delaware VIP Small    0.75%       0.11%      0.30%(5)   1.16%       0.05%(4)(5) 1.11%
Cap Value Series
(Service Class)
Dreyfus GVIT Mid      0.35%(6)    0.08%      0.34%(7)   0.77%       --          0.77%
Cap Index Fund -

Class II

Dreyfus Investment    0.75%       0.03%      --         0.78%       --          0.78%
Portfolios Midcap

Stock Portfolio -
Initial Shares

Dreyfus VIF           0.75%       0.04%      --         0.79%       --          0.79%
Appreciation
Portfolio - Initial
Shares
Dreyfus VIF           0.75%       0.04%      --         0.79%       --          0.79%
Developing Leaders
Portfolio - Initial
Shares*
Dreyfus VIF Growth    0.75%       0.07%      --         0.82%       --          0.82%
and Income
Portfolio - Initial
Shares
Federated American    0.75%       0.15%      --         1.15%       0.25%       0.90%
Leaders Fund II -
Primary Shares*
Federated Fund for    0.60%       0.13%      --         0.98%       0.26%       0.72%
U.S. Government

Securities II

Federated Capital     0.75%       0.67%      --         1.42%       0.42%       1.0%
Income Fund II*
Janus Aspen Series    .55%        .01%       --         .56%        --          .56%
Balanced Portfolio
- Institutional
Shares(8)
Janus Aspen Series    .52%        .03%       --         .55%        --          .55%
Flexible Bond
Portfolio -
Institutional
Shares (formerly
the Janus Apen
Series Flexible
Income Portfolio)(8)
Janus Aspen Series    .64%        .02%       --         .66%        --          .66%
Large Cap Growth
Portfolio -
Institutional
Shares (formerly
the Janus Aspen
Series Growth
Portfolio)(8)
Janus Aspen Series    .62%        .13%       --         .75%        --          .75%
Growth and Income

Portfolio -
Institutional

Shares(8)
Janus Aspen Series    .64%        .04%       --         .68%        --          .68%
International

Growth Portfolio -
Institutional

Shares(8)
Janus Aspen Series    .60%        .03%       --         .63%        --          .63%
Worldwide Growth

Portfolio -
Institutional

Shares*(8)
Oppenheimer Global    0.63%       0.03%      --         0.66%       --          0.66%
Securities Fund/VA
PIMCO VIT High        0.25%       0.35%(8)   0.15%      0.75%       --          0.75%
Yield Portfolio
PIMCO VIT Low         0.25%       0.25%(9)   0.15%      0.65%       0.00%       0.65%
Duration Portfolio
PIMCO VIT Total
Return Portfolio
Pioneer Fund -        0.50%       0.34%      0.25%      1.09%       --          1.09%
Class A Shares
(formerly the
SAFECO RST Core

Equity Portfolio)

Pioneer Growth        0.65%       0.39%     0.25%      1.29%       --          1.29%
Opportunities Fund
- Class A Shares
(formerly the
SAFECO Growth
Opportunities

Portfolio)

Pioneer Small Cap     0.85%       0.56%      0.25%      1.66%       --          1.66%
Value Fund - Class
A Shares (formerly

the SAFECO RST
Small-Cap Value
Portfolio)

Prudential Series     0.45%       0.18%      0.25%      0.88%       --          0.88%
Fund Equity

Portfolio - Class II

Schwab MarketTrack    0.44%       0.25%      --         0.69%       0.19%       0.50%
Growth Portfolio

IITM

Schwab Money Market   0.38%       0.08%      --         0.46%       --          0.46%
PortfolioTM
Schwab S&P 500        0.20%       0.11%      --         0.31%       0.03%       0.28%
Index Portfolio
(formerly Schwab

S&P 500 Portfolio)

Scudder Variable      0.47%       0.03%      --         0.50%       --          0.50%
Series I Capital

Growth Portfolio -
Class A Shares

Scudder Variable      0.48%       0.08%      --         0.56%       --          0.56%
Series I Growth and

Income Portfolio -
Class A Shares

Scudder Variable      0.73%       0.05%      --         0.78%       --          0.78%
Series II SVS
Dreman High Return
Equity Portfolio -
Class A Shares
Scudder Variable      0.75%       0.05%      --         0.80%       --          0.80%
Series II Large Cap
Value - Class A
Shares
Scudder VIT EAFE(R)     0.45%       0.37%    --         0.82%       0.17%(11)   0.65%
Equity Index Fund
- Class A Shares

(until July 25,
2005, when this
Sub-Account will be
liquidated)

Scudder VIT Small     0.35%       0.13%      --         0.48%       0.03%(12)   0.45%
Cap Index Fund -
Class A Shares
Universal             0.80%       0.26%      --         1.06%       --          1.06%
Institutional Funds
U.S. Real Estate

Portfolio - Class I
Shares

Van Kampen LIT        0.59%       0.06%      --         0.65%       --          0.65%
Comstock - Class I
Shares
Van Kampen LIT        0.60%       0.06%      --         0.66%       --          0.66%
Growth & Income -
Class I Shares
Wells Fargo           0.75%(15)   0.36%(16)  0.25%      1.36%       0.22%(17)   1.14%
Advantage Multi Cap
Value Fund
(formerly Strong
Multi Cap Value
Fund II)(13)(14)


*Effective April 29, 2005, these portfolios were closed to new Contributions or Transfers.
(1) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual fund operating expenses of Series I shares to 1.05% of average daily net assets. The expense limitation agreement is in effect through April 30, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense of short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006.
(2) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual Fund operating expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets for each series portfolio of AIM Variable Insurance Funds except for AIM VII. High Yield Fund
(see note 1). In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
(iv) dividend expense of short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees;
(vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006.
(3) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.
(4) The investment manager has contracted to waive fees and pay expenses through April 30, 2005 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.95% of average daily net assets.
(5) Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series' distributor has contracted to limit the 12b-1 fees through April 30, 2005 to no more than 0.25% of average daily net assets. Prior to May 1, 2003, the Board of Trustees had set the fee at an annual rate of 0.15% of average daily net assets.
(6) The management fee is a blended rate. Effective 5/1/04, the management fee dropped from 0.50% (annually) to 0.30% (annually). The total expense ratio would have been 0.72% had the reduced management fee been in place the entire year. Management fees are 0.30% (annually) for current year 2005.
(7) 12b-1 fees are 0.25% (annually) and administrative servicing fees are 0.09%(annually).
(8) All of the fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2004, restated to reflect reductions in the Portfolios' management fees, where applicable, effective July 1, 2004. Janus Capital has contractually agreed to waive certain portfolios' total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to certain levels until at least May 1, 2006. The expense waivers shown reflect the application of such limits.
(9) Reflects an administrative fee of 0.35%.
(10) Reflects an administrative fee of 0.25%.
(11) Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to the following amounts, A and B share classes respectively:(0.65%, 0.90%).
(12) Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to the following amounts, A and B share classes respectively:(0.45%, 0.70%).
(13) On May 25, 2004, Wells Fargo & Company entered into a purchase agreement with Strong Financial Corporation ("SFC") to acquire the assets of SFC and certain of its affiliates, including Strong Capital Management, Inc., the investment adviser to the Strong Family of Funds. Pursuant to the receipt of approval from the Strong Board, shareholders of the Strong Funds met and approved the reorganization of each Strong Fund into a Wells Fargo Fund on December 10 and December 22, 2004. Effective on or about April 11, 2005, the Investor Class and Advisor Class shares of the Strong Opportunity Fund II reorganized into the Wells Fargo Advantage Opportunity Fund, the Strong Discovery Fund II and Strong Mid Cap Growth Fund II reorganized into the Wells Fargo Advantage Discovery Fund; and the Strong Multi Cap Value Fund II reorganized into the Wells Fargo Advantage Multi Cap Value Fund.
(14) Expense information provided as of April 11, 2005.
(15) The Fund's investment adviser has implemented a breakpoint schedule for the Fund's management fees. The management fees charged to the Fund will decline as the Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets.
(16) Other expenses may include expenses payable to affiliates of Wells Fargo & Company. Other expenses for the Fund are based on estimates for the current fiscal year.
(17) The adviser has committed through April 30, 2007 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratios shown.

                        VARIABLE ANNUITY-1 SERIES ACCOUNT



                            Flexible Premium Deferred
                Combination Variable and Fixed Annuity Contracts


                                    issued by


                First Great-West Life & Annuity Insurance Company
                            50 Main Street, 9th Floor
                          White Plains, New York 10606
                            Telephone: (800) 537-2033






                       STATEMENT OF ADDITIONAL INFORMATION






        This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2005, which is available without charge by contacting the Annuity Administration Department, P.O. Box 173921, Denver, Colorado 80217-3921 or at 1-800-838-0649.



             The date of this Statement of Additional Information is

                                  May 1, 2005.

                                TABLE OF CONTENTS


                                                                           Page


GENERAL INFORMATION.......................................................SAI-3
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
  AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT...............................SAI-3
CALCULATION OF ANNUITY PAYOUTS............................................SAI-4
               - Fixed Annuity Options....................................SAI-4
              - Variable Annuity Options..................................SAI-4
POSTPONEMENT OF PAYOUTS...................................................SAI-5
SERVICES..................................................................SAI-5
        - Safekeeping of Series Account Assets............................SAI-5
        - Experts.........................................................SAI-5
        - Principal Underwriter...........................................SAI-6
        - Administrative Services Agreement...............................SAI-6
WITHHOLDING...............................................................SAI-6
FINANCIAL STATEMENTS......................................................SAI-7

                               GENERAL INFORMATION

        In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms not defined in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

                FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                    AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT


        First Great-West Life & Annuity Insurance Company (the "Company" or "First GWL&A"), the issuer of the Contract, is a New York corporation qualified to sell life insurance and annuity contracts in New York and Iowa. It was qualified to do business on May 28, 1997. The Company is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), a Colorado stock life insurance company, which is an indirect wholly owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is owned 74.9% by Power Financial Corporation of Canada, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation of Canada. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.


        First GWL&A is rated by a number of nationally recognized rating agencies. The ratings represent the opinion of the rating agencies regarding the financial strength of the Company and its ability to meet ongoing obligations to policyholders. The ratings take into account an agreement whereby GWL&A has undertaken to provide First GWL&A with certain financial support related to maintaining required statutory surplus and liquidity.

Rating Agency                   Measurement                          Rating
------------------------------  -----------------------------------  -------

A.M. Best Company, Inc.         Financial strength, operating
                                performance, and business profile.    A+(1)

Fitch, Inc.                     Financial strength                    AA+(2)

Moody's Investors Service       Financial strength                    Aa3(3)

Standard & Poor's Corporation   Financial strength                    AA-(4)

(1) Superior (highest rating out of ten categories)
(2) Very Strong (second highest rating out of eight categories)
(3) Excellent (second highest rating out of nine categories)
(4) Very Strong (second highest rating out of nine categories)

                                     SAI-3

        The assets allocated to the Series Account are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.


                         CALCULATION OF ANNUITY PAYOUTS

        A.     Fixed Annuity Options

        The amount of each annuity payout under a fixed annuity option is fixed and guaranteed by the Company. On the Payout Commencement Date, the Annuity Account Value held in the Guarantee Period Fund, with a Market Value Adjustment, if applicable, less Premium Tax, if any, is computed and that portion of the Annuity Account Value which will be applied to the fixed annuity option selected is determined. The amount of the first monthly payment under the fixed annuity option selected will be at least as large as would result from using the annuity tables contained in the Contract to apply to the annuity option selected. The dollar amounts of any fixed annuity payouts will not vary during the entire period of annuity payouts and are determined according to the provisions of the annuity option selected.

        B.     Variable Annuity Options

        To the extent a variable annuity option has been selected, the Company converts the Accumulation Units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the Valuation Period which contains the Payout Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payout by the Sub-Account's Annuity Unit Value on the fifth Valuation Date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the annuity payout period.

        The first payout under a variable annuity payout option will be based on the value of each Sub-Account on the fifth Valuation Date preceding the Payout Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. Payouts after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the fifth Valuation Date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account.

                                     SAI-4

                             POSTPONEMENT OF PAYOUTS

        With respect to amounts allocated to the Series Account, payout of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payout are received by the Annuity Administration Department. However, the determination, application or payout of any death benefit, Transfer, full surrender, partial withdrawal or annuity payout may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for the Company to determine the investment experience of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

                                    SERVICES

        A.     Safekeeping of Series Account Assets

        The assets of the Series Account are held by First GWL&A. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of First GWL&A. First GWL&A maintains records of all purchases and redemptions of shares of the underlying Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to Great-West Lifeco Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) in the aggregate, which covers all officers and employees of First GWL&A.


        B.     Independent  Registered Public Accounting Firm

        Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as First GWL&A's and the Series Account's Independent Registered Public Accounting Firm. Deloitte & Touche LLP examines financial statements for First GWL&A and the Series Account and provides other audit, tax and related services.

        The financial statements of First GWL&A as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, incorporated into the Prospectus by reference and included in this Statement of Additional Information, and the financial statements of Variable Annuity-1 Series Account as of December 31, 2004 and for the years ended December 31, 2004 and 2003, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, as set forth in their reports appearing therein.


                                     SAI-5

        C.     Principal Underwriter

        The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. ("GWFS"), an affiliate of First GWL&A. GWFS is a Delaware corporation and is a member of the NASD. The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety. The aggregate dollar amount of commissions paid to, and retained by, GWFS or any previous principal underwriter for the Contracts was zero for the last three fiscal years.

        D.     Administrative Services Agreement

        First GWL&A and GWL&A have entered into an Administrative Services Agreement dated May 15, 1997, as amended. Pursuant to the agreement, GWL&A performs certain corporate support services, investment services and other back office administrative services for First GWL&A. In addition, certain of GWL&A's property, equipment, personnel and facilities are made available for First GWL&A for its operations. All charges for services and use of facilities to the extent practicable reflect actual costs, and are intended to be in accordance with New York Insurance Laws.


                                   WITHHOLDING

        Annuity payouts and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payouts from which taxes are withheld.

        Notwithstanding the recipient's election, withholding may be required with respect to certain payouts to be delivered outside the United States and with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a taxpayer identification number ("TIN") (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

                                     SAI-6

                              FINANCIAL STATEMENTS

        The financial statements of First GWL&A should be considered only as bearing upon First GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interests of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

                                     SAI-7

   FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
   (A wholly-owned subsidiary of Great-West Life & Annuity Insurance Company)

                    Financial Statements for the Years Ended
                      December 31, 2004, 2003 and 2002 and
             Report of Independent Registered Public Accounting Firm

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Stockholder of First Great-West Life & Annuity Insurance Company:

We have audited the accompanying balance sheets of First Great-West Life & Annuity Insurance Company as of December 31, 2004 and 2003, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of First Great-West Life & Annuity Insurance Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP

Denver, Colorado
February 25, 2005

                FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                                 BALANCE SHEETS
                           DECEMBER 31, 2004 AND 2003
================================================================================
                  (Dollars in Thousands, Except Share Amounts)

================================================================================

                                                                           December 31,
                                                             -----------------------------------------
                                                                    2004                  2003
                                                             -------------------   -------------------
                                                             -------------------   -------------------
ASSETS

INVESTMENTS:
  Fixed maturities, available-for-sale, at fair value
   (amortized cost $237,676 and $222,068)                 $        243,254      $        230,298
 Short-term investments, available-for-sale, cost
  Approximates fair value                                           31,481                13,927
                                                             -------------------   -------------------
     Total investments                                             274,735               244,225
                                                             -------------------   -------------------
                                                             -------------------   -------------------

OTHER ASSETS:
  Cash                                                                 693                 4,518
  Reinsurance receivable                                             2,740                 2,563
  Deferred policy acquisition costs                                  8,991                 6,817
  Investment income due and accrued                                  1,742                 1,710
  Amounts receivable related to uninsured accident
    and health plan claims (net of allowances of
    $686 and $695)                                                     901                 1,053
  Premiums in course of collection (net of
     allowances of $24 and $130)                                       753                   459
  Other assets                                                       2,590                 2,219
SEPARATE ACCOUNT ASSETS                                             50,218                43,908
                                                             -------------------   -------------------

TOTAL ASSETS                                              $        343,363      $        307,472
                                                             ===================   ===================




See notes to financial statements.




                FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                                 BALANCE SHEETS
                           DECEMBER 31, 2004 AND 2003
                  (Dollars in Thousands, Except Share Amounts)

===========================================================================================================================

                                                                               December 31,
                                                                      --------------------------------
                                                                          2004              2003
                                                                      --------------   ---------------
                                                                      --------------   ---------------
LIABILITIES AND STOCKHOLDER'S EQUITY

POLICY BENEFIT LIABILITIES:
 Policy reserves                                                   $     188,681    $     179,209
 Policy and contract claims                                                4,874            3,740
 Policyholders' funds                                                      3,290            2,609

GENERAL LIABILITIES:
 Due to Great-West Life & Annuity Insurance Company                        3,439            7,006
 Bank overdrafts                                                             908            1,057
 Repurchase agreements                                                    31,830           11,037
 Deferred income taxes                                                     2,251            2,006
 Other liabilities                                                         2,084            2,440
SEPARATE ACCOUNT LIABILITIES                                              50,218           43,908
                                                                      --------------   ---------------
     Total liabilities                                                   287,575          253,012
                                                                      --------------   ---------------
                                                                      --------------   ---------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
 Common stock, $1,000 par value; 10,000 shares
  authorized; 2,500 shares issued and outstanding                          2,500            2,500
 Additional paid-in capital                                               28,600           28,600
 Accumulated other comprehensive income                                    3,340            4,804
 Retained earnings                                                        21,348           18,556
                                                                      --------------   ---------------
                                                                      --------------   ---------------
     Total stockholder's equity                                           55,788           54,460
                                                                      --------------   ---------------
                                                                      --------------   ---------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                         $     343,363    $     307,472
                                                                      ==============   ===============

See notes to financial statements.

                FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                              STATEMENTS OF INCOME
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
================================================================================
                                 (In Thousands)

================================================================================


                                                                  Year Ended December 31,
                                                       -----------------------------------------------
                                                           2004             2003             2002
                                                       --------------   --------------   -------------
                                                       --------------   --------------   -------------
REVENUES:
 Premiums (net of premiums ceded of
  $943, $642, and $496)                              $    11,619     $     10,266     $      10,014
 Fee income                                                5,384            3,825             3,973
 Net investment income                                    12,719           12,409            12,844
 Net realized gains on investments                           666            2,200               363
                                                       --------------   --------------   -------------
                                                       --------------   --------------   -------------
     Total revenues                                       30,388           28,700            27,194
                                                       --------------   --------------   -------------
                                                       --------------   --------------   -------------

BENEFITS AND EXPENSES:
 Life and other policy benefits (net of
  reinsurance recoveries totaling $861,
  $778 and $306)                                           7,388            4,125             6,848
 Increase in reserves                                        175              129               136
 Interest paid or credited to contractholders              7,418            8,076             8,597
 General and administrative expenses                      10,317            6,773             6,389
                                                       --------------   --------------   -------------
                                                       --------------   --------------   -------------
     Total benefits and expenses                          25,298           19,103            21,970
                                                       --------------   --------------   -------------
                                                       --------------   --------------   -------------

INCOME BEFORE INCOME TAXES                                 5,090            9,597             5,224
PROVISION FOR INCOME TAXES:
 Current                                                   1,241            3,234               694
 Deferred                                                  1,057              809               913
                                                       --------------   --------------   -------------
                                                       --------------   --------------   -------------
     Total income taxes                                    2,298            4,043             1,607
                                                       --------------   --------------   -------------
                                                       --------------   --------------   -------------

NET INCOME                                           $     2,792     $      5,554     $       3,617
                                                       ==============   ==============   =============
                                                       ==============   ==============   =============


See notes to financial statements.

                FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY


--------------------------------------------------------------------------------

                       STATEMENTS OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
================================================================================
                                 (In Thousands)
================================================================================


                                                                                Accumulated
                                                               Additional          Other
                                              Common            Paid-In        Comprehensive         Retained
                                               Stock            Capital        Income/(Loss)         Earnings             Total
                                          ----------------
                                          ----------------   ---------------   ----------------   ----------------   ---------------
BALANCES, JANUARY 1, 2002              $        2,500             28,600    $          727     $        9,385     $       41,212
  Net income                                                                                            3,617              3,617
  Other comprehensive income                                                         2,941                                 2,941
                                                                                                                     ---------------
                                                                                                                     ---------------
Total comprehensive income                                                                                                 6,558
                                          ----------------   ---------------   ----------------   ----------------   ---------------
                                          ----------------   ---------------   ----------------   ----------------   ---------------
BALANCES, DECEMBER 31, 2002                     2,500             28,600             3,668             13,002             47,770
  Net income                                                                                            5,554              5,554
  Other comprehensive income                                                         1,136                                 1,136
                                                                                                                     ---------------
                                                                                                                     ---------------
Total comprehensive income                                                                                                 6,690
                                          ----------------   ---------------   ----------------   ----------------   ---------------
                                          ----------------   ---------------   ----------------   ----------------   ---------------
BALANCES, DECEMBER 31, 2003                     2,500             28,600             4,804             18,556             54,460
  Net income                                                                                            2,792              2,792
  Other comprehensive loss                                                          (1,464)                               (1,464)
                                                                                                                     ---------------
                                                                                                                     ---------------
Total comprehensive income                                                                                                 1,328
                                          ----------------   ---------------   ----------------   ----------------   ---------------
                                          ----------------   ---------------   ----------------   ----------------   ---------------
BALANCES, DECEMBER 31, 2004            $        2,500             28,600    $        3,340             21,348     $       55,788
                                          ================   ===============   ================   ================   ===============
                                          ================   ===============   ================   ================   ===============


See notes to financial statements.

--------------------------------------------------------------------------------


                FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                            STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
================================================================================
                                 (In Thousands)
================================================================================




                                                                  Year Ended December 31,
                                                       ----------------------------------------------
                                                           2004             2003            2002
                                                       --------------   -------------   -------------
                                                       --------------   -------------   -------------
OPERATING ACTIVITIES:
 Net income                                          $      2,792    $       5,554   $       3,617
 Adjustments to reconcile net income to net
  cash provided by operating activities:
   Amortization of investments                               (430)            (214)           (928)
   Net realized gains on sale of investments                 (666)          (2,200)           (363)
   Depreciation and amortization                            4,303            2,397             560
   Deferral of acquisition costs                           (6,152)          (4,981)         (3,525)
   Deferred income taxes                                    1,057              809             913
 Changes in assets and liabilities:
   Accrued interest and policyholder receivables             (174)             (56)          1,223
   Policy benefit liabilities                               8,918            7,200          18,660
   Reinsurance receivable                                    (177)             307            (524)
   Other, net                                                (728)             220           1,355
                                                       --------------   -------------   -------------
     Net cash provided by operating activities       $      8,743    $       9,036   $      20,988
                                                       --------------   -------------   -------------

INVESTING ACTIVITIES:
 Proceeds from sales, maturities and
  redemptions of fixed maturities available for sale $    529,820          301,076          29,686
 Purchases of fixed maturities available for sale        (561,887)        (334,738)        (47,772)
                                                       --------------   -------------   -------------
     Net cash used in investing activities           $    (32,067)         (33,662)        (18,086)
                                                       --------------   -------------   -------------
                                                       --------------   -------------   -------------

FINANCING ACTIVITIES:
 Contract deposits, net of withdrawals               $      2,422    $       2,989   $        (217)
 Change in due to Great-West Life & Annuity
  Insurance Company                                        (3,567)           3,881           2,739
 Change in bank overdrafts                                   (149)            (313)         (1,734)
 Net repurchase agreements borrowings                      20,793           11,037
                                                                        -------------
                                                       --------------   -------------   -------------
     Net cash provided by activities                       19,499           17,594             788
                                                       --------------   -------------   -------------

NET (DECREASE) INCREASE IN CASH                            (3,825)          (7,032)          3,690

CASH, BEGINNING OF YEAR                                     4,518           11,550           7,860
                                                       --------------   -------------   -------------

CASH, END OF YEAR                                    $        693    $       4,518   $      11,550
                                                       ==============   =============   =============
                                                       ==============   =============   =============

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
  Cash paid during the year for income taxes         $          0    $           0   $           0

Income  taxes are paid by GWLA  Financial  Inc.  on behalf of the  Company  as part of an  affiliated company income tax allocation agreement.  See Note 8.



See notes to financial statements.

                FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Organization - First Great-West Life & Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWLA"). The Company was incorporated as a stock life insurance company in the State of New York and was capitalized on April 4, 1997 through a $6,000 cash investment from GWLA for 2,000 shares of common stock. On December 29, 1997, the Company issued an additional 500 shares of common stock to GWLA for $500. The Company was licensed as an insurance company in the State of New York on May 28, 1997 and is subject to regulation by the New York Department of Insurance.

      The Company offers individual and group life insurance and individual and group annuity products.

      Basis of presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for policy reserves, allowances for credit losses, deferred policy acquisition costs and valuation of privately placed fixed maturities. Actual results could differ from those estimates.

      Certain reclassifications have been made to the 2003 and 2002 financial statements and related notes to conform to the 2004 presentation. These changes in classification had no effect on previously reported stockholder's equity or net income.

      Investments - Investments are reported as follows:

      1. The Company has classified its fixed maturity investments as available-for-sale and carries them at fair value with the net unrealized gains and losses (net of deferred taxes) reported as accumulated other comprehensive income (loss) in stockholder's equity.

           Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses and declines in value determined to be other-than-temporary are included in net realized gains (losses) on investments.

     2. Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost. The Company considers short-term investments to be available for sale and amortized cost approximates fair value.

     3. Gains and losses realized upon the disposal of investments are determined on a specific identification basis.

     4. From time to time, the Company may employ a trading strategy that involves the sale of mortgage securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income. During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty for bankruptcy or becomes insolvent. In such cases, the Company's right to repurchase the security may be restricted. Amounts owing to brokers under these arrangements are included in Repurchase Agreements on the accompanying balance sheets. At December 31, 2004 and 2003, this liability was $31,830 and $11,037, respectively. The liability is collateralized by securities with approximately the same value.

      Cash - Cash includes only amounts in demand deposit accounts.

      Bank overdrafts - The Company's cash management system provides for the reimbursement of all major bank disbursement accounts on a daily basis. Checks issued but not yet presented to banks for payment frequently result in overdraft balances for accounting purposes.

      Deferred policy acquisition costs - Policy acquisition costs, which primarily consist of sales commissions and costs associated with the Company's sales representatives related to the production of new business, have been deferred to the extent recoverable. The recoverability of such costs is dependent upon the future profitability of the related business. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs totaled $4,302, $2,396 and $560 in 2004, 2003 and 2002, respectively.

      Separate accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc., an open-end management investment company, which is an affiliate of GWLA, and shares of other non-affiliated mutual funds and government and corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contract holders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees and mortality and expense risk charges.

      Life insurance and annuity reserves - Life insurance and annuity policy reserves with life contingencies in the amount of $168,469 and $162,275 at December 31, 2004 and 2003, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies in the amount of $19,491 and $16,053 at December 31, 2004 and 2003, respectively, are established at the contract holder's account value.

      Reinsurance - Policy reserves and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable on the balance sheet. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies (see Note 4).

      Policy and contract claims - Policy and contract claims include provisions for reported life and health claims in the process of settlement. They are valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported, based primarily on prior experience of the Company.

      Recognition of premium and fee income and benefits and expenses - Life insurance premiums are recognized when due. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fee income is derived primarily from contracts for claim processing or other administrative services related to uninsured business and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for future policy benefit reserves. The average crediting rate on annuity products was approximately 3.1%, 3.6%, and 4.0%, in 2004, 2003 and 2002, respectively.

      Income taxes - Income taxes are recorded using the asset and liability approach, which requires the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

      Application of recent accounting pronouncements - In July 2003, the Accounting Standards Executive Committee (the "AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). AcSEC developed SOP 03-1 to address the evolution of product designs since the issuance of Statement of Financial Accounting Standards No. 60, "Accounting and Reporting by Insurance Enterprises," and Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." SOP 03-1 provides guidance related to the reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as guaranteed minimum death benefits, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses certain issues related to the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. SOP 03-1 was effective on January 1, 2004. The adoption of SOP 03-1 did not have a material effect on the Company's financial position or results of operations.

      In January 2004, FASB issued Emerging Issues Task Force ("EITF") Issue No. 03-1, "The Meaning of Other-Than Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). EITF 03-1 provides guidance on the disclosure requirements, which were effective as of December 31, 2003, for other-than-temporary impairments of debt and marketable equity investments that are accounted for under SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities" ("SFAS 115"). EITF 03-1 also included guidance on the measurement and recognition of other-than-temporary impairments of certain investments, which was originally going to be effective during the quarter ended September 30, 2004. However, in response to various concerns raised by financial statement preparers and others, the measurement and recognition provisions of EITF 03-1 were delayed. The staff of the Financial Accounting Standards Board ("FASB") is currently evaluating the guidance EITF 03-1 in the context of developing implementation guidance for its measurement and recognition provisions. The Company is continuing to evaluate potential other than temporary impairments under SFAS 115 and SEC Staff Accounting Bulletin Topic 5-M, "Other Than Temporary Impairment Of Certain Investments In Debt and Equity Securities." Due to the current uncertainty as to the implementation guidance for EITF 03-1 by the FASB staff, the Company is unable to evaluate the impact EITF 03-1 will ultimately have on its financial position or results of operations.

      Regulatory requirements - In accordance with the requirements of the State of New York, the Company must demonstrate adequate capital. At December 31, 2004, the Company was in compliance with the requirement (see Note
      10).

      The Company is also required to maintain an investment deposit in the amount of $5,000 in cash or investment certificates with the New York Insurance Commissioner for the protection of policyholders in the event it is unable to satisfactorily meet its contractual obligations. A United States Treasury obligation, whose cost approximates market value, was designated to meet this requirement at December 31, 2004.

2.    RELATED-PARTY TRANSACTIONS

      The Company and GWLA have service agreements whereby GWLA administers, distributes, and underwrites business for the Company and administers its investment portfolio, and whereby, it provides certain services for GWLA. The amounts recorded are based upon estimated costs incurred and resources expended. These transactions are summarized as follows:



                                                                 Year Ended December 31,
                                                       ---------------------------------------------
                                                                    ---             ---
                                                           2004            2003            2002
                                                       -------------   -------------   -------------
                                                       -------------
     Investment management expense included in
      net investment income                         $       141     $       132     $       130
     Administrative and underwriting services
      included in general and administrative              6,077           4,012           3,961
      expenses
                                                       -------------   -------------   -------------
     Total                                          $    6,218      $     4,144     $     4,091
                                                       =============   =============   =============



      The Company and GWLA have an agreement whereby GWLA has committed to provide certain financial support related to maintaining adequate regulatory surplus and liquidity.

3.   ALLOWANCES ON POLICYHOLDER RECEIVABLES

      Amounts receivable for accident and health plan claims and premiums in the course of collection are generally uncollateralized. The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on amounts receivable related to uninsured accident and health plan claims and premiums in course of collection. Management's judgment is based on past loss experience and current and projected economic conditions.

      Activity in the allowance for amounts receivable related to uninsured accident and health plan claims is as follows:



                                                         2004            2003            2002
                                                     -------------   -------------   -------------
     Balance, beginning of year                    $      695      $     1,491     $    1,835
     Provisions charged (reversed) to operations           33             (336)           869
     Amounts written off, net                             (42)            (460)        (1,213)
                                                     -------------   -------------   -------------
                                                     -------------   -------------   -------------
     Balance, end of year                          $      686      $       695     $    1,491
                                                     =============   =============   =============

     Activity in the allowance for premiums in course of collection is as follows:

                                                         2004            2003            2002
                                                     -------------   -------------   -------------
     Balance, beginning of year                    $      130      $      300      $      875
     Provisions charged (reversed) to operations          (30)           (116)           (442)
     Amounts written off, net                             (76)            (54)           (133)
                                                     -------------   -------------   -------------
                                                     -------------   -------------   -------------
     Balance, end of year                          $       24      $      130      $      300
                                                     =============   =============   =============

4.    REINSURANCE

      In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains 100% of the first $50 of coverage per individual life and has a maximum retention of $250 per individual life. Life insurance policies are first reinsured to GWLA up to a maximum of $1,250 of coverage per individual life. Any excess amount is reinsured to a third party.

      Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. Consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2004 and 2003, the reinsurance receivables had net carrying values of $2,740 and $2,563, respectively.

      Total reinsurance premiums ceded to GWLA in 2004, 2003 and 2002 were $807, $532 and $343, respectively.

      The following table summarizes life insurance in force and life and accident/health premiums at, and for the year ended, December 31, 2004:


                                                                                           Percentage
                                                                                           of Amount
                                           Reinsurance     Reinsurance                      Assumed
                              Direct          Ceded          Assumed           Net           to Net
                           -------------   -------------   -------------   -------------   -----------
     Life insurance in force:
      Individual         $    3,319,036  $  1,393,825    $               $   1,925,211         0.0%
      Group                     285,819                                        285,819         0.0%
                           -------------   -------------   -------------   -------------
                           -------------   -------------   -------------   -------------
          Total          $    3,604,855  $  1,393,825    $               $   2,211,030
                           =============   =============   =============   =============
                           =============   =============   =============   =============

     Premium Income:
      Life insurance     $        6,580  $        807    $               $       5,773         0.0%
      Accident/health             5,975           127                            5,848         0.0%
                           -------------   -------------   -------------   -------------
                           -------------   -------------   -------------   -------------
          Total          $       12,555  $        934    $               $      11,621
                           =============   =============   =============   =============

      The following table summarizes life insurance in force and life and accident/health premiums at, and for the year ended, December 31, 2003:





                                                                                           Percentage
                                                                                           of Amount
                                           Reinsurance     Reinsurance                      Assumed
                              Direct          Ceded          Assumed           Net           to Net
                           -------------   -------------   -------------   -------------   -----------
     Life insurance in force:
      Individual         $  2,583,199    $  1,013,127    $               $  1,570,072         0.0%
      Group                   317,440                                         317,440         0.0%
                           -------------   -------------   -------------   -------------
                           -------------   -------------   -------------   -------------
          Total          $  2,900,639    $  1,013,127    $               $  1,887,512
                           =============   =============   =============   =============
                           =============   =============   =============   =============

     Premium Income:
      Life insurance     $      4,951    $        532    $               $      4,419         0.0%
      Accident/health           5,927             104                           5,823         0.0%
                           -------------   -------------   -------------   -------------
                           -------------   -------------   -------------   -------------
          Total          $     10,878    $        636    $               $     10,242
                           =============   =============   =============   =============

      The following table summarizes life insurance in force and life and accident/health premiums at, and for the year ended, December 31, 2002:





                                                                                           Percentage
                                                                                           of Amount
                                           Reinsurance     Reinsurance                      Assumed
                              Direct          Ceded          Assumed           Net           to Net
                           -------------   -------------   -------------   -------------   -----------
     Life insurance in force:
      Individual         $  1,489,496    $    603,672    $               $    885,824         0.0%
      Group                   418,254                                         418,254         0.0%
                           -------------   -------------   -------------   -------------
                           -------------   -------------   -------------   -------------
          Total          $  1,907,750    $    603,672    $               $  1,304,078
                           =============   =============   =============   =============
                           =============   =============   =============   =============

     Premium Income:
      Life insurance     $      3,384    $        343    $               $      3,041         0.0%
      Accident/health           7,120             145                           6,975         0.0%
                           -------------   -------------   -------------   -------------
                           -------------   -------------   -------------   -------------
          Total          $     10,504    $        488    $               $     10,016
                           =============   =============   =============   =============


5. NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS

      The following table summarizes net investment income for the years ended December 31, 2004, 2003 and 2002:


                                                              Year Ended December 31,
                                                    ---------------------------------------------
                                                                 ---             ---
                                                        2004            2003            2002
                                                    -------------   -------------   -------------
                                                    -------------
     Investment income:
      Fixed maturities and short-term             $    13,071    $     12,503    $     12,685
      investments
      Other                                               (76)             39             289
                                                    -------------   -------------   -------------
                                                    -------------
                                                       12,995          12,542          12,974

     Investment expenses                                  276             133             130
                                                    -------------   =============   =============
                                                    -------------
          Net investment income                   $    12,719    $     12,409    $     12,844
                                                    =============   =============   =============

      The following table summarizes net realized gains on investments for the years ended December 31, 2004, 2003 and 2002:
                                                              Year Ended December 31,
                                                    ---------------------------------------------
                                                    ---------------------------------------------
                                                        2004            2003            2002
                                                    -------------   -------------   -------------
                                                    -------------
     Net realized gains:
      Fixed maturities                           $       666     $       2,200   $         363
                                                    -------------   -------------   -------------
          Net realized gains on investments      $       666     $       2,200   $         363
                                                    =============   =============   =============

6.   SUMMARY OF INVESTMENTS

      The following table summarizes fixed maturity securities available-for-sale at December 31, 2004:



                                 Gross Gross
                                 Amortized      Unrealized      Unrealized       Estimated       Carrying
        Fixed Maturities:          Cost           Gains          Losses          Fair Value        Value
     ------------------------  -------------   ------------   --------------   ------------   -------------
     ------------------------  -------------   ------------   --------------   ------------   -------------
     U.S. Government and agencies direct
      obligations            $    78,243     $     1,715    $      204       $    79,754    $    79,754
     Corporate debt
      securities                  40,548           2,042           110            42,480         42,480
     Mortgage-backed and
      asset-backed
      securities                 118,885           2,317           182           121,020        121,020
                               -------------   ------------   --------------   ------------   -------------
                               -------------   ------------   --------------   ------------   -------------
     Total fixed maturities  $   237,676     $     6,074    $      496       $   243,254    $   243,254
                               =============   ============   ==============   ============   =============

      The following table summarizes fixed maturity securities available for sale at December 31, 2003:

                                Gross Gross
                                Amortized      Unrealized      Unrealized       Estimated       Carrying
        Fixed Maturities:          Cost           Gains          Losses        Fair Value        Value
     ------------------------  -------------   ------------   --------------   ------------   -------------
     ------------------------  -------------   ------------   --------------   ------------   -------------
     U.S. Government and agencies direct
      obligations            $    69,886     $     2,767    $        33      $    72,620    $    72,620
     Corporate debt
      securities                  44,019           4,351                          48,370         48,370
     Mortgage-backed and
      asset-backed
      securities                 108,163           2,206          1,061          109,308        109,308
                               -------------   ------------   --------------   ------------   -------------
                               -------------   ------------   --------------   ------------   -------------
     Total fixed maturities  $   222,068     $     9,324    $     1,094      $   230,298    $   230,298
                               =============   ============   ==============   ============   =============


      Mortgage-backed and asset-backed securities include collateralized mortgage obligations that consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and expected average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

      See Note 7 for additional information on policies regarding estimated fair value of fixed maturities.

      The amortized cost and estimated fair value of fixed maturity investments at December 31, 2004 and 2003, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



                                                    December 31, 2004                December 31, 2003
                                              ------------------------------   ------------------------------
                                               Amortized        Estimated        Amortized       Estimated
                                                  Cost         Fair Value          Cost          Fair Value
                                              -------------   --------------   --------------   -------------
                                              -------------   --------------   --------------   -------------
      Due in one year or less               $     6,779     $     7,173      $     5,098      $     5,566
      Due after one year through five            45,834          48,297           53,734           58,500
      years
      Due after five years through ten           13,627          14,030            7,198            8,120
      years
      Due after ten years                         8,400           8,483
      Mortgage-backed and asset-backed
       Securities                               163,036         165,271          156,038          158,112
                                              -------------   --------------
                                              -------------   --------------   --------------   -------------
                                            $   237,676     $   243,254      $   222,068      $   230,298
                                              =============   ==============   ==============   =============


      The following table summarizes information regarding the sales of fixed maturities for the years ended December 31, 2004, 2003 and 2002:


                                                             Year Ended December 31,
                                                    ---------------------------------------------
                                                    -------------                   -------------
                                                        2004            2003            2002
                                                    -------------   -------------   -------------
                                                    -------------
     Proceeds from sales                          $   308,394     $    17,543     $    18,719
     Gross realized gains from sales                    1,744           3,200             433
     Gross realized losses from sales                   1,078           1,000              70


      Impairment of Fixed Maturities. The Company classifies all of its fixed maturities as available-for-sale and marks them to market through other comprehensive income. All securities with gross unrealized losses at the consolidated balance sheet date are subjected to the Company's process for identifying other-than-temporary impairments.

      The Company writes down to fair value securities that it deems to be other-than-temporarily impaired in the period the securities are deemed to be so impaired. The Company records write-downs as investment losses and adjusts the cost basis of the fixed maturities accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

      The assessment of whether an other-than-temporary impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described below, about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

      Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

o Fair value is significantly below cost.
o The decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or a geographic area.
o The decline in fair value has existed for an extended period of time.
o A debt security has been downgraded by a rating agency.
o The financial condition of the issuer has deteriorated.
o Dividends have been reduced/eliminated or scheduled interest payments have not been made.

      While all available information is taken into account, it is difficult to predict the ultimate recoverable amount of a distressed or impaired security.

      The Company's portfolio of fixed maturities fluctuates in value based on interest rates in financial markets and other economic factors. These fluctuations caused by market rate changes have little bearing on whether or not the investment will be ultimately recoverable. Therefore, the Company considers these declines in value as temporary even in periods exceeding one year.

      The following table summarizes unrealized investment losses by class of investment at December 31, 2004. The Company considers these investments to be only temporarily impaired.



                            Less than twelve months    Twelve months or longer               Total
                            ------------------------   -------------------------   --------------------------
                            Estimated    Unrealized    Estimated     Unrealized    Estimated     Unrealized
     Fixed Maturities:      Fair value      Loss       Fair value       Loss       Fair value       Loss
   ----------------------   -----------  -----------   -----------   -----------   -----------   ------------
   ----------------------   -----------                ---------------------------------------
   U.S. Government And
   agencies direct
   obligations            $   17,858   $     151     $    5,155    $      53     $   23,013    $     204
   Corporate debt
    Securities                 9,424         110                                      9,424          110
   Mortgage-backed
    and asset-backed
    securities                14,585         182                                     14,585          182
                            -----------  -----------   -----------   -----------   -----------   ------------
   Total fixed            $   41,867   $     443     $    5,155    $      53     $   47,022    $     496
   maturities
                            ===========  ===========   ===========   ===========   ===========   ============

      The following table summarizes unrealized investment losses by class of investment at December 31, 2003. The Company considers these investments to be only temporarily impaired.

                            Less than twelve months     Twelve months or longer              Total
                            ------------------------   --------------------------   -------------------------
                                                                                    -------------------------
                            Estimated    Unrealized    Estimated     Unrealized     Estimated     Unrealized
     Fixed Maturities:      Fair value      Loss       Fair value       Loss        Fair value       Loss
   ----------------------   -----------  -----------   -----------   ------------   -----------   -----------
   ----------------------   -----------                ----------------------------------------
   U.S. Government and
   agencies direct
   obligations            $   55,388   $     33      $             $              $   55,388    $       33
   Mortgage-backed
    and asset-backed
    securities                 2,843         13          12,526         1,048         15,369         1,061
                            -----------  -----------   -----------   ------------   -----------   -----------
   Total fixed            $   58,231   $     46      $   12,526    $    1,048     $   70,757    $    1,094
   maturities
                            ===========  ===========   ===========   ============   ===========   ===========


      The Company's gross unrealized loss related to fixed maturities was $496 and $1,094 at December 31, 2004 and 2003, respectively. As of December 31, 2004, the Company has no information available to cause it to believe that any of these investments are other than temporarily impaired.

7.    ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following table summarizes the carrying amount and estimated fair value of the Company's financial instruments at December 31, 2004 and 2003:

                                                            December 31,
                                     -------------------------------------------------------------
                                     -------------------------------------------------------------
                                                 2004                            2003
                                     -----------------------------   -----------------------------
                                     -----------------------------
                                       Carrying       Estimated        Carrying       Estimated
                                        Amount        Fair Value        Amount        Fair Value
                                     -------------   -------------   -------------   -------------
                                     -------------   -------------   -------------   -------------

      Fixed maturities and
        short-term investments          274,735          274,735        244,225    $    244,225
     LIABILITIES:
      Annuity contract reserves
        without life                     19,491         19,491           16,053          16,053
       contingencies
      Policyholders' funds                3,290          3,290            2,609           2,609



      The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

      The estimated fair value of fixed maturities that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilizes discounted cash flows calculated at current market rates on investments of similar quality and term.

      The estimated fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts utilizing current crediting rates for similar products.

      The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

8.    FEDERAL INCOME TAXES

      The following table presents a reconciliation between the statutory federal income tax rate and the Company's effective income tax rate for the years 2004, 2003 and 2002:


                                                             Years Ended December 31,
                                                      -----------------------------------------
                                                         2004         2003          2002
                                                      -----------  -----------   -----------
                                                      -----------  -----------   -----------
     Statutory federal income tax rate                   35.0    %    35.0    %     35.0    %
      Tax effect of change in tax rate resulting from:
       State taxes, net premium tax offset                5.2          5.2          (4.0)
       Prior year tax adjustments                         5.0          1.9          (0.2)
                                                      -----------  -----------   -----------
                                                      -----------  -----------   -----------
          Effective income tax rate                      45.2    %    42.1    %     30.8    %
                                                      ===========  ===========   ===========


      Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities as of December 31, 2004 and 2003 are as follows:

                                                                 December 31,
                                          ------------------------------------------------------------
                                          ------------------------------------------------------------
                                                     2004                            2003
                                          ----------------------------   -----------------------------
                                          ----------------------------                   -------------
                                            Deferred       Deferred        Deferred        Deferred
                                              Tax             Tax            Tax             Tax
                                             Asset         Liability        Asset         Liability
                                          ----------------------------   -------------   -------------
                                          ----------------------------   -------------   -------------
     Policyholder reserves              $     1,935     $              $      1,624   $
     Deferred policy acquisition costs                         3,454                          2,694
     Deferred acquisition cost proxy          1,940                           2,054
     tax
     Investment assets                                         1,962                          2,876
     Other                                                       710                            114
                                          -------------   ------------   -------------   -------------
                                          -------------   ------------   -------------   -------------
          Total deferred taxes          $     3,875     $      6,126   $      3,678   $       5,684
                                          ============================   =============   =============



      Amounts included for investment assets above include $1,773 and $2,881 related to the unrealized gains on the Company's fixed maturities available-for-sale at December 31, 2004 and 2003, respectively.

      The Company and GWL&A Financial have entered into an income tax allocation agreement whereby GWL&A Financial files a consolidated federal income tax return. Under the agreement, the Company is responsible for and will receive the benefits of any income tax liability or benefit computed on a separate basis.

9.    OTHER COMPREHENSIVE INCOME

      The following table presents the composition of other comprehensive income for the year ended December 31, 2004:

                                                                      Tax
                                                  Before Tax        (Expense)        Net of Tax
                                                  Amount or          Benefit           Amount
                                                --------------   ---------------  ---------------
                                                --------------   ---------------  ---------------
     Unrealized gains on available-for-sale securities:
     Unrealized holding gains (losses)        $      (1,961)   $         687    $      (1,274)
       arising
      during the period
     Less: reclassification adjustment for
      (gains) losses realized in net income            (667)             233             (434)
                                                --------------   ---------------  ---------------
     Net unrealized gains                            (2,628)             920           (1,708)
     Reserve and DAC adjustment                         376             (132)             244
                                                --------------   ---------------  ---------------
                                                --------------   ---------------  ---------------
     Other comprehensive income (loss)        $      (2,252)             788           (1,464)
                                                ==============   ===============  ===============

      The following table presents the composition of other comprehensive income for the year ended December 31, 2003:

                                                                      Tax
                                                  Before-Tax       (Expense)        Net-of-Tax
                                                   Amount         or Benefit           Amount
                                                --------------   ---------------  ---------------
                                                --------------   ---------------  ---------------
     Unrealized gains on available-for-sale
      securities:                             $        726     $      (254)     $       472
     Unrealized holding gains (losses)
       arising
      during the period                             (2,200)            770           (1,430)
                                                --------------   ---------------  ---------------
     Net unrealized gains (losses)                  (1,474)            516             (958)
     Reserve and DAC adjustment                      3,221          (1,127)           2,094
                                                --------------   ---------------  ---------------
                                                --------------   ---------------  ---------------
     Other comprehensive income (loss)        $      1,747     $      (611)     $     1,136
                                                ==============   ===============  ===============
      The following table presents the composition of other comprehensive income for the year ended December 31, 2002:

                                                                      Tax
                                                  Before-Tax        (Expense)       Net-of-Tax
                                                   Amount          Or Benefit          Amount
                                                --------------   ---------------  ---------------
                                                --------------   ---------------  ---------------
     Unrealized gains on available-for-sale
      securities:                             $      7,816     $     (2,816)    $     5,000
     Unrealized holding gains (losses)
       arising
      during the period                                 68              (24)             44
                                                --------------   ---------------  ---------------
     Net unrealized gains (losses)                   7,884           (2,840)          5,044
     Reserve and deferred policy
      acquisition costs adjustment                  (3,287)           1,184          (2,103)
                                                --------------   ---------------  ---------------
                                                --------------   ---------------  ---------------
     Other comprehensive income (loss)        $      4,597     $     (1,656)    $     2,941
                                                ==============   ===============  ===============


10.   STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS AND OTHER MATTERS

      At December 31, 2004 and 2003, the Company had 10,000 authorized and 2,500 issued shares of common stock.

      The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices, for years ended December 31, 2004, 2003 and 2002 are as follows:


                                                            Year Ended December 31,
                                                 -----------------------------------------------
                                                               ---              ---
                                                     2004             2003             2002
                                                 --------------   --------------   -------------
                                                 --------------
                                                  (Unaudited)
     Net income                                $      349       $      2,495     $      1,086
     Capital and surplus                           39,079             38,281           33,224



      As an insurance company domiciled in the State of New York, the Company is required to maintain a minimum of $6,000 of capital and surplus. In addition, the maximum amount of dividends, which can be paid to stockholders, is subject to restrictions relating to statutory surplus and statutory adjusted net investment income. The Company paid no dividends in 2004, 2003 and 2002. Dividends are paid as determined by the Board of Directors.

11.   COMMITMENTS AND CONTINGENCIES

      The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on the Company's financial position or the results of its operations.

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             ALGER        ALLIANCE
                                               AIM V.I. CORE                   AIM V.I.   ALGER AMERICAN    AMERICAN    BERNSTEIN VP
                                                   EQUITY      AIM V.I. HIGH  TECHNOLOGY     GROWTH     MIDCAP GROWTH UTILITY INCOME
                                                 PORTFOLIO    YIELD PORTFOLIO PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                               -------------  -------------  ------------ -------------- ------------- -------------
ASSETS:
    Investments at market value (1)              $   1,428,987  $     322,596 $    428,929 $   1,770,834  $     231,094 $   120,878
    Investment income due and accrued
    Purchase payments receivable
    Due from First Great West Life & Annuity Insurance   8,422         13,880
    Company                                          ------------   ------------  -----------  ------------   ------------  --------
                                                     ------------   ------------  -----------  ------------   ------------  --------

       Total assets                                  1,437,409        336,476      428,929     1,770,834        231,094     120,878
                                                   ------------   ------------  -----------  ------------   ------------  ----------
                                                   ------------   ------------  -----------  ------------   ------------  ----------

LIABILITIES:
    Redemptions payable
    Due to First Great West Life & Annuity Insurance       272             60           78           331             43          24
    Company                                        ------------   ------------  -----------  ------------   ------------  ----------
                                                   ------------   ------------  -----------  ------------   ------------  ----------

       Total liabilities                                   272             60           78           331             43          24
                                                   ------------   ------------  -----------  ------------   ------------  ----------
                                                   ------------   ------------  -----------  ------------   ------------  ----------

NET ASSETS                                       $   1,437,137  $     336,416 $    428,851 $   1,770,503  $     231,051 $   120,854
                                                   ============   ============  ===========  ============   ============  ==========
                                                   ============   ============  ===========  ============   ============  ==========

NET ASSETS REPRESENTED BY:
    Accumulation units                           $   1,419,992  $     308,159 $    428,851 $   1,770,503  $     231,051 $   120,854
    Contracts in payout phase                           17,145         28,257
                                                   ------------   ------------  -----------  ------------   ------------  ----------
                                                   ------------   ------------  -----------  ------------   ------------  ----------

NET ASSETS                                       $   1,437,137  $     336,416 $    428,851 $   1,770,503  $     231,051 $   120,854
                                                   ============   ============  ===========  ============   ============  ==========
                                                   ============   ============  ===========  ============   ============  ==========

ACCUMULATION UNITS OUTSTANDING                          98,767         25,846      181,149       116,167         17,579       9,216

UNIT VALUE (ACCUMULATION)                        $       14.38  $       11.92 $       2.37 $       15.24  $       13.14 $     13.11
                                                   ============   ============  ===========  ============   ============  ==========
                                                   ============   ============  ===========  ============   ============  ==========

(1) Cost of investments:                         $   1,377,410  $     322,186 $    369,023 $   2,056,451  $     207,390 $   100,256
    Shares of investments:                              77,201         50,015       34,535        50,422         11,110       6,653


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              DELAWARE GPF
                                                    AMERICAN     AMERICAN                                 PREMIUM SMALL
                                                   CENTURY VP   CENTURY VP       AMERICAN                   CAP VALUE
                                                    BALANCED   INTERNATIONAL    CENTURY VP   BARON CAPITAL   SERIES   DREYFUS MIDCAP
                                                    PORTFOLIO   PORTFOLIO    VALUE PORTFOLIO  ASSET FUND   PORTFOLIO STOCK PORTFOLIO
                                                 ------------- -------------- -------------- ------------- --------- ---------------
ASSETS:
    Investments at market value (1)               $     304,058 $  906,803 $      305,135 $    1,556,966 $      261,724 $   272,516
    Investment income due and accrued
    Purchase payments receivable
    Due from First Great West Life & Annuity Insurance Company
                                                    ------------ ----------  -------------  -------------  -------------  ----------
                                                    ------------ ----------  -------------  -------------  -------------  ----------

       Total assets                                     304,058    906,803        305,135      1,556,966        261,724     272,516
                                                    ------------ ----------  -------------  -------------  -------------  ----------
                                                    ------------ ----------  -------------  -------------  -------------  ----------

LIABILITIES:
    Redemptions payable
    Due to First Great West Life & Annuity Insurance Company 56        167             51            288             45          50
                                                    ------------ ----------  -------------  -------------  -------------  ----------
                                                    ------------ ----------  -------------  -------------  -------------  ----------

       Total liabilities                                     56        167             51            288             45          50
                                                    ------------ ----------  -------------  -------------  -------------  ----------
                                                    ------------ ----------  -------------  -------------  -------------  ----------

NET ASSETS                                        $     304,002 $  906,636 $      305,084 $    1,556,678 $      261,679 $   272,466
                                                    ============ ==========  =============  =============  =============  ==========
                                                    ============ ==========  =============  =============  =============  ==========

NET ASSETS REPRESENTED BY:
    Accumulation units                            $     304,002 $  906,636 $      305,084 $    1,556,678 $      261,679 $   272,466
    Contracts in payout phase
                                                    ------------ ----------  -------------  -------------  -------------  ----------
                                                    ------------ ----------  -------------  -------------  -------------  ----------

NET ASSETS                                        $     304,002 $  906,636 $      305,084 $    1,556,678 $      261,679 $   272,466
                                                    ============ ==========  =============  =============  =============  ==========
                                                    ============ ==========  =============  =============  =============  ==========

ACCUMULATION UNITS OUTSTANDING                           26,354     70,751         23,805         92,684         18,266      21,020

UNIT VALUE (ACCUMULATION)                         $       11.54 $    12.81 $        12.82 $        16.80 $        14.33 $     12.96
                                                    ============ ==========  =============  =============  =============  ==========
                                                    ============ ==========  =============  =============  =============  ==========

(1) Cost of investments:                          $     280,668 $  795,475 $      271,709 $    1,198,794 $      230,827 $   246,600
    Shares of investments:                               41,766    123,375         34,873         57,559          8,595      15,466


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                DREYFUS VIF DREYFUS VIF  FEDERATED   FEDERATED FUND
                                                   DREYFUS VIF  DEVELOPING   GROWTH &     AMERICAN      FOR U.S.
                                                  APPRECIATION    LEADERS     INCOME    LEADERS FUND   GOVERNMENT       FEDERATED
                                                    PORTFOLIO    PORTFOLIO   PORTFOLIO       II       SECURITIES II  UTILITY FUND II
                                                  ------------- ------------ ---------- -----------  -------------    --------------
ASSETS:
    Investments at market value (1)               $   1,132,326 $    56,802 $    194,465 $    2,208,830 $    2,438,388 $    39,462
    Investment income due and accrued
    Purchase payments receivable
    Due from First Great West Life & Annuity Insurance Company                                   19,485
                                                    ------------  ----------  -----------  -------------  ------------- -----------
                                                    ------------  ----------  -----------  -------------  ------------- -----------

       Total assets                                   1,132,326      56,802      194,465      2,228,315      2,438,388      39,462
                                                    ------------  ----------  -----------  -------------  ------------- -----------
                                                    ------------  ----------  -----------  -------------  ------------- -----------

LIABILITIES:
    Redemptions payable                                                                          12,177
    Due to First Great West Life & Annuity Insurance Company211           7           36            410            452           7
                                                    ------------  ----------  -----------  -------------  ------------- -----------
                                                    ------------  ----------  -----------  -------------  ------------- -----------

       Total liabilities                                    211           7           36         12,587            452           7
                                                    ------------  ----------  -----------  -------------  ------------- -----------
                                                    ------------  ----------  -----------  -------------  ------------- -----------

NET ASSETS                                        $   1,132,115 $    56,795 $    194,429 $    2,215,728 $    2,437,936 $    39,455
                                                    ============  ==========  ===========  =============  ============= ===========
                                                    ============  ==========  ===========  =============  ============= ===========

NET ASSETS REPRESENTED BY:
    Accumulation units                            $   1,132,115 $    56,795 $    194,429 $    2,176,061 $    2,437,936 $    39,455
    Contracts in payout phase                                                                    39,667
                                                    ------------  ----------  -----------  -------------  ------------- -----------
                                                    ------------  ----------  -----------  -------------  ------------- -----------

NET ASSETS                                        $   1,132,115 $    56,795 $    194,429 $    2,215,728 $    2,437,936 $    39,455
                                                    ============  ==========  ===========  =============  ============= ===========
                                                    ============  ==========  ===========  =============  ============= ===========

ACCUMULATION UNITS OUTSTANDING                          120,747       4,424       20,587        143,893        165,436       3,785

UNIT VALUE (ACCUMULATION)                         $        9.38 $     12.84 $       9.44 $        15.12 $        14.74 $     10.42
                                                    ============  ==========  ===========  =============  ============= ===========
                                                    ============  ==========  ===========  =============  ============= ===========

(1) Cost of investments:                          $   1,010,326 $    53,170 $    175,699 $    1,849,700 $    2,445,586 $    34,412
    Shares of investments:                               31,843       1,367        9,087        106,862        210,206       4,449


The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                            JANUS ASPEN
                                                    GARTMORE    JANUS ASPEN  SERIES     JANUS ASPEN                   JANUS ASPEN
                                                  DREYFUS GVIT    SERIES    FLEXIBLE   SERIES GROWTH   JANUS ASPEN       SERIES
                                                  MIDCAP MARKET  BALANCED    INCOME       & INCOME    SERIES GROWTH  INTERNATIONAL
                                                     II FUND     PORTFOLIO  PORTFOLIO    PORTFOLIO      PORTFOLIO   GROWTH PORTFOLIO
                                                  ------------ ------------ ----------- ------------- ------------------------------
ASSETS:
    Investments at market value (1)               $     301,564 $   478,993 $   1,862,675 $     462,731 $  1,237,002 $      318,290
    Investment income due and accrued
    Purchase payments receivable
    Due from First Great West Life & Annuity Insurance Company
                                                    ------------  ----------  ------------  ------------ ------------  -------------
                                                    ------------  ----------  ------------  ------------ ------------  -------------

       Total assets                                     301,564     478,993     1,862,675       462,731    1,237,002        318,290
                                                    ------------  ----------  ------------  ------------ ------------  -------------
                                                    ------------  ----------  ------------  ------------ ------------  -------------

LIABILITIES:
    Redemptions payable                                                            10,227
    Due to First Great West Life & Annuity Insurance Company 56          89           346            85          235             55
                                                    ------------  ----------  ------------  ------------ ------------  -------------
                                                    ------------  ----------  ------------  ------------ ------------  -------------

       Total liabilities                                     56          89        10,573            85          235             55
                                                    ------------  ----------  ------------  ------------ ------------  -------------
                                                    ------------  ----------  ------------  ------------ ------------  -------------

NET ASSETS                                        $     301,508 $   478,904 $   1,852,102 $     462,646 $  1,236,767 $      318,235
                                                    ============  ==========  ============  ============ ============  =============
                                                    ============  ==========  ============  ============ ============  =============

NET ASSETS REPRESENTED BY:
    Accumulation units                            $     301,508 $   478,904 $   1,852,102 $     462,646 $  1,236,767 $      318,235
    Contracts in payout phase
                                                    ------------  ----------  ------------  ------------ ------------  -------------
                                                    ------------  ----------  ------------  ------------ ------------  -------------

NET ASSETS                                        $     301,508 $   478,904 $   1,852,102 $     462,646 $  1,236,767 $      318,235
                                                    ============  ==========  ============  ============ ============  =============
                                                    ============  ==========  ============  ============ ============  =============

ACCUMULATION UNITS OUTSTANDING                           22,555      42,706       138,761        38,013       92,051         25,290

UNIT VALUE (ACCUMULATION)                         $       13.37 $     11.21 $       13.35 $       12.17 $      13.44 $        12.58
                                                    ============  ==========  ============  ============ ============  =============
                                                    ============  ==========  ============  ============ ============  =============

(1) Cost of investments:                          $     270,611 $   458,169 $   1,893,718 $     407,283 $  1,349,982 $      287,044
    Shares of investments:                               18,221      19,639       153,433        29,398       61,634         11,710


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                   JANUS ASPEN
                                                     SERIES     OPPENHEIMER
                                                    WORLDWIDE     GLOBAL                  PIMCO VIT LOW               PIONEER GROWTH
                                                     GROWTH     SECURITIES  PIMCO VIT HIGH   DURATION   PIONEER FUND   OPPORTUNITIES
                                                    PORTFOLIO     FUND/VA   YIELD PORTFOLIO  PORTFOLIO   VCT PORTFOLIO VCT PORTFOLIO
                                                 -------------- ----------- --------------------------- -------------  -------------



ASSETS:
    Investments at market value (1)               $   1,618,789 $    1,039,936 $    762,513 $   1,391,950 $     98,301 $    627,253
    Investment income due and accrued                                                 4,149         2,587
    Purchase payments receivable
    Due from First Great West Life & Annuity Insurance Company
                                                    ------------  ------------- ------------  ------------  -----------  -----------
                                                    ------------  ------------- ------------  ------------  -----------  -----------

       Total assets                                   1,618,789      1,039,936      766,662     1,394,537       98,301      627,253
                                                    ------------  ------------- ------------  ------------  -----------  -----------
                                                    ------------  ------------- ------------  ------------  -----------  -----------

LIABILITIES:
    Redemptions payable
    Due to First Great West Life & Annuity Insurance Company308            192          142           254           24          113
                                                    ------------  ------------- ------------  ------------  -----------  -----------
                                                    ------------  ------------- ------------  ------------  -----------  -----------

       Total liabilities                                    308            192          142           254           24          113
                                                    ------------  ------------- ------------  ------------  -----------  -----------
                                                    ------------  ------------- ------------  ------------  -----------  -----------

NET ASSETS                                        $   1,618,481 $    1,039,744 $    766,520 $   1,394,283 $     98,277 $    627,140
                                                    ============  ============= ============  ============  ===========  ===========
                                                    ============  ============= ============  ============  ===========  ===========

NET ASSETS REPRESENTED BY:
    Accumulation units                            $   1,618,481 $    1,039,744 $    766,520 $   1,394,283 $     98,277 $    627,140
    Contracts in payout phase
                                                    ------------  ------------- ------------  ------------  -----------  -----------
                                                    ------------  ------------- ------------  ------------  -----------  -----------

NET ASSETS                                        $   1,618,481 $    1,039,744 $    766,520 $   1,394,283 $     98,277 $    627,140
                                                    ============  ============= ============  ============  ===========  ===========
                                                    ============  ============= ============  ============  ===========  ===========

ACCUMULATION UNITS OUTSTANDING                          119,266         70,847       66,616       139,135        8,482       46,953

UNIT VALUE (ACCUMULATION)                         $       13.57 $        14.68 $      11.51 $       10.02 $      11.59 $      13.36
                                                    ============  ============= ============  ============  ===========  ===========
                                                    ============  ============= ============  ============  ===========  ===========

(1) Cost of investments:                          $   1,387,669 $      861,348 $    740,117 $   1,389,002 $     84,582 $    488,239
    Shares of investments:                               60,448         35,240       90,775       135,141        4,779       26,377

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                  PRUDENTIAL     SCHWAB                                SCUDDER SVL
                                                   PIONEER SMALL  SERIES FUND  MARKETTRACK SCHWAB MONEY                  CAPITAL
                                                   CAP VALUE II  EQUITY CLASS    GROWTH       MARKET    SCHWAB S&P 500    GROWTH
                                                   VCT PORTFOLIO II PORTFOLIO PORTFOLIO II   PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                   ------------- ------------ ------------ ------------ -------------  -----------



ASSETS:
    Investments at market value (1)               $     476,173 $   248,155 $  1,445,011 $    5,780,498 $  5,645,569 $      192,117
    Investment income due and accrued                                                            11,600
    Purchase payments receivable                                                                 38,034
    Due from First Great West Life & Annuity Insurance Company
                                                    ------------  ----------  -----------  ------------- ------------  -------------
                                                    ------------  ----------  -----------  ------------- ------------  -------------

       Total assets                                     476,173     248,155    1,445,011      5,830,132    5,645,569        192,117
                                                    ------------  ----------  -----------  ------------- ------------  -------------
                                                    ------------  ----------  -----------  ------------- ------------  -------------

LIABILITIES:
    Redemptions payable
    Due to First Great West Life & Annuity Insurance Company 88          46          268          1,086        1,052             36
                                                    ------------  ----------  -----------  ------------- ------------  -------------
                                                    ------------  ----------  -----------  ------------- ------------  -------------

       Total liabilities                                     88          46          268          1,086        1,052             36
                                                    ------------  ----------  -----------  ------------- ------------  -------------
                                                    ------------  ----------  -----------  ------------- ------------  -------------

NET ASSETS                                        $     476,085 $   248,109 $  1,444,743 $    5,829,046 $  5,644,517 $      192,081
                                                    ============  ==========  ===========  ============= ============  =============
                                                    ============  ==========  ===========  ============= ============  =============

NET ASSETS REPRESENTED BY:
    Accumulation units                            $     476,085 $   248,109 $  1,444,743 $    5,829,046 $  5,644,517 $      192,081
    Contracts in payout phase
                                                    ------------  ----------  -----------  ------------- ------------  -------------
                                                    ------------  ----------  -----------  ------------- ------------  -------------

NET ASSETS                                        $     476,085 $   248,109 $  1,444,743 $    5,829,046 $  5,644,517 $      192,081
                                                    ============  ==========  ===========  ============= ============  =============
                                                    ============  ==========  ===========  ============= ============  =============

ACCUMULATION UNITS OUTSTANDING                           32,685      26,039       95,072        483,806      383,040         22,477

UNIT VALUE (ACCUMULATION)                         $       14.57 $      9.53 $      15.20 $        12.05 $      14.74 $         8.55
                                                    ============  ==========  ===========  ============= ============  =============
                                                    ============  ==========  ===========  ============= ============  =============

(1) Cost of investments:                          $     423,556 $   234,907 $  1,132,512 $    5,780,498 $  4,659,135 $      166,722
    Shares of investments:                               23,296      11,108       97,176      5,780,498      321,502         12,260


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           TOTAL
                                                  SCUDDER SVL                                             UNIVERSAL       VARIABLE
                                                   GROWTH &    SCUDDER VIT   SCUDDER VIT  STRONG MULTI  INSTITUTIONAL    ANNUITY-1
                                                    INCOME     EAFE EQUITY    SMALL CAP    CAP VALUE    FUND U.S. REAL SELECT SERIES
                                                   PORTFOLIO   INDEX FUND    INDEX FUND     FUND II    ESTATE PORTFOLIO   ACCOUNT
                                                  -----------  -----------   -----------  -----------  -------------- ------------



ASSETS:
    Investments at market value (1)               $     315,413 $   417,064 $     925,117 $    452,079 $    1,252,791 $ 41,330,777
    Investment income due and accrued                                                                                       18,336
    Purchase payments receivable                                                                                            38,034
    Due from First Great West Life & Annuity Insurance Company                                                              41,787
                                                    ------------  ----------  ------------  -----------  ------------- ------------
                                                    ------------  ----------  ------------  -----------  ------------- ------------

       Total assets                                     315,413     417,064       925,117      452,079      1,252,791   41,428,934
                                                    ------------  ----------  ------------  -----------  ------------- ------------
                                                    ------------  ----------  ------------  -----------  ------------- ------------

LIABILITIES:
    Redemptions payable                                                                                                     22,404
    Due to First Great West Life & Annuity Insurance Company 59          74           172           77            232        7,677
                                                    ------------  ----------  ------------  -----------  ------------- ------------
                                                    ------------  ----------  ------------  -----------  ------------- ------------

       Total liabilities                                     59          74           172           77            232       30,081
                                                    ------------  ----------  ------------  -----------  ------------- ------------
                                                    ------------  ----------  ------------  -----------  ------------- ------------

NET ASSETS                                        $     315,354 $   416,990 $     924,945 $    452,002 $    1,252,559 $ 41,398,853
                                                    ============  ==========  ============  ===========  ============= ============
                                                    ============  ==========  ============  ===========  ============= ============

NET ASSETS REPRESENTED BY:
    Accumulation units                            $     315,354 $   416,990 $     924,945 $    452,002 $    1,252,559 $ 41,313,784
    Contracts in payout phase                                                                                               85,069
                                                    ------------  ----------  ------------  -----------  ------------- ------------
                                                    ------------  ----------  ------------  -----------  ------------- ------------

NET ASSETS                                        $     315,354 $   416,990 $     924,945 $    452,002 $    1,252,559 $ 41,398,853
                                                    ============  ==========  ============  ===========  ============= ============
                                                    ============  ==========  ============  ===========  ============= ============

ACCUMULATION UNITS OUTSTANDING                           37,708      46,406        61,669       39,145         55,872

UNIT VALUE (ACCUMULATION)                         $        8.36 $      8.99 $       15.00 $      11.55 $        22.42
                                                    ============  ==========  ============  ===========  =============
                                                    ============  ==========  ============  ===========  =============

(1) Cost of investments:                          $     264,633 $   341,973 $     661,812 $    350,800 $      872,382 $ 37,532,376
    Shares of investments:                               33,952      43,717        64,468       38,409         61,171


The accompanying notes are an integral part of these financial statements.                                               (Concluded)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       ALLIANCE
                                                                                            ALGER                     BERNSTEIN VP
                                               AIM V.I. CORE                   AIM V.I.    AMERICAN   ALGER AMERICAN    UTILITY
                                                   EQUITY      AIM V.I. HIGH  TECHNOLOGY    GROWTH     MIDCAP GROWTH     INCOME
                                                 PORTFOLIO    YIELD PORTFOLIO  PORTFOLIO  PORTFOLIO      PORTFOLIO     PORTFOLIO
                                               -------------  --------------  ----------- ----------  -------------   -------------
INVESTMENT INCOME:
    Dividends                                    $       12,512 $   66,718 $            $              $              $       1,836

EXPENSES:
    Mortality and expense risk                           13,116      3,735        3,641         15,363          1,490           744
                                                   -------------  ---------  -----------  -------------  -------------  ------------
                                                   -------------  ---------  -----------  -------------  -------------  ------------

NET INVESTMENT INCOME (LOSS)                               (604)    62,983       (3,641)       (15,363)        (1,490)        1,092
                                                   -------------  ---------  -----------  -------------  -------------  ------------
                                                   -------------  ---------  -----------  -------------  -------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares         (18,322)    11,822        1,939       (190,247)        (4,357)        4,049
    Realized gain distributions
                                                   -------------  ---------  -----------  -------------  -------------  ------------
                                                   -------------  ---------  -----------  -------------  -------------  ------------

    Net realized gain (loss)                            (18,322)    11,822        1,939       (190,247)        (4,357)        4,049
                                                   -------------  ---------  -----------  -------------  -------------  ------------
                                                   -------------  ---------  -----------  -------------  -------------  ------------

    Change in net unrealized appreciation (depreciation)
       on investments                                    61,138    (33,580)       7,456        282,572         21,335        15,468
                                                   -------------  ---------  -----------  -------------  -------------  ------------
                                                   -------------  ---------  -----------  -------------  -------------  ------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $       42,212 $   41,225 $      5,754 $       76,962 $       15,488 $      20,609
                                                   =============  =========  ===========  =============  =============  ============
                                                   =============  =========  ===========  =============  =============  ============


INVESTMENT INCOME RATIO (2004)                            0.81%     15.18%                                                    2.10%
                                                   =============  =========                                             ============
                                                   =============  =========                                             ============

INVESTMENT INCOME RATIO (2003)                            1.08%      5.46%
                                                   =============  =========
                                                   =============  =========

INVESTMENT INCOME RATIO (2002)                            1.43%      9.87%                       0.04%
                                                   =============  =========               =============
                                                   =============  =========               =============

INVESTMENT INCOME RATIO (2001)                            1.19%      6.55%                       0.24%
                                                   =============  =========               =============
                                                   =============  =========               =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         DELAWARE VIP
                                                  AMERICAN       AMERICAN    AMERICAN                       SMALL
                                                 CENTURY VP     CENTURY VP  CENTURY VP                    CAP VALUE        DREYFUS
                                                  BALANCED    INTERNATIONAL   VALUE     BARON CAPITAL      SERIES       MIDCAP STOCK
                                                  PORTFOLIO     PORTFOLIO   PORTFOLIO    ASSET FUND       PORTFOLIO       PORTFOLIO
                                               -------------- ------------- ----------  ------------  --------------   -------------
INVESTMENT INCOME:
    Dividends                                    $      3,092 $      3,725 $        1,452 $            $          442 $         976

EXPENSES:
    Mortality and expense risk                          2,569        6,037          1,661       12,358          1,219         1,746
                                                   -----------  -----------  -------------  -----------  -------------  ------------
                                                   -----------  -----------  -------------  -----------  -------------  ------------

NET INVESTMENT INCOME (LOSS)                              523       (2,312)          (209)     (12,358)          (777)         (770)
                                                   -----------  -----------  -------------  -----------  -------------  ------------
                                                   -----------  -----------  -------------  -----------  -------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain on sale of fund shares                3,620       62,062          4,568      150,449         10,725           381
    Realized gain distributions                                                     1,127                       4,411         6,306
                                                   -----------  -----------  -------------  -----------  -------------  ------------
                                                   -----------  -----------  -------------  -----------  -------------  ------------

    Net realized gain                                   3,620       62,062          5,695      150,449         15,136         6,687
                                                   -----------  -----------  -------------  -----------  -------------  ------------
                                                   -----------  -----------  -------------  -----------  -------------  ------------

    Change in net unrealized appreciation
       on investments                                  19,523       75,945         22,485      181,099         25,035        24,618
                                                   -----------  -----------  -------------  -----------  -------------  ------------
                                                   -----------  -----------  -------------  -----------  -------------  ------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $     23,666 $    135,695 $       27,971 $    319,190 $       39,394 $      30,535
                                                   ===========  ===========  =============  ===========  =============  ============
                                                   ===========  ===========  =============  ===========  =============  ============


INVESTMENT INCOME RATIO (2004)                          1.02%        0.52%          0.74%                       0.31%         0.48%
                                                   ===========  ===========  =============               =============  ============
                                                   ===========  ===========  =============               =============  ============

INVESTMENT INCOME RATIO (2003)                                       0.46%                                                    0.84%
                                                                ===========                                             ============
                                                                ===========                                             ============

INVESTMENT INCOME RATIO (2002)                                       2.46%
                                                                ===========
                                                                ===========

INVESTMENT INCOME RATIO (2001)                                       0.04%
                                                                ===========
                                                                ===========


The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                               DREYFUS VIF  DREYFUS VIF   FEDERATED  FEDERATED FUND
                                                 DREYFUS VIF   DEVELOPING     GROWTH &     AMERICAN     FOR U.S.         FEDERATED
                                                 APPRECIATION    LEADERS       INCOME    LEADERS FUND  GOVERNMENT     CAPITAL INCOME
                                                  PORTFOLIO     PORTFOLIO    PORTFOLIO        II      SECURITIES II      FUND II
                                                 ------------  ------------ ------------ --------------------------   --------------



INVESTMENT INCOME:
    Dividends                                    $       18,616 $       68 $      2,268 $     28,553 $      108,752 $       1,886

EXPENSES:
    Mortality and expense risk                            7,868        282        1,472       17,935         20,331           324
                                                   -------------  ---------  -----------  -----------  -------------  ------------
                                                   -------------  ---------  -----------  -----------  -------------  ------------

NET INVESTMENT INCOME (LOSS)                             10,748       (214)         796       10,618         88,421         1,562
                                                   -------------  ---------  -----------  -----------  -------------  ------------
                                                   -------------  ---------  -----------  -----------  -------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares           2,666         27           30       14,854        (27,385)        1,390
    Realized gain distributions                                                                              12,699
                                                   -------------  ---------  -----------  -----------  -------------  ------------
                                                   -------------  ---------  -----------  -----------  -------------  ------------

    Net realized gain (loss)                              2,666         27           30       14,854        (14,686)        1,390
                                                   -------------  ---------  -----------  -----------  -------------  ------------
                                                   -------------  ---------  -----------  -----------  -------------  ------------

    Change in net unrealized appreciation (depreciation)
       on investments                                    34,501      2,136       11,023      153,973        (18,352)          387
                                                   -------------  ---------  -----------  -----------  -------------  ------------
                                                   -------------  ---------  -----------  -----------  -------------  ------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $       47,915 $    1,949 $     11,849 $    179,445 $       55,383 $       3,339
                                                   =============  =========  ===========  ===========  =============  ============
                                                   =============  =========  ===========  ===========  =============  ============


INVESTMENT INCOME RATIO (2004)                            2.01%      0.20%        1.31%        1.35%          4.55%         4.95%
                                                   =============  =========  ===========  ===========  =============  ============
                                                   =============  =========  ===========  ===========  =============  ============

INVESTMENT INCOME RATIO (2003)                            1.15%      0.05%        0.71%        1.55%          3.43%         4.03%
                                                   =============  =========  ===========  ===========  =============  ============
                                                   =============  =========  ===========  ===========  =============  ============

INVESTMENT INCOME RATIO (2002)                            1.32%                   0.60%        0.96%          2.51%         5.96%
                                                   =============             ===========  ===========  =============  ============
                                                   =============             ===========  ===========  =============  ============

INVESTMENT INCOME RATIO (2001)                            0.99%                   0.51%        1.29%          3.01%         3.10%
                                                   =============             ===========  ===========  =============  ============
                                                   =============             ===========  ===========  =============  ============


The accompanying notes are an integral part of these financial statements.                                            (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                               JANUS ASPEN
                                                                  JANUS ASPEN   SERIES     JANUS ASPEN                 JANUS ASPEN
                                                     DREYFUS          SERIES      FLEXIBLE  SERIES GROWTH  JANUS ASPEN      SERIES
                                                   GVIT MID CAP    BALANCED      INCOME      & INCOME   SERIES GROWTH  INTERNATIONAL
                                                  INDEX II FUND    PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO         GROWTH
                                                                                                                          PORTFOLIO
                                                    ------------  -----------  -----------   ------------  -----------  ----------
INVESTMENT INCOME:
    Dividends                                    $        1,298 $      7,696 $    106,749 $       2,122 $        1,832 $      2,343

EXPENSES:
    Mortality and expense risk                            3,125        1,496       16,030         2,067         10,863        2,560
                                                   -------------  -----------  -----------  ------------  -------------  -----------
                                                   -------------  -----------  -----------  ------------  -------------  -----------

NET INVESTMENT INCOME (LOSS)                             (1,827)       6,200       90,719            55         (9,031)        (217)
                                                   -------------  -----------  -----------  ------------  -------------  -----------
                                                   -------------  -----------  -----------  ------------  -------------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares          24,167        1,554       14,513         3,812       (209,753)      40,134
    Realized gain distributions                           7,139                    14,136
                                                   -------------  -----------  -----------  ------------  -------------  -----------
                                                   -------------  -----------  -----------  ------------  -------------  -----------

    Net realized gain (loss)                             31,306        1,554       28,649         3,812       (209,753)      40,134
                                                   -------------  -----------  -----------  ------------  -------------  -----------
                                                   -------------  -----------  -----------  ------------  -------------  -----------

    Change in net unrealized appreciation (depreciation)
       on investments                                    16,377       17,925      (59,985)       46,818        250,542        1,689
                                                   -------------  -----------  -----------  ------------  -------------  -----------
                                                   -------------  -----------  -----------  ------------  -------------  -----------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $       45,856 $     25,679 $     59,383 $      50,685 $       31,758 $     41,606
                                                   =============  ===========  ===========  ============  =============  ===========
                                                   =============  ===========  ===========  ============  =============  ===========


INVESTMENT INCOME RATIO (2004)                            0.35%        4.37%        5.66%         0.87%          0.14%        0.78%
                                                   =============  ===========  ===========  ============  =============  ===========
                                                   =============  ===========  ===========  ============  =============  ===========

INVESTMENT INCOME RATIO (2003)                            0.28%        1.51%        4.51%         0.14%          0.08%        0.98%
                                                   =============  ===========  ===========  ============  =============  ===========
                                                   =============  ===========  ===========  ============  =============  ===========

INVESTMENT INCOME RATIO (2002)                                                      6.25%                                     0.46%
                                                                               ===========                               ===========
                                                                               ===========                               ===========

INVESTMENT INCOME RATIO (2001)                                                      7.13%                        0.07%        1.26%
                                                                               ===========                =============  ===========
                                                                               ===========                =============  ===========


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                  JANUS ASPEN
                                                    SERIES     OPPENHEIMER
                                                   WORLDWIDE     GLOBAL      PIMCO VIT   PIMCO VIT LOW                PIONEER GROWTH
                                                    GROWTH     SECURITIES    HIGH YIELD    DURATION     PIONEER FUND   OPPORTUNITIES
                                                   PORTFOLIO     FUND/VA     PORTFOLIO     PORTFOLIO    VCT PORTFOLIO  VCT PORTFOLIO
                                                 ------------- ----------- ------------- ------------- -------------- --------------
INVESTMENT INCOME:
    Dividends                                    $     16,528 $      6,953 $       20,419 $      13,352 $      1,389 $

EXPENSES:
    Mortality and expense risk                         13,862        6,357          2,705         8,564        1,544         4,138
                                                   -----------  -----------  -------------  ------------  -----------  ------------
                                                   -----------  -----------  -------------  ------------  -----------  ------------

NET INVESTMENT INCOME (LOSS)                            2,666          596         17,714         4,788         (155)       (4,138)
                                                   -----------  -----------  -------------  ------------  -----------  ------------
                                                   -----------  -----------  -------------  ------------  -----------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain on sale of fund shares               35,323       19,743          2,354           484       11,689        11,801
    Realized gain distributions                                                                   4,147
                                                   -----------  -----------  -------------  ------------  -----------  ------------
                                                   -----------  -----------  -------------  ------------  -----------  ------------

    Net realized gain                                  35,323       19,743          2,354         4,631       11,689        11,801
                                                   -----------  -----------  -------------  ------------  -----------  ------------
                                                   -----------  -----------  -------------  ------------  -----------  ------------

    Change in net unrealized appreciation
       on investments                                  28,025      136,373         18,453         2,251       (1,308)       92,616
                                                   -----------  -----------  -------------  ------------  -----------  ------------
                                                   -----------  -----------  -------------  ------------  -----------  ------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $     66,014 $    156,712 $       38,521 $      11,670 $     10,226 $     100,279
                                                   ===========  ===========  =============  ============  ===========  ============
                                                   ===========  ===========  =============  ============  ===========  ============


INVESTMENT INCOME RATIO (2004)                          1.01%        0.93%          6.41%         1.33%        0.76%
                                                   ===========  ===========  =============  ============  ===========
                                                   ===========  ===========  =============  ============  ===========

INVESTMENT INCOME RATIO (2003)                          1.05%                       3.62%         0.69%        0.61%
                                                   ===========               =============  ============  ===========
                                                   ===========               =============  ============  ===========

INVESTMENT INCOME RATIO (2002)                          0.71%                                                  1.05%
                                                   ===========                                            ===========
                                                   ===========                                            ===========

INVESTMENT INCOME RATIO (2001)                          0.45%                                                  0.66%
                                                   ===========                                            ===========
                                                   ===========                                            ===========


The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                  PRUDENTIAL       SCHWAB                                SCUDDER SVL
                                                  PIONEER SMALL   SERIES FUND    MARKETTRACK  SCHWAB MONEY                 CAPITAL
                                                  CAP VALUE II   EQUITY CLASS      GROWTH        MARKET      SCHWAB S&P     GROWTH
                                                  VCT PORTFOLIO  II PORTFOLIO   PORTFOLIO II   PORTFOLIO  INDEX PORTFOLIO  PORTFOLIO
                                                  -------------- -------------- ------------- ------------ -------------- ----------
INVESTMENT INCOME:
    Dividends                                    $             $      2,023 $       17,138 $      48,998 $     59,962 $         887

EXPENSES:
    Mortality and expense risk                           2,609        1,467         11,687        44,645       46,736         1,392
                                                   ------------  -----------  -------------  ------------  -----------  ------------
                                                   ------------  -----------  -------------  ------------  -----------  ------------

NET INVESTMENT INCOME (LOSS)                            (2,609)         556          5,451         4,353       13,226          (505)
                                                   ------------  -----------  -------------  ------------  -----------  ------------
                                                   ------------  -----------  -------------  ------------  -----------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares         12,824         (137)         1,116                    110,896         1,449
    Realized gain distributions                          7,725
                                                   ------------  -----------  -------------  ------------  -----------  ------------
                                                   ------------  -----------  -------------  ------------  -----------  ------------

    Net realized gain (loss)                            20,549         (137)         1,116                    110,896         1,449
                                                   ------------  -----------  -------------  ------------  -----------  ------------
                                                   ------------  -----------  -------------  ------------  -----------  ------------

    Change in net unrealized appreciation
       on investments                                   47,709       12,311        131,444                    367,771        11,401
                                                   ------------  -----------  -------------  ------------  -----------  ------------
                                                   ------------  -----------  -------------  ------------  -----------  ------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $      65,649 $     12,730 $      138,011 $       4,353 $    491,893 $      12,345
                                                   ============  ===========  =============  ============  ===========  ============
                                                   ============  ===========  =============  ============  ===========  ============


INVESTMENT INCOME RATIO (2004)                                        1.17%          1.25%         0.93%        1.09%         0.54%
                                                                 ===========  =============  ============  ===========  ============
                                                                 ===========  =============  ============  ===========  ============

INVESTMENT INCOME RATIO (2003)                           1.08%        0.21%          1.27%         0.73%        1.28%         0.41%
                                                   ============  ===========  =============  ============  ===========  ============
                                                   ============  ===========  =============  ============  ===========  ============

INVESTMENT INCOME RATIO (2002)                                        0.56%          2.64%         1.33%        1.28%         0.37%
                                                                 ===========  =============  ============  ===========  ============
                                                                 ===========  =============  ============  ===========  ============

INVESTMENT INCOME RATIO (2001)                                        0.36%          2.23%         3.52%        1.02%         0.41%
                                                                 ===========  =============  ============  ===========  ============
                                                                 ===========  =============  ============  ===========  ============


The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           UNIVERSAL        TOTAL
                                                  SCUDDER SVL                                            INSTITUTIONAL     VARIABLE
                                                   GROWTH &    SCUDDER VIT    SCUDDER VIT  STRONG MULTI FUND U.S. REAL    ANNUITY-1
                                                    INCOME     EAFE EQUITY     SMALL CAP  CAP VALUE FUND    ESTATE     SELECT SERIES
                                                   PORTFOLIO    INDEX FUND     INDEX FUND       II         PORTFOLIO       ACCOUNT
                                                 ------------- ------------  -----------------------------------------  ------------
INVESTMENT INCOME:
    Dividends                                    $      2,176 $      7,256 $        3,677 $            $       15,180 $     588,874

EXPENSES:
    Mortality and expense risk                          2,452        2,682          7,895        4,457          8,312       319,536
                                                   -----------  -----------  -------------  -----------  -------------  ------------
                                                   -----------  -----------  -------------  -----------  -------------  ------------

NET INVESTMENT INCOME (LOSS)                             (276)       4,574         (4,218)      (4,457)         6,868       269,338
                                                   -----------  -----------  -------------  -----------  -------------  ------------
                                                   -----------  -----------  -------------  -----------  -------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain on sale of fund shares                6,924       15,455        108,174       48,800         51,015       340,608
    Realized gain distributions                                                                                17,672        75,362
                                                   -----------  -----------  -------------  -----------  -------------  ------------
                                                   -----------  -----------  -------------  -----------  -------------  ------------

    Net realized gain                                   6,924       15,455        108,174       48,800         68,687       415,970
                                                   -----------  -----------  -------------  -----------  -------------  ------------
                                                   -----------  -----------  -------------  -----------  -------------  ------------

    Change in net unrealized appreciation
       on investments                                  21,115       37,317         42,040       15,280        230,563     2,353,489
                                                   -----------  -----------  -------------  -----------  -------------  ------------
                                                   -----------  -----------  -------------  -----------  -------------  ------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $     27,763 $     57,346 $      145,996 $     59,623 $      306,118 $   3,038,797
                                                   ===========  ===========  =============  ===========  =============  ============
                                                   ===========  ===========  =============  ===========  =============  ============


INVESTMENT INCOME RATIO (2004)                          0.75%        2.30%          0.40%                       1.55%
                                                   ===========  ===========  =============               =============
                                                   ===========  ===========  =============               =============

INVESTMENT INCOME RATIO (2003)                          0.59%        2.64%          0.93%        0.10%
                                                   ===========  ===========  =============  ===========
                                                   ===========  ===========  =============  ===========

INVESTMENT INCOME RATIO (2002)                          1.18%        3.76%          0.73%        0.44%          3.45%
                                                   ===========  ===========  =============  ===========  =============
                                                   ===========  ===========  =============  ===========  =============

INVESTMENT INCOME RATIO (2001)                          1.05%                       1.73%        0.01%          4.85%
                                                   ===========               =============  ===========  =============
                                                   ===========               =============  ===========  =============


The accompanying notes are an integral part of these financial statements.                                               (Concluded)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                    AIM V.I. CORE EQUITY             AIM V.I. HIGH YIELD      AIM V.I. TECHNOLOGY
                                                          PORTFOLIO                      PORTFOLIO                 PORTFOLIO
                                                   --------------------------  -------------------------  --------------------------

                                                       2004         2003           2004        2003          2004           2003
                                                   -----------  -------------  ----------- -------------  ------------   -----------
                                                   -----------  -------------  ----------- -------------  ------------   -----------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $         (604)$      3,887 $     62,983 $       39,306 $    (3,641) $      (4,253)
    Net realized gain (loss)                            (18,322)     (89,623)      11,822         (7,598)      1,939       (274,356)
    Change in net realized appreciation (depreciation)
       on investments                                    61,138      414,970      (33,580)       163,822       7,456        456,751
                                                   -------------  -----------  -----------  -------------  ----------   ------------
                                                   -------------  -----------  -----------  -------------  ----------   ------------

    Increase in net assets resulting
       from operations                                   42,212      329,234       41,225        195,530       5,754        178,142
                                                   -------------  -----------  -----------  -------------  ----------   ------------
                                                   -------------  -----------  -----------  -------------  ----------   ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                     2,704        2,700        1,685            706          49            999
    Redemptions                                        (227,607)    (152,431)    (177,954)      (102,192)    (50,772)       (43,693)
    Transfers, net                                     (108,396)      (5,751)    (325,795)       175,713     (58,776)        21,005
    Contract maintenance charges                           (364)        (747)        (121)          (113)       (192)          (231)
    Adjustments to net assets allocated to contracts
       in payout phase                                    1,578       (1,178)       3,164         (1,692)
                                                   -------------  -----------  -----------  -------------  ----------   ------------
                                                   -------------  -----------  -----------  -------------  ----------   ------------

    Increase (decrease) in net assets resulting from
       contract transactions                           (332,085)    (157,407)    (499,021)        72,422    (109,691)       (21,920)
                                                   -------------  -----------  -----------  -------------  ----------   ------------
                                                   -------------  -----------  -----------  -------------  ----------   ------------

    Total increase (decrease) in net assets            (289,873)     171,827     (457,796)       267,952    (103,937)       156,222

NET ASSETS:
    Beginning of period                               1,727,010    1,555,183      794,212        526,260     532,788        376,566
                                                   -------------  -----------  -----------  -------------  ----------   ------------
                                                   -------------  -----------  -----------  -------------  ----------   ------------

    End of period                                $    1,437,137 $  1,727,010 $    336,416 $      794,212 $   428,851  $     532,788
                                                   =============  ===========  ===========  =============  ==========   ============
                                                   =============  ===========  ===========  =============  ==========   ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                          5,908       26,621          510        254,128      91,757        142,659
    Units redeemed                                      (30,034)     (38,002)     (45,359)      (240,278)   (144,100)      (146,918)
                                                   -------------  -----------  -----------  -------------  ----------   ------------
                                                   -------------  -----------  -----------  -------------  ----------   ------------

    Net increase (decrease)                             (24,126)     (11,381)     (44,849)        13,850     (52,343)        (4,259)
                                                   =============  ===========  ===========  =============  ==========   ============
                                                   =============  ===========  ===========  =============  ==========   ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                               ALGER AMERICAN MIDCAP GROWTH  ALLIANCE BERNSTEIN VP
                                                      ALGER AMERICAN GROWTH             PORTFOLIO           UTILITY INCOME PORTFOLIO
                                                           PORTFOLIO
                                                     --------------------------  -------------------------  ------------------------
                                                         2004           2003         2004           2003       2004       2003
                                                     ------------ -------------  -----------   -----------  ----------- ------------
                                                                                                       (1)                      (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $      (15,363)$    (16,399)$    (1,490)$         (206)$       1,092  $       (253)
    Net realized gain (loss)                           (190,247)    (548,872)     (4,357)         2,077         4,049          (226)
    Change in net realized appreciation (depreciation)
       on investments                                   282,572    1,134,900      21,335          2,369        15,468         5,154
                                                   -------------  -----------  ----------  -------------  ------------   -----------
                                                   -------------  -----------  ----------  -------------  ------------   -----------

    Increase in net assets resulting
       from operations                                   76,962      569,629      15,488          4,240        20,609         4,675
                                                   -------------  -----------  ----------  -------------  ------------   -----------
                                                   -------------  -----------  ----------  -------------  ------------   -----------

CONTRACT TRANSACTIONS:
    Purchase payments                                     4,902        9,152         280
    Redemptions                                        (125,862)    (169,015)          0            (24)
    Transfers, net                                     (190,166)    (156,950)    143,511         67,641        33,164        62,415
    Contract maintenance charges                           (377)        (581)        (68)           (17)           (9)            0
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   -------------  -----------  ----------  -------------  ------------   -----------
                                                   -------------  -----------  ----------  -------------  ------------   -----------

    Increase (decrease) in net assets resulting from
       contract transactions                           (311,503)    (317,394)    143,723         67,600        33,155        62,415
                                                   -------------  -----------  ----------  -------------  ------------   -----------
                                                   -------------  -----------  ----------  -------------  ------------   -----------

    Total increase (decrease) in net assets            (234,541)     252,235     159,211         71,840        53,764        67,090

NET ASSETS:
    Beginning of period                               2,005,044    1,752,809      71,840              0        67,090             0
                                                   -------------  -----------  ----------  -------------  ------------   -----------
                                                   -------------  -----------  ----------  -------------  ------------   -----------

    End of period                                $    1,770,503 $  2,005,044 $   231,051 $       71,840 $     120,854  $     67,090
                                                   =============  ===========  ==========  =============  ============   ===========
                                                   =============  ===========  ==========  =============  ============   ===========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                          5,780       19,028      21,543         21,448         4,404         7,028
    Units redeemed                                      (27,228)     (42,646)    (10,091)       (15,321)       (1,495)         (721)
                                                   -------------  -----------  ----------  -------------  ------------   -----------
                                                   -------------  -----------  ----------  -------------  ------------   -----------

    Net increase (decrease)                             (21,448)     (23,618)     11,452          6,127         2,909         6,307
                                                   =============  ===========  ==========  =============  ============   ===========
                                                   =============  ===========  ==========  =============  ============   ===========


(1) The portfolio commenced operations on June 16, 2003.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                     AMERICAN CENTURY VP BALANCED      AMERICAN CENTURY VP          AMERICAN CENTURY
                                                              PORTFOLIO               INTERNATIONAL PORTFOLIO     VP VALUE PORTFOLIO
                                                   -------------------------------- ---------------------------  -------------------
                                                       2004                2003        2004         2003         2004         2003
                                                   ---------------   -------------- ------------  -------------  ----------- -------
                                                                            (1)                                                 (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $          523 $      (140)$       (2,312)$       (1,884)$        (209) $     (199)
    Net realized gain                                     3,620           5         62,062        103,836         5,695         401
    Change in net realized appreciation
       on investments                                    19,523       3,867         75,945         45,308        22,485      10,941
                                                   -------------  ----------  -------------  -------------  ------------   ---------
                                                   -------------  ----------  -------------  -------------  ------------   ---------

    Increase in net assets resulting
       from operations                                   23,666       3,732        135,695        147,260        27,971      11,143
                                                   -------------  ----------  -------------  -------------  ------------   ---------
                                                   -------------  ----------  -------------  -------------  ------------   ---------

CONTRACT TRANSACTIONS:
    Purchase payments                                                                  543
    Redemptions                                         (17,956)                   (88,683)       (23,923)       (3,778)       (151)
    Transfers, net                                      110,406     184,217        104,807        321,818       140,253     129,671
    Contract maintenance charges                            (63)                       (79)           (85)          (22)         (3)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   -------------  ----------  -------------  -------------  ------------   ---------
                                                   -------------  ----------  -------------  -------------  ------------   ---------

    Increase in net assets resulting from
       contract transactions                             92,387     184,217         16,588        297,810       136,453     129,517
                                                   -------------  ----------  -------------  -------------  ------------   ---------
                                                   -------------  ----------  -------------  -------------  ------------   ---------

    Total increase in net assets                        116,053     187,949        152,283        445,070       164,424     140,660

NET ASSETS:
    Beginning of period                                 187,949           0        754,353        309,283       140,660           0
                                                   -------------  ----------  -------------  -------------  ------------   ---------
                                                   -------------  ----------  -------------  -------------  ------------   ---------

    End of period                                $      304,002 $   187,949 $      906,636 $      754,353 $     305,084  $  140,660
                                                   =============  ==========  =============  =============  ============   =========
                                                   =============  ==========  =============  =============  ============   =========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                         38,690      17,735         64,957        595,836        15,296      12,816
    Units redeemed                                      (30,071)                   (61,287)      (562,710)       (3,934)       (373)
                                                   -------------  ----------  -------------  -------------  ------------   ---------
                                                   -------------  ----------  -------------  -------------  ------------   ---------

    Net increase                                          8,619      17,735          3,670         33,126        11,362      12,443
                                                   =============  ==========  =============  =============  ============   =========
                                                   =============  ==========  =============  =============  ============   =========


(1) The portfolio commenced operations on June 16, 2003.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       BERGER IPT-
                                                                                         SMALL
                                                                                        COMPANY   DELAWARE GPF PREMIUMD SMALL
                                                           BARON CAPITAL ASSET FUND   GROWTH FUND CAP VALUE SERIES PORTFOLIO
                                                          --------------------------  ------------------------------------------
                                                          --------------------------  ------------   ---------------------------
                                                              2004           2003        2003           2004           2003
                                                          -------------  -----------  ------------   ------------  -------------
                                                          -------------  -----------  ------------   ------------  -------------
                                                                                          (1)                          (2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment loss                                 $      (12,358)$       (9,827)$        (954) $        (777)$         (263)
    Net realized gain (loss)                                   150,449        (14,372)     (944,507)        15,136            993
    Change in net realized appreciation
       on investments                                          181,099        306,985       914,230         25,035          5,862
                                                          -------------  -------------  ------------   ------------  -------------
                                                          -------------  -------------  ------------   ------------  -------------

    Increase (decrease) in net assets resulting
       from operations                                         319,190        282,786       (31,231)        39,394          6,592
                                                          -------------  -------------  ------------   ------------  -------------
                                                          -------------  -------------  ------------   ------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                           31,730         33,961           150            299              0
    Redemptions                                               (451,682)        (7,608)       (5,633)        (2,979)           (30)
    Transfers, net                                             227,313        (26,436)     (604,669)         9,857        208,565
    Contract maintenance charges                                   (94)           (95)          (79)           (13)            (6)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                          -------------  -------------  ------------   ------------  -------------
                                                          -------------  -------------  ------------   ------------  -------------

    Increase (decrease) in net assets resulting from
       contract transactions                                  (192,733)          (178)     (610,231)         7,164        208,529
                                                          -------------  -------------  ------------   ------------  -------------
                                                          -------------  -------------  ------------   ------------  -------------

    Total increase (decrease) in net assets                    126,457        282,608      (641,462)        46,558        215,121

NET ASSETS:
    Beginning of period                                      1,430,221      1,147,613       641,462        215,121              0
                                                          -------------  -------------  ------------   ------------  -------------
                                                          -------------  -------------  ------------   ------------  -------------

    End of period                                       $    1,556,678 $    1,430,221 $           0  $     261,679 $      215,121
                                                          =============  =============  ============   ============  =============
                                                          =============  =============  ============   ============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                50,652         30,019            29         14,710         34,822
    Units redeemed                                             (64,052)       (33,671)      (84,670)       (14,532)       (16,734)
                                                          -------------  -------------  ------------   ------------  -------------
                                                          -------------  -------------  ------------   ------------  -------------

    Net increase (decrease)                                    (13,400)        (3,652)      (84,641)           178         18,088
                                                          =============  =============  ============   ============  =============
                                                          =============  =============  ============   ============  =============


(1) The portfolio ceased operations on March 31, 2003. (2) The portfolio commenced operations on June 16, 2003.

The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  DREYFUS VIF APPRECIATION   DREYFUS VIF DEVELOPING
                                                   DREYFUS MIDCAP STOCK PORTFOLIO       PORTFOLIO               LEADERS PORTFOLIO
                                                   ---------------------------------------------------------------------------------
                                                   ----------------------------  -------------------------  ------------------------
                                                       2004           2003        2004           2003          2004           2003
                                                   -------------  -------------  ----------  -------------  ------------   ---------
                                                   -------------  -------------  ----------  -------------  ------------   ---------
                                                                      (1)                                                      (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $         (770)$          320 $    10,748 $        2,963 $      (214) $       (51)
    Net realized gain (loss)                              6,687              9       2,666        (39,252)         27          139
    Change in net realized appreciation
       on investments                                    24,618          1,298      34,501        230,432       2,136        1,496
                                                   -------------  -------------  ----------  -------------  ----------   ----------
                                                   -------------  -------------  ----------  -------------  ----------   ----------

    Increase in net assets resulting
       from operations                                   30,535          1,627      47,915        194,143       1,949        1,584
                                                   -------------  -------------  ----------  -------------  ----------   ----------
                                                   -------------  -------------  ----------  -------------  ----------   ----------

CONTRACT TRANSACTIONS:
    Purchase payments                                                                2,920          8,761          70           94
    Redemptions                                            (954)                   (54,306)      (124,416)     (1,210)         (12)
    Transfers, net                                       48,260        192,998     256,293         59,902      28,789       25,539
    Contract maintenance charges                                                      (129)           (97)         (4)          (4)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   -------------  -------------  ----------  -------------  ----------   ----------
                                                   -------------  -------------  ----------  -------------  ----------   ----------

    Increase (decrease) in net assets resulting from
       contract transactions                             47,306        192,998     204,778        (55,850)     27,645       25,617
                                                   -------------  -------------  ----------  -------------  ----------   ----------
                                                   -------------  -------------  ----------  -------------  ----------   ----------

    Total increase in net assets                         77,841        194,625     252,693        138,293      29,594       27,201

NET ASSETS:
    Beginning of period                                 194,625              0     879,422        741,129      27,201            0
                                                   -------------  -------------  ----------  -------------  ----------   ----------
                                                   -------------  -------------  ----------  -------------  ----------   ----------

    End of period                                $      272,466 $      194,625 $ 1,132,115 $      879,422 $    56,795  $    27,201
                                                   =============  =============  ==========  =============  ==========   ==========
                                                   =============  =============  ==========  =============  ==========   ==========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                         10,031         17,241      36,089         53,862       2,953        2,756
    Units redeemed                                       (6,054)          (198)    (13,038)       (55,089)       (868)        (417)
                                                   -------------  -------------  ----------  -------------  ----------   ----------
                                                   -------------  -------------  ----------  -------------  ----------   ----------

    Net increase (decrease)                               3,977         17,043      23,051         (1,227)      2,085        2,339
                                                   =============  =============  ==========  =============  ==========   ==========
                                                   =============  =============  ==========  =============  ==========   ==========


(1) The portfolio commenced operations on June 16, 2003.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            DREYFUS VIF GROWTH & INCOME  FEDERATED AMERICAN LEADERS     FEDERATED FUND FOR U.S.
                                                     PORTFOLIO                FUND II                   GOVERNMENT SECURITIES II
                                            ------------------------  ----------------------------    ---------------------------
                                            ------------------------  ----------------------------    ---------------------------
                                              2004         2003           2004           2003             2004           2003
                                            -----------  -----------  -------------  -------------     ------------   ----------
                                            -----------  -----------  -------------  -------------     ------------   ----------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)            $        796 $         (221)$       10,618 $       12,228 $      88,421  $      63,853
    Net realized gain (loss)                          30       (132,277)        14,854       (148,114)      (14,686)        10,609
    Change in net realized appreciation
    (depreciation)
       on investments                             11,023        150,896        153,973        543,729       (18,352)       (43,632)
                                            -------------  -------------  -------------  -------------  ------------   ------------
                                            -------------  -------------  -------------  -------------  ------------   ------------

    Increase in net assets resulting
       from operations                            11,849         18,398        179,445        407,843        55,383         30,830
                                            -------------  -------------  -------------  -------------  ------------   ------------
                                            -------------  -------------  -------------  -------------  ------------   ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                 50          4,712          4,355         12,161        56,195         13,906
    Redemptions                                     (935)      (172,693)      (232,070)      (132,091)     (240,184)      (263,868)
    Transfers, net                                50,151        (89,895)       254,499        (91,293)      136,550        202,737
    Contract maintenance charges                     (41)           (71)          (166)          (204)         (259)          (266)
    Adjustments to net assets allocated to contracts
       in payout phase                                                           4,577         (1,782)
                                            -------------  -------------  -------------  -------------  ------------   ------------
                                            -------------  -------------  -------------  -------------  ------------   ------------

    Increase (decrease) in net assets resulting from
       contract transactions                      49,225       (257,947)        31,195       (213,209)      (47,698)       (47,491)
                                            -------------  -------------  -------------  -------------  ------------   ------------
                                            -------------  -------------  -------------  -------------  ------------   ------------

    Total increase (decrease) in net assets       61,074       (239,549)       210,640        194,634         7,685        (16,661)

NET ASSETS:
    Beginning of period                          133,355        372,904      2,005,088      1,810,454     2,430,251      2,446,912
                                            -------------  -------------  -------------  -------------  ------------   ------------
                                            -------------  -------------  -------------  -------------  ------------   ------------

    End of period                         $      194,429 $      133,355 $    2,215,728 $    2,005,088 $   2,437,936  $   2,430,251
                                            =============  =============  =============  =============  ============   ============
                                            =============  =============  =============  =============  ============   ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                   5,651          6,241         25,278         21,211        51,913         60,346
    Units redeemed                                  (111)       (44,003)       (22,950)       (41,087)      (55,894)       (64,065)
                                            -------------  -------------  -------------  -------------  ------------   ------------
                                            -------------  -------------  -------------  -------------  ------------   ------------

    Net increase (decrease)                        5,540        (37,762)         2,328        (19,876)       (3,981)        (3,719)
                                            =============  =============  =============  =============  ============   ============
                                            =============  =============  =============  =============  ============   ============


The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                GARTMORE DREYFUS GVIT MIDCAP      JANUS ASPEN SERIES
                                                    FEDERATED UTILITY FUND II          MARKET II FUND             BALANCED PORTFOLIO
                                                   ----------------------------  ---------------------------------------------------
                                                   ----------------------------  --------------------------  -----------------------
                                                       2004           2003           2004         2003          2004        2003
                                                   -------------  -------------  ------------ -------------  ----------  -----------
                                                   -------------  -------------  ------------ -------------  ----------  -----------
                                                                                                    (1)                        (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $        1,562 $     1,218 $       (1,827)$      (132)$       6,200  $       1,048
    Net realized gain (loss)                              1,390      (7,810)        31,306          66         1,554              2
    Change in net realized appreciation
       on investments                                       387      13,926         16,377      14,576        17,925          2,899
                                                   ------------- -----------  -------------  ----------  ------------   ------------
                                                   ------------- -----------  -------------  ----------  ------------   ------------

    Increase in net assets resulting
       from operations                                    3,339       7,334         45,856      14,510        25,679          3,949
                                                   ------------- -----------  -------------  ----------  ------------   ------------
                                                   ------------- -----------  -------------  ----------  ------------   ------------

CONTRACT TRANSACTIONS:
    Purchase payments
    Redemptions                                          (4,608)    (12,485)      (139,297)       (185)       (3,476)            (8)
    Transfers, net                                       (1,914)     24,712        105,978     274,672       329,681        123,104
    Contract maintenance charges                             (3)        (13)           (24)         (2)          (25)             0
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------- -----------  -------------  ----------  ------------   ------------
                                                   ------------- -----------  -------------  ----------  ------------   ------------

    Increase (decrease) in net assets resulting from
       contract transactions                             (6,525)     12,214        (33,343)    274,485       326,180        123,096
                                                   ------------- -----------  -------------  ----------  ------------   ------------
                                                   ------------- -----------  -------------  ----------  ------------   ------------

    Total increase (decrease) in net assets              (3,186)     19,548         12,513     288,995       351,859        127,045

NET ASSETS:
    Beginning of period                                  42,641      23,093        288,995           0       127,045              0
                                                   ------------- -----------  -------------  ----------  ------------   ------------
                                                   ------------- -----------  -------------  ----------  ------------   ------------

    End of period                                $       39,455 $    42,641 $      301,508 $   288,995 $     478,904  $     127,045
                                                   ============= ===========  =============  ==========  ============   ============
                                                   ============= ===========  =============  ==========  ============   ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                            478       6,973         23,139      24,874        36,414         12,192
    Units redeemed                                       (1,152)     (5,404)       (25,344)       (114)       (5,899)            (1)
                                                   ------------- -----------  -------------  ----------  ------------   ------------
                                                   ------------- -----------  -------------  ----------  ------------   ------------

    Net increase (decrease)                                (674)      1,569         (2,205)     24,760        30,515         12,191
                                                   ============= ===========  =============  ==========  ============   ============
                                                   ============= ===========  =============  ==========  ============   ============


(1) The portfolio commenced operations on June 16, 2003.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                               JANUS ASPEN SERIES FLEXIBLE   JANUS ASPEN SERIES GROWTH &   JANUS ASPEN SERIES GROWTH
                                                    INCOME PORTFOLIO              INCOME PORTFOLIO               PORTFOLIO
                                               -------------------------------------------------------------------------------------
                                               ----------------------------  ----------------------------  -------------------------
                                                   2004           2003           2004           2003          2004           2003
                                               -------------  -------------  -------------  -------------  ------------   ----------
                                               -------------  -------------  -------------  -------------  ------------   ----------
                                                                                                (1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $     90,719 $       84,288 $         55 $       (160)$      (9,031) $   (11,448)
    Net realized gain (loss)                           28,649         40,230        3,812           12      (209,753)    (385,808)
    Change in net realized appreciation (depreciation)
       on investments                                 (59,985)        (9,224)      46,818        8,630       250,542      797,226
                                                   -------------  -------------  -----------  -----------  ------------ ------------
                                                   -------------  -------------  -----------  -----------  ------------ ------------

    Increase in net assets resulting
       from operations                                 59,383        115,294       50,685        8,482        31,758      399,970
                                                   -------------  -------------  -----------  -----------  ------------ ------------
                                                   -------------  -------------  -----------  -----------  ------------ ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                  11,174         17,731                                  28,859        8,023
    Redemptions                                      (150,377)      (169,365)                               (131,743)    (120,260)
    Transfers, net                                    (52,148)      (209,119)     329,184       74,295      (215,729)    (159,225)
    Contract maintenance charges                         (202)          (350)                                   (429)        (709)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   -------------  -------------  -----------  -----------  ------------ ------------
                                                   -------------  -------------  -----------  -----------  ------------ ------------

    Increase (decrease) in net assets resulting from
       contract transactions                         (191,553)      (361,103)     329,184       74,295      (319,042)    (272,171)
                                                   -------------  -------------  -----------  -----------  ------------ ------------
                                                   -------------  -------------  -----------  -----------  ------------ ------------

    Total increase (decrease) in net assets          (132,170)      (245,809)     379,869       82,777      (287,284)     127,799

NET ASSETS:
    Beginning of period                              1,984,272      2,230,081       82,777            0     1,524,051    1,396,252
                                                   -------------  -------------  -----------  -----------  ------------ ------------
                                                   -------------  -------------  -----------  -----------  ------------ ------------

    End of period                                $   1,852,102 $    1,984,272 $    462,646 $     82,777 $   1,236,767  $ 1,524,051
                                                   =============  =============  ===========  ===========  ============ ============
                                                   =============  =============  ===========  ===========  ============ ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                       17,798         49,164       33,926        7,668        10,549       19,578
    Units redeemed                                    (32,289)       (77,610)      (3,462)        (119)      (36,053)     (42,699)
                                                   -------------  -------------  -----------  -----------  ------------ ------------
                                                   -------------  -------------  -----------  -----------  ------------ ------------

    Net increase (decrease)                           (14,491)       (28,446)      30,464        7,549       (25,504)     (23,121)
                                                   =============  =============  ===========  ===========  ============ ============
                                                   =============  =============  ===========  ===========  ============ ============


(1) The portfolio commenced operations on June 16, 2003.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                     JANUS ASPEN SERIES        JANUS ASPEN SERIES WORLDWIDE   OPPENHEIMER GLOBAL
                                                INTERNATIONAL GROWTH PORTFOLIO      GROWTH PORTFOLIO          SECURIITIES FUND/VA
                                                ------------------------------------------------------------------------------------
                                                ----------------------------  ----------------------------  ------------------------
                                                    2004           2003           2004           2003          2004           2003
                                                -------------  -------------  -------------  -------------  ------------   ---------
                                                -------------  -------------  -------------  -------------  ------------   ---------
                                                                                                                                 (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $      (217)$          420 $        2,666 $        3,344 $        596  $      (699)
    Net realized gain (loss)                          40,134         71,273         35,323         (7,426)      19,743          367
    Change in net realized appreciation
       on investments                                  1,689         41,466         28,025        320,862      136,373       42,215
                                                   ----------  -------------  -------------  -------------  -----------   ----------
                                                   ----------  -------------  -------------  -------------  -----------   ----------

    Increase in net assets resulting
       from operations                                41,606        113,159         66,014        316,780      156,712       41,883
                                                   ----------  -------------  -------------  -------------  -----------   ----------
                                                   ----------  -------------  -------------  -------------  -----------   ----------

CONTRACT TRANSACTIONS:
    Purchase payments                                    539            392         29,591         23,403       15,320            0
    Redemptions                                      (21,535)       (54,153)      (104,564)      (117,267)     (31,731)           0
    Transfers, net                                    54,832       (149,135)      (118,309)      (258,151)     445,922      411,732
    Contract maintenance charges                        (128)          (190)          (444)          (686)         (93)          (1)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ----------  -------------  -------------  -------------  -----------   ----------
                                                   ----------  -------------  -------------  -------------  -----------   ----------

    Increase (decrease) in net assets resulting from
       contract transactions                          33,708       (203,086)      (193,726)      (352,701)     429,418      411,731
                                                   ----------  -------------  -------------  -------------  -----------   ----------
                                                   ----------  -------------  -------------  -------------  -----------   ----------

    Total increase (decrease) in net assets           75,314        (89,927)      (127,712)       (35,921)     586,130      453,614

NET ASSETS:
    Beginning of period                              242,921        332,848      1,746,193      1,782,114      453,614            0
                                                   ----------  -------------  -------------  -------------  -----------   ----------
                                                   ----------  -------------  -------------  -------------  -----------   ----------

    End of period                                $   318,235 $      242,921 $    1,618,481 $    1,746,193 $  1,039,744  $   453,614
                                                   ==========  =============  =============  =============  ===========   ==========
                                                   ==========  =============  =============  =============  ===========   ==========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                      60,268        325,762          5,006        140,884       44,142       37,334
    Units redeemed                                   (57,747)      (344,729)       (19,427)      (174,941)      (9,816)        (813)
                                                   ----------  -------------  -------------  -------------  -----------   ----------
                                                   ----------  -------------  -------------  -------------  -----------   ----------

    Net increase (decrease)                            2,521        (18,967)       (14,421)       (34,057)      34,326       36,521
                                                   ==========  =============  =============  =============  ===========   ==========
                                                   ==========  =============  =============  =============  ===========   ==========


(1) The portfolio commenced operations on June 16, 2003.

The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                              PIMCO VIT HIGH YIELD         PIMCO VIT LOW DURATION          PIONEER FUND VCT
                                                   PORTFOLIO                     PORTFOLIO                    PORTFOLIO
                                             ---------------------------------------------------------------------------------------
                                             ----------------------------  ----------------------------  ---------------------------
                                                 2004           2003           2004           2003          2004           2003
                                             -------------  -------------  -------------  -------------  ------------   ------------
                                             -------------  -------------  -------------  -------------  ------------   ------------
                                                                (1)                           (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)             $       17,714 $     2,049 $        4,788 $          802 $        (155) $        (687)
    Net realized gain (loss)                          2,354        (220)         4,631           (291)       11,689       (114,901)
    Change in net realized appreciation
       on investments                                18,453       3,943          2,251            697        (1,308)       175,044
                                               -------------  ----------  -------------  -------------  ------------   ------------
                                               -------------  ----------  -------------  -------------  ------------   ------------

    Increase in net assets resulting
       from operations                               38,521       5,772         11,670          1,208        10,226         59,456
                                               -------------  ----------  -------------  -------------  ------------   ------------
                                               -------------  ----------  -------------  -------------  ------------   ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                 2,101         700
    Redemptions                                     (12,679)                   (28,123)        (2,101)       (2,788)       (66,907)
    Transfers, net                                  653,581      78,533        861,398        550,272      (108,978)       (71,821)
    Contract maintenance charges                         (9)                       (41)                         (20)           (50)
    Adjustments to net assets allocated to contracts
       in payout phase
                                               -------------  ----------  -------------  -------------  ------------   ------------
                                               -------------  ----------  -------------  -------------  ------------   ------------

    Increase (decrease) in net assets resulting from
       contract transactions                         642,994      79,233        833,234        548,171      (111,786)      (138,778)
                                               -------------  ----------  -------------  -------------  ------------   ------------
                                               -------------  ----------  -------------  -------------  ------------   ------------

    Total increase (decrease) in net assets         681,515      85,005        844,904        549,379      (101,560)       (79,322)

NET ASSETS:
    Beginning of period                              85,005           0        549,379              0       199,837        279,159
                                               -------------  ----------  -------------  -------------  ------------   ------------
                                               -------------  ----------  -------------  -------------  ------------   ------------

    End of period                            $      766,520 $    85,005 $    1,394,283 $      549,379 $      98,277  $     199,837
                                               =============  ==========  =============  =============  ============   ============
                                               =============  ==========  =============  =============  ============   ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                     65,440      11,792         93,186         66,560           150          9,338
    Units redeemed                                   (6,848)     (3,768)        (9,415)       (11,196)      (10,086)       (22,752)
                                               -------------  ----------  -------------  -------------  ------------   ------------
                                               -------------  ----------  -------------  -------------  ------------   ------------

    Net increase (decrease)                          58,592       8,024         83,771         55,364        (9,936)       (13,414)
                                               =============  ==========  =============  =============  ============   ============
                                               =============  ==========  =============  =============  ============   ============


(1) The portfolio commenced operations on June 16, 2003.

The accompanying notes are an integral part of these financial statements.                                             (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                               PIONEER GROWTH OPPORTUNITIES  PIONEERFSMALL CAP VALUE II    PRUDENTIAL SERIES FUND
                                                       VCT PORTFOLIO               VCT  PORTFOLIO         EQUITY CLASS II PORTFOLIO
                                               -------------------------------------------------------------------------------------
                                               ----------------------------  ----------------------------  -------------------------
                                                   2004           2003           2004           2003          2004           2003
                                               -------------  -------------  -------------  -------------  ------------   ----------
                                               -------------  -------------  -------------  -------------  ------------   ----------
                                                                                                (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $     (4,138)$       (2,422)$     (2,609)$          561 $       556  $        (141)
    Net realized gain (loss)                           11,801        (80,133)      20,549          6,100        (137)         1,068
    Change in net realized appreciation
       on investments                                  92,616        172,363       47,709          4,908      12,311          3,825
                                                   -----------  -------------  -----------  -------------  ----------   ------------
                                                   -----------  -------------  -----------  -------------  ----------   ------------

    Increase in net assets resulting
       from operations                                100,279         89,808       65,649         11,569      12,730          4,752
                                                   -----------  -------------  -----------  -------------  ----------   ------------
                                                   -----------  -------------  -----------  -------------  ----------   ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                   3,782         18,863            0
    Redemptions                                       (46,026)        (2,924)     (12,674)          (151)
    Transfers, net                                    138,999         65,657      239,743        172,014     224,723           (793)
    Contract maintenance charges                         (105)           (51)         (65)                       (15)            (4)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   -----------  -------------  -----------  -------------  ----------   ------------
                                                   -----------  -------------  -----------  -------------  ----------   ------------

    Increase (decrease) in net assets resulting from
       contract transactions                           96,650         81,545      227,004        171,863     224,708           (797)
                                                   -----------  -------------  -----------  -------------  ----------   ------------
                                                   -----------  -------------  -----------  -------------  ----------   ------------

    Total increase in net assets                      196,929        171,353      292,653        183,432     237,438          3,955

NET ASSETS:
    Beginning of period                               430,211        258,858      183,432              0      10,671          6,716
                                                   -----------  -------------  -----------  -------------  ----------   ------------
                                                   -----------  -------------  -----------  -------------  ----------   ------------

    End of period                                $    627,140 $      430,211 $    476,085 $      183,432 $   248,109  $      10,671
                                                   ===========  =============  ===========  =============  ==========   ============
                                                   ===========  =============  ===========  =============  ==========   ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                       21,953         26,150       38,323         52,204      25,853          6,265
    Units redeemed                                    (14,068)       (20,400)     (20,910)       (36,932)     (1,030)        (6,044)
                                                   -----------  -------------  -----------  -------------  ----------   ------------
                                                   -----------  -------------  -----------  -------------  ----------   ------------

    Net increase                                        7,885          5,750       17,413         15,272      24,823            221
                                                   ===========  =============  ===========  =============  ==========   ============
                                                   ===========  =============  ===========  =============  ==========   ============


(1) The portfolio commenced operations on June 16, 2003.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                 SCHWAB MARKETTRACK GROWTH
                                                       PORTFOLIO           SCHWAB MONEY MARKET PORTFOLIO  SCHWAB S&P INDEX PORTFOLIO
                                                ------------------------------------------------------------------------------------
                                                ----------------------------  ----------------------------  ------------------------
                                                    2004           2003           2004           2003          2004           2003
                                                -------------  -------------  -------------  -------------  ------------   ---------
                                                -------------  -------------  -------------  -------------  ------------   ---------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $      5,451 $        5,187 $       4,353 $     (8,237)$      13,226  $     17,746
    Net realized gain (loss)                            1,116        (25,740)                                 110,896      (281,367)
    Change in net realized appreciation
       on investments                                 131,444        313,971                                  367,771     1,296,044
                                                   -----------  -------------  ------------  -----------  ------------   -----------
                                                   -----------  -------------  ------------  -----------  ------------   -----------

    Increase (decrease) in net assets resulting
       from operations                                138,011        293,418         4,353       (8,237)      491,893     1,032,423
                                                   -----------  -------------  ------------  -----------  ------------   -----------
                                                   -----------  -------------  ------------  -----------  ------------   -----------

CONTRACT TRANSACTIONS:
    Purchase payments                                     473            695     5,561,755    6,504,757       554,103        40,410
    Redemptions                                      (111,442)       (62,589)   (1,729,000)  (5,055,683)     (441,399)     (422,394)
    Transfers, net                                     49,642         63,335    (3,051,473)  (2,518,254)     (190,312)      894,458
    Contract maintenance charges                          (80)           (98)       (1,700)      (2,525)         (982)       (1,005)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   -----------  -------------  ------------  -----------  ------------   -----------
                                                   -----------  -------------  ------------  -----------  ------------   -----------

    Increase (decrease) in net assets resulting from
       contract transactions                          (61,407)         1,343       779,582   (1,071,705)      (78,590)      511,469
                                                   -----------  -------------  ------------  -----------  ------------   -----------
                                                   -----------  -------------  ------------  -----------  ------------   -----------

    Total increase (decrease) in net assets            76,604        294,761       783,935   (1,079,942)      413,303     1,543,892

NET ASSETS:
    Beginning of period                             1,368,139      1,073,378     5,045,111    6,125,053     5,231,214     3,687,322
                                                   -----------  -------------  ------------  -----------  ------------   -----------
                                                   -----------  -------------  ------------  -----------  ------------   -----------

    End of period                                $  1,444,743 $    1,368,139 $   5,829,046 $  5,045,111 $   5,644,517  $  5,231,214
                                                   ===========  =============  ============  ===========  ============   ===========
                                                   ===========  =============  ============  ===========  ============   ===========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        5,619         10,269       756,995    1,758,751       111,888       106,559
    Units redeemed                                    (10,150)        (9,050)     (692,139)  (1,847,791)     (117,905)      (66,155)
                                                   -----------  -------------  ------------  -----------  ------------   -----------
                                                   -----------  -------------  ------------  -----------  ------------   -----------

    Net increase (decrease)                            (4,531)         1,219        64,856      (89,040)       (6,017)       40,404
                                                   ===========  =============  ============  ===========  ============   ===========
                                                   ===========  =============  ============  ===========  ============   ===========


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                SCUDDER SVL CAPITAL GROWTH    SCUDDER SVL GROWTH & INCOME   SCUDDER VIT EAFE EQUITY
                                                        PORTFOLIO                      PORTFOLIO                  INDEX FUND
                                                ------------------------------------------------------------------------------------
                                                ----------------------------  ----------------------------  ------------------------
                                                    2004           2003           2004           2003          2004           2003
                                                -------------  -------------  -------------  -------------  ------------   ---------
                                                -------------  -------------  -------------  -------------  ------------   ---------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $       (505)$         (368)$       (276)$         (369)$       4,574  $     2,816
    Net realized gain (loss)                            1,449         (6,869)       6,924        (15,723)       15,455       12,905
    Change in net realized appreciation
       on investments                                  11,401         26,952       21,115         47,795        37,317       44,268
                                                   -----------  -------------  -----------  -------------  ------------   ----------
                                                   -----------  -------------  -----------  -------------  ------------   ----------

    Increase in net assets resulting
       from operations                                 12,345         19,715       27,763         31,703        57,346       59,989
                                                   -----------  -------------  -----------  -------------  ------------   ----------
                                                   -----------  -------------  -----------  -------------  ------------   ----------

CONTRACT TRANSACTIONS:
    Purchase payments                                     599            384           48          3,324         8,136        1,754
    Redemptions                                        (7,286)       (14,234)     (10,503)        (4,031)      (13,873)     (20,916)
    Transfers, net                                     61,197         30,782       38,144        162,837        72,559       10,482
    Contract maintenance charges                          (42)           (28)         (24)            (7)          (46)         (17)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   -----------  -------------  -----------  -------------  ------------   ----------
                                                   -----------  -------------  -----------  -------------  ------------   ----------

    Increase (decrease) in net assets resulting from
       contract transactions                           54,468         16,904       27,665        162,123        66,776       (8,697)
                                                   -----------  -------------  -----------  -------------  ------------   ----------
                                                   -----------  -------------  -----------  -------------  ------------   ----------

    Total increase in net assets                       66,813         36,619       55,428        193,826       124,122       51,292

NET ASSETS:
    Beginning of period                               125,268         88,649      259,926         66,100       292,868      241,576
                                                   -----------  -------------  -----------  -------------  ------------   ----------
                                                   -----------  -------------  -----------  -------------  ------------   ----------

    End of period                                $    192,081 $      125,268 $    315,354 $      259,926 $     416,990  $   292,868
                                                   ===========  =============  ===========  =============  ============   ==========
                                                   ===========  =============  ===========  =============  ============   ==========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        7,692         16,564        8,843         31,949        19,707      217,788
    Units redeemed                                       (911)       (14,843)      (5,084)        (8,849)      (11,780)    (221,278)
                                                   -----------  -------------  -----------  -------------  ------------   ----------
                                                   -----------  -------------  -----------  -------------  ------------   ----------

    Net increase (decrease)                             6,781          1,721        3,759         23,100         7,927       (3,490)
                                                   ===========  =============  ===========  =============  ============   ==========
                                                   ===========  =============  ===========  =============  ============   ==========


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                              SCUDDER VIT SMALL CAP INDEX   STRONG MULTI CAP VALUE        UNIVERSAL INSTITUTIONAL
                                                           FUND                    FUND II           FUND U.S. REAL ESTATE PORTFOLIO
                                              --------------------------------------------------------------------------------------
                                              ----------------------------  ----------------------------  --------------------------
                                                  2004           2003           2004           2003          2004           2003
                                              -------------  -------------  -------------  -------------  ------------   -----------
                                              -------------  -------------  -------------  -------------  ------------   -----------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $     (4,218)$          749 $     (4,457)$       (4,190)$     6,868  $      (6,122)
    Net realized gain (loss)                          108,174        (23,109)      48,800       (136,474)     68,687         20,764
    Change in net realized appreciation
       on investments                                  42,040        353,547       15,280        291,668     230,563        208,776
                                                   -----------  -------------  -----------  -------------  ----------   ------------
                                                   -----------  -------------  -----------  -------------  ----------   ------------

    Increase in net assets resulting
       from operations                                145,996        331,187       59,623        151,004     306,118        223,418
                                                   -----------  -------------  -----------  -------------  ----------   ------------
                                                   -----------  -------------  -----------  -------------  ----------   ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                   2,627          2,581        2,325          3,179       3,315          6,800
    Redemptions                                      (229,461)      (171,944)    (213,109)      (163,139)    (31,490)       (66,849)
    Transfers, net                                   (145,293)       324,130      (19,271)       (14,254)     82,021         94,496
    Contract maintenance charges                         (145)           (51)        (109)          (113)       (121)          (126)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   -----------  -------------  -----------  -------------  ----------   ------------
                                                   -----------  -------------  -----------  -------------  ----------   ------------

    Increase (decrease) in net assets resulting from
       contract transactions                         (372,272)       154,716     (230,164)      (174,327)     53,725         34,321
                                                   -----------  -------------  -----------  -------------  ----------   ------------
                                                   -----------  -------------  -----------  -------------  ----------   ------------

    Total increase (decrease) in net assets          (226,276)       485,903     (170,541)       (23,323)    359,843        257,739

NET ASSETS:
    Beginning of period                             1,151,221        665,318      622,543        645,866     892,716        634,977
                                                   -----------  -------------  -----------  -------------  ----------   ------------
                                                   -----------  -------------  -----------  -------------  ----------   ------------

    End of period                                $    924,945 $    1,151,221 $    452,002 $      622,543 $ 1,252,559  $     892,716
                                                   ===========  =============  ===========  =============  ==========   ============
                                                   ===========  =============  ===========  =============  ==========   ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                       13,379         44,291       15,593         30,911      15,188         18,549
    Units redeemed                                    (41,333)       (29,871)     (38,870)       (57,360)    (13,172)       (16,925)
                                                   -----------  -------------  -----------  -------------  ----------   ------------
                                                   -----------  -------------  -----------  -------------  ----------   ------------

    Net increase (decrease)                           (27,954)        14,420      (23,277)       (26,449)      2,016          1,624
                                                   ===========  =============  ===========  =============  ==========   ============
                                                   ===========  =============  ===========  =============  ==========   ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         TOTAL VARIABLE ANNUITY-1
                                                                                                           SELECT SERIES ACCOUNT
                                                                                                       ----------------------------
                                                                                                       ----------------------------
                                                                                                           2004           2003
                                                                                                       -------------  -------------
                                                                                                       -------------  -------------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                                                            $      269,338 $      173,160
    Net realized gain (loss)                                                                                415,970     (3,014,212)
    Change in net realized appreciation
       on investments                                                                                     2,353,489      8,525,755
                                                                                                       -------------  -------------
                                                                                                       -------------  -------------

    Increase in net assets resulting
       from operations                                                                                    3,038,797      5,684,703
                                                                                                       -------------  -------------
                                                                                                       -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                                                                     6,330,529      6,720,298
    Redemptions                                                                                          (5,154,116)    (7,725,365)
    Transfers, net                                                                                          644,897        651,986
    Contract maintenance charges                                                                             (6,853)        (8,625)
    Adjustments to net assets allocated to contracts
       in payout phase                                                                                        9,319         (4,652)
                                                                                                       -------------  -------------
                                                                                                       -------------  -------------

    Increase (decrease) in net assets resulting from
       contract transactions                                                                              1,823,776       (366,358)
                                                                                                       -------------  -------------
                                                                                                       -------------  -------------

    Total increase in net assets                                                                          4,862,573      5,318,345

NET ASSETS:
    Beginning of period                                                                                  36,536,280     31,217,935
                                                                                                       -------------  -------------
                                                                                                       -------------  -------------

    End of period                                                                                    $   41,398,853 $   36,536,280
                                                                                                       =============  =============
                                                                                                       =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                                                          1,877,651      4,356,195
    Units redeemed                                                                                       (1,715,988)    (4,406,547)
                                                                                                       -------------  -------------
                                                                                                       -------------  -------------

    Net increase (decrease)                                                                                 161,663        (50,352)
                                                                                                       =============  =============
                                                                                                       =============  =============


The accompanying notes are an integral part of these financial statements.                                              (Concluded)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                                                                                  At December 31                 For the year ended
                                                                                                                      December 31
                                                                        ---------------------------------   ------------------------
                                                                        ---------------------------------   ------------------------
                                                                         Units    Unit Fair     Net Assets
                                                                        (000s)     Value         (000s)   Expense Ratio Total Return
                                                                        -------   --------     ----------   -----------   ----------
                                                                        -------   --------     ----------   -----------   ----------

AIM V.I. CORE EQUITY PORTFOLIO
   2004                                                                     99    $ 14.55    $     1,437        0.85 %       3.36 %
   2003                                                                    124    $ 13.91    $     1,727        0.85 %      21.56 %
   2002                                                                    134    $ 11.44    $     1,555        0.85 %     (19.83)%
   2001                                                                    156    $ 14.27    $     2,239        0.85 %      (9.76)%
   2000                                                                    139    $ 15.81    $     2,218        0.85 %       4.01 %
AIM V.I. HIGH YIELD PORTFOLIO
   2004                                                                     26    $ 13.02    $       336        0.85 %       9.94 %
   2003                                                                     72    $ 10.84    $       794        0.85 %      23.98 %
   2002                                                                     57    $  8.75    $       526        0.85 %      (2.13)%
   2001                                                                     65    $  8.94    $       611        0.85 %     (15.68)%
   2000                                                                     91    $ 10.60    $       990        0.85 %     (12.40)%
AIM V.I. TECHNOLOGY PORTFOLIO
   2004                                                                    181    $  2.37    $       429        0.85 %       3.75 %
   2003                                                                    233    $  2.28    $       533        0.85 %      44.07 %
   2002                                                                    238    $  1.58    $       377        0.85 %     (47.51)%
   2001                                                                    280    $  3.01    $       840        0.85 %     (46.33)%
   2000                                                                    234    $  5.60    $     1,310        0.85 %     (44.00)%
ALGER AMERICAN GROWTH PORTFOLIO
   2004                                                                    116    $ 15.24    $     1,771        0.85 %       4.61 %
   2003                                                                    138    $ 14.57    $     2,005        0.85 %      34.02 %
   2002                                                                    161    $ 10.87    $     1,753        0.85 %     (33.56)%
   2001                                                                    194    $ 16.36    $     3,173        0.85 %     (12.59)%
   2000                                                                    230    $ 18.72    $     4,312        0.85 %     (15.49)%
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
   2004                                                                     18    $ 13.14    $       231        0.85 %      12.09 %
   2003                                                                      6    $ 11.73    $        72        0.85 %      17.26 %
ALLIANCE BERNSTEIN VP UTILITY INCOME PORTFOLIO
   2004                                                                      9    $ 13.11    $       121        0.85 %      23.28 %
   2003                                                                      6    $ 10.64    $        67        0.85 %       6.37 %
AMERICAN CENTURY VP BALANCED PORTFOLIO
   2004                                                                     26    $ 11.54    $       304        0.85 %       8.85 %
   2003                                                                     18    $ 10.60    $       188        0.85 %       5.97 %
AMERICAN CENTURY VP INTERNATIONAL PORTFOLIO
   2004                                                                     71    $ 12.81    $       907        0.85 %      13.95 %
   2003                                                                     67    $ 11.25    $       754        0.85 %      23.46 %
   2002                                                                     34    $  9.11    $       309        0.85 %     (21.06)%
   2001                                                                     27    $ 11.54    $       314        0.85 %     (29.82)%
   2000                                                                     52    $ 16.44    $       853        0.85 %     (17.51)%

                                                                                                                        (Continued)
AMERICAN CENTURY VP VALUE PORTFOLIO
   2004                                                                     24    $ 12.82    $       305        0.85 %      13.37 %
   2003                                                                     12    $ 11.30    $       141        0.85 %      13.05 %
BARON CAPITAL ASSET FUND
   2004                                                                     93    $ 16.80    $     1,557        0.85 %      24.58 %
   2003                                                                    106    $ 13.48    $     1,430        0.85 %      28.92 %
   2002                                                                    110    $ 10.46    $     1,148        0.85 %     (14.89)%
   2001                                                                     76    $ 12.29    $       934        0.85 %      11.35 %
   2000                                                                     56    $ 11.04    $       620        0.85 %      (3.41)%
DELAWARE VIP SMALL CAP VALUE SERIES PORTFOLIO
   2004                                                                     18    $ 14.33    $       262        0.85 %      20.46 %
   2003                                                                     18    $ 11.89    $       215        0.85 %      18.93 %
DREYFUS MIDCAP STOCK PORTFOLIO
   2004                                                                     21    $ 12.96    $       272        0.85 %      13.51 %
   2003                                                                     17    $ 11.42    $       195        0.85 %      14.20 %
DREYFUS VIF APPRECIATION PORTFOLIO
   2004                                                                    121    $  9.38    $     1,132        0.85 %       4.16 %
   2003                                                                     98    $  9.00    $       879        0.85 %      20.15 %
   2002                                                                     99    $  7.49    $       741        0.85 %     (17.42)%
   2001                                                                     56    $  9.07    $       510        0.85 %     (10.08)%
   2000                                                                     47    $ 10.09    $       479        0.85 %      (1.46)%
DREYFUS VIF DEVELOPING LEADERS PORTFOLIO
   2004                                                                      4    $ 12.84    $        57        0.85 %      10.40 %
   2003                                                                      2    $ 11.63    $        27        0.85 %      16.28 %
DREYFUS VIF GROWTH & INCOME PORTFOLIO
   2004                                                                     21    $  9.44    $       194        0.85 %       6.56 %
   2003                                                                     15    $  8.86    $       133        0.85 %      25.51 %
   2002                                                                     53    $  7.06    $       373        0.85 %     (26.00)%
   2001                                                                     67    $  9.54    $       639        0.85 %      (6.68)%
   2000                                                                     51    $ 10.22    $       520        0.85 %      (4.58)%
FEDERATED AMERICAN LEADERS FUND II
   2004                                                                    144    $ 15.40    $     2,216        0.85 %       8.85 %
   2003                                                                    143    $ 13.89    $     2,005        0.85 %      26.62 %
   2002                                                                    161    $ 10.97    $     1,810        0.85 %     (20.91)%
   2001                                                                    112    $ 13.87    $     1,602        0.85 %      (5.06)%
   2000                                                                     90    $ 14.61    $     1,352        0.85 %       1.53 %

                                                                                                                         (Continued)
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
   2004                                                                    165    $ 14.74    $     2,438        0.85 %       2.73 %
   2003                                                                    169    $ 14.34    $     2,430        0.85 %       1.50 %
   2002                                                                    173    $ 14.13    $     2,447        0.85 %       8.11 %
   2001                                                                    151    $ 13.07    $     1,977        0.85 %       6.09 %
   2000                                                                     93    $ 12.32    $     1,141        0.85 %      10.10 %
FEDERATED CAPITAL INCOME FUND II
   2004                                                                      4    $ 10.42    $        39        0.85 %       9.00 %
   2003                                                                      4    $  9.56    $        43        0.85 %      19.65 %
   2002                                                                      3    $  7.99    $        23        0.85 %     (24.62)%
   2001                                                                      4    $ 10.60    $        44        0.85 %     (14.46)%
   2000                                                                      5    $ 12.39    $        66        0.85 %      (9.69)%
DREYFUS GVIT MID CAP INDEX FUND II
   2004                                                                     23    $ 13.37    $       302        0.85 %      14.53 %
   2003                                                                     25    $ 11.67    $       289        0.85 %      16.72 %
JANUS ASPEN SERIES BALANCED PORTFOLIO
   2004                                                                     43    $ 11.21    $       479        0.85 %       7.61 %
   2003                                                                     12    $ 10.42    $       127        0.85 %       4.21 %
JANUS ASPEN SERIES FLEXIBLE INCOME PORTFOLIO
   2004                                                                    139    $ 13.35    $     1,852        0.85 %       3.09 %
   2003                                                                    153    $ 12.95    $     1,984        0.85 %       5.49 %
   2002                                                                    182    $ 12.27    $     2,230        0.85 %       9.55 %
   2001                                                                    110    $ 11.20    $     1,229        0.85 %       6.81 %
   2000                                                                     36    $ 10.49    $       382        0.85 %       5.32 %
JANUS ASPEN SERIES GROWTH & INCOME PORTFOLIO
   2004                                                                     38    $ 12.17    $       463        0.85 %      10.99 %
   2003                                                                      8    $ 10.97    $        83        0.85 %       9.65 %
JANUS ASPEN SERIES GROWTH PORTFOLIO
   2004                                                                     92    $ 13.44    $     1,237        0.85 %       3.63 %
   2003                                                                    118    $ 12.96    $     1,524        0.85 %      30.62 %
   2002                                                                    141    $  9.93    $     1,396        0.85 %     (27.09)%
   2001                                                                    195    $ 13.62    $     2,658        0.85 %     (25.40)%
   2000                                                                    255    $ 18.26    $     4,657        0.85 %     (15.27)%
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO
   2004                                                                     25    $ 12.58    $       318        0.85 %      17.95 %
   2003                                                                     23    $ 10.67    $       243        0.85 %      33.78 %
   2002                                                                     42    $  7.98    $       333        0.85 %     (26.18)%
   2001                                                                     64    $ 10.81    $       697        0.85 %     (23.93)%
   2000                                                                     72    $ 14.21    $     1,016        0.85 %     (16.61)%

                                                                                                                        (Continued)
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
   2004                                                                    119    $ 13.57    $     1,618        0.85 %       3.89 %
   2003                                                                    134    $ 13.06    $     1,746        0.85 %      22.95 %
   2002                                                                    168    $ 10.62    $     1,782        0.85 %     (26.15)%
   2001                                                                    198    $ 14.38    $     2,841        0.85 %     (23.13)%
   2000                                                                    284    $ 18.71    $     5,316        0.85 %     (16.36)%
OPPENHEIMER GLOBAL SECURITIES FUND/VA
   2004                                                                     71    $ 14.68    $     1,040        0.85 %      18.16 %
   2003                                                                     37    $ 12.42    $       454        0.85 %      24.21 %
PIMCO VIT HIGH YIELD PORTFOLIO
   2004                                                                     67    $ 11.51    $       767        0.85 %       8.62 %
   2003                                                                      8    $ 10.59    $        85        0.85 %       5.94 %
PIMCO VIT LOW DURATION PORTFOLIO
   2004                                                                    139    $ 10.02    $     1,394        0.85 %       0.99 %
   2003                                                                     55    $  9.92    $       549        0.85 %      (0.77)%
PIONEER FUND VCT PORTFOLIO
   2004                                                                      8    $ 11.59    $        98        0.85 %       6.78 %
   2003                                                                     18    $ 10.85    $       200        0.85 %      23.73 %
   2002                                                                     32    $  8.77    $       279        0.85 %     (26.55)%
   2001                                                                     37    $ 11.94    $       440        0.85 %     (10.17)%
   2000                                                                     55    $ 13.29    $       733        0.85 %     (11.52)%
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
   2004                                                                     47    $ 13.36    $       627        0.85 %      21.29 %
   2003                                                                     39    $ 11.01    $       430        0.85 %      41.74 %
   2002                                                                     33    $  7.77    $       259        0.85 %     (38.19)%
   2001                                                                     27    $ 12.57    $       342        0.85 %      18.16 %
   2000                                                                     17    $ 10.64    $       183        0.85 %      (6.99)%
PIONEER SMALL CAP VALUE II VCT PORTFOLIO
   2004                                                                     33    $ 14.57    $       476        0.85 %      21.28 %
   2003                                                                     15    $ 12.01    $       183        0.85 %      20.11 %
PRUDENTIAL SERIES FUND EQUITY CLASS II PORTFOLIO
   2004                                                                     26    $  9.53    $       248        0.85 %       8.59 %
   2003                                                                      1    $  8.78    $        11        0.85 %      30.00 %
   2002                                                                      1    $  6.75    $         7        0.85 %     (23.30)%
   2001                                                                      1    $  8.80    $         7        0.85 %     (12.40)%
   2000                                                                     18    $ 10.05    $       179        0.85 %       2.03 %

                                                                                                                         (Continued)
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
   2004                                                                     95    $ 15.20    $     1,445        0.85 %      10.63 %
   2003                                                                    100    $ 13.74    $     1,368        0.85 %      25.90 %
   2002                                                                     98    $ 10.91    $     1,073        0.85 %     (16.14)%
   2001                                                                     48    $ 13.01    $       625        0.85 %      (9.19)%
   2000                                                                     54    $ 14.33    $       775        0.85 %      (5.60)%
SCHWAB MONEY MARKET PORTFOLIO
   2004                                                                    484    $ 12.05    $     5,829        0.85 %       0.05 %
   2003                                                                    419    $ 12.04    $     5,045        0.85 %      (0.13)%
   2002                                                                    508    $ 12.06    $     6,125        0.85 %       0.50 %
   2001                                                                  1,093    $ 12.00    $    13,120        0.85 %       2.83 %
   2000                                                                    810    $ 11.67    $     9,452        0.85 %       5.04 %
SCHWAB S&P INDEX PORTFOLIO
   2004                                                                    383    $ 14.74    $     5,645        0.85 %       9.60 %
   2003                                                                    389    $ 13.45    $     5,231        0.85 %      27.14 %
   2002                                                                    349    $ 10.58    $     3,687        0.85 %     (23.05)%
   2001                                                                    278    $ 13.75    $     3,825        0.85 %     (12.92)%
   2000                                                                    256    $ 15.79    $     4,039        0.85 %     (10.13)%
SCUDDER SVL CAPITAL GROWTH PORTFOLIO
   2004                                                                     22    $  8.55    $       192        0.85 %       7.07 %
   2003                                                                     16    $  7.98    $       125        0.85 %      25.82 %
   2002                                                                     14    $  6.34    $        89        0.85 %     (29.79)%
   2001                                                                     17    $  9.03    $       155        0.85 %     (20.08)%
   2000                                                                     14    $ 11.30    $       161        0.85 %     (10.60)%
SCUDDER SVL GROWTH & INCOME PORTFOLIO
   2004                                                                     38    $  8.36    $       315        0.85 %       9.23 %
   2003                                                                     34    $  7.66    $       260        0.85 %      25.67 %
   2002                                                                     11    $  6.09    $        66        0.85 %     (23.78)%
   2001                                                                     16    $  7.99    $       129        0.85 %     (12.07)%
   2000                                                                     10    $  9.09    $        93        0.85 %      (2.88)%
SCUDDER VIT EAFE EQUITY INDEX FUND
   2004                                                                     46    $  8.99    $       417        0.85 %      18.06 %
   2003                                                                     38    $  7.61    $       293        0.85 %      32.23 %
   2002                                                                     42    $  5.76    $       242        0.85 %     (22.16)%
   2001                                                                     12    $  7.40    $        92        0.85 %     (25.36)%
   2000                                                                      7    $  9.92    $        66        0.85 %     (17.33)%

                                                                                                                        (Continued)
SCUDDER VIT SMALL CAP INDEX FUND
   2004                                                                     62    $ 15.00    $       925        0.85 %      16.76 %
   2003                                                                     90    $ 12.85    $     1,151        0.85 %      45.19 %
   2002                                                                     75    $  8.85    $       665        0.85 %     (21.26)%
   2001                                                                     53    $ 11.24    $       591        0.85 %       1.27 %
   2000                                                                      4    $ 11.10    $        47        0.85 %      (4.72)%
STRONG MULTI CAP VALUE FUND II
   2004                                                                     39    $ 11.55    $       452        0.85 %      15.78 %
   2003                                                                     62    $  9.97    $       623        0.85 %      37.23 %
   2002                                                                     89    $  7.27    $       646        0.85 %     (23.79)%
   2001                                                                     83    $  9.54    $       791        0.85 %       3.24 %
   2000                                                                     27    $  9.24    $       253        0.85 %       6.94 %
UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO
   2004                                                                     56    $ 22.42    $     1,253        0.85 %      35.24 %
   2003                                                                     54    $ 16.58    $       893        0.85 %      36.35 %
   2002                                                                     52    $ 12.16    $       635        0.85 %      (1.62)%
   2001                                                                     27    $ 12.36    $       329        0.85 %      10.14 %
   2000                                                                     16    $ 11.22    $       180        0.85 %      25.50 %


                                                                                                                        (Concluded)

Variable Annuity -1 Select Series Account of
First Great-West Life & Annuity Insurance Company
Financial Statements for the Years Ended
December 31, 2004 and 2003 and Report of Independent
Registered Public Accounting Firm

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2004

1.    ORGANIZATION
      The Variable Annuity-1 Series Account (the Series Account), a separate account of First Great-West Life & Annuity Insurance Company (the Company), was established under New York law. The Series Account commenced operations on January 15, 1997. The Series Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions with each investment division being treated as an individual separate account and investing all of its investible assets in the named underlying mutual fund.

      Under applicable insurance law, the assets and liabilities of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

2.    SIGNIFICANT ACCOUNTING POLICIES Use of Estimates
      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Series Account.

      Security Transactions
      Investments made in the underlying mutual funds are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

      Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

      Contracts in the Payout Phase

      Net assets allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company and recorded as surrenders reflected in the Statement of Changes in Net Assets.

      Federal Income Taxes

      The operations of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

      Net Transfers

      Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.

      Investment Income Ratio

      The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund divided by average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values and has been annualized for any investment division not having a full year of operations. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment division invests.

3. PURCHASES AND SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                                                   Purchases           Sales
                                                              --------------    --------------
      AIM V.I. Core Equity Portfolio                       $         89,894  $        424,208
      AIM V.I. High Yield Portfolio                                  68,575           507,862
      AIM V.I. Technology Portfolio                                 204,277           317,629
      Alger American Growth Portfolio                                76,577           403,481
      Alger American Midcap Growth Portfolio                        257,779           115,516
      Alliance Bernstein VP Utility Income Portfolio                 54,000            19,577
      American Century VP Balanced Portfolio                        417,393           324,462
      American Century VP International Portfolio                   726,224           711,919
      American Century VP Value Portfolio                           184,775            47,379
      Baron Capital Asset Fund                                      701,696           906,904
      Delaware VIF Small Cap Value Series                           194,053           183,250
      Portfolio
      Dreyfus GVIT Mid Cap Index Fund II                            282,267           310,296
      Dreyfus Midcap Stock Portfolio                                122,824            69,968
      Dreyfus VIF Appreciation Portfolio                            338,936           123,361
      Dreyfus VIF Developing Leaders Portfolio                       37,576            10,143
      Dreyfus VIF Growth & Income Portfolio                          52,469             2,437
      Federated American Leaders Fund II                            389,095           328,435
      Federated Capital Income Fund II                                6,489            11,453
      Federated Fund for U.S. Government Securities II              853,605           800,184
      Janus Aspen Series Balanced Portfolio                         395,113            62,668
      Janus Aspen Series Flexible Income Portfolio                  309,778           394,738
      Janus Aspen Series Growth & Income Portfolio                  368,089            40,087
      Janus Aspen Series Growth Portfolio                           136,733           464,852
      Janus Aspen Series International Growth Portfolio             679,038           645,536
      Janus Aspen Series Worldwide Growth Portfolio                  80,878           271,950
      Oppenheimer Global Securities Fund/VA                         561,319           135,887
      PIMCO VIT High Yield Portfolio                                733,785            76,592
      PIMCO VIT Low Duration Portfolio                              920,000            76,891
      Pioneer Fund VCT Portfolio                                      4,853           115,059
      Pioneer Growth Opportunities VCT Portfolio                    257,255           164,710
      Pioneer Small Cap Value II VCT Portfolio                      488,948           255,805
      Prudential Series Fund Equity Class II Portfolio              235,597            10,289
      Schwab MarketTrack Growth Portfolio II                         94,710           150,651
      Schwab Money Market Portfolio                               9,335,224         8,265,084
      Schwab S&P Index Portfolio                                  1,508,294         1,573,569
      Scudder SVL Capital Growth Portfolio                           62,685             8,709
      Scudder SVL Growth & Income Portfolio                          70,172            42,772
      Scudder VIT EAFE Equity Index Fund                            166,112            94,742
      Scudder VIT Small Cap Index Fund                              180,071           556,604
      Strong Multi Cap Value Fund II                                163,471           398,129
      Universal Institutional Fund U.S. Real Estate                 317,679           239,016
      Portfolio
                                                              --------------    --------------

      Total                                                $     22,128,308   $    19,662,804
                                                              ==============    ==============

4. EXPENSES AND RELATED PARTY TRANSACTIONS

      Contract Maintenance Charge

      The Company deducts from each participant account a $25 annual maintenance charge on accounts under $50,000 as of each contract's anniversary date.

      Transfer Fees

      The Company charges $10 for each transfer between investment divisions in excess of 12 transfers in any calendar year.

      Deductions for Premium Taxes

      The Company deducts from each contribution in the Series Account any applicable state Premium Tax or retaliatory tax, which currently range from 0% to 3.5%.

      Deductions for Assumption of Mortality and Expense Risks

      The Company deducts an amount, computed daily, from the net asset value of the Series Account investments, equal to an annual rate of 0.85%. This charge compensates the Company for its assumption of certain mortality, death benefit, and expense risks.

      If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

5. ACCUMULATION UNIT VALUES

      A summary of accumulation units outstanding for variable annuity contracts, the range of the lowest to highest expense ratio, excluding expenses of the underlying funds, the related total return and the related accumulation unit fair values for the five years ended December 31, 2004 is included on the following pages.

      The Expense Ratios represent the annualized contract expenses of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

      The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period shown and, accordingly, is not annualized.

                                     PART C
                                OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

        (a)    Financial Statements

        The financial statements for First Great-West Life & Annuity Insurance Company for the years ended December 31, 2004, 2003 and 2002 are included in the Statement of Additional Information. The financial statements for Variable Annuity-1 Series Account for the years ended December 31, 2004 and 2003 are also included in the Statement of Additional Information.

        (b)    Exhibits

               (1) Certified copy of resolution of Board of Directors of Depositor establishing Registrant is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

               (2) Not applicable.

               (3) Underwriting agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289).

               (4) Form of the variable annuity contract is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on July 3, 1997 (File No. 333-25289).


               (5) Form of the application to be used with the variable annuity contract is filed herewith.


               (6) Restated Charter of Depositor is incorporated by reference to Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 20, 1998 (File No. 333-25289) and bylaws of Depositor are incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

               (7) Not applicable.

               (8)(a) Participation agreement with Alger American Fund is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to participation agreement with Alger American Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289).


               (8)(b) Participation agreement with Alliance Bernstein Variable Products Series Fund, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289). Form of amendment to participation agreement is filed herewith.


               (8)(c) Participation agreement with American Century Variable Portfolios (formerly, TCI Portfolios, Inc.) is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to participation agreement with American Century Variable Portfolios is incorporated by reference to Registrant's Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289).

               (8)(d) Participation agreement with Baron Capital Funds Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289).


               (8)(e) Participation agreement with Delaware VIP Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289). Form of amendment to participation agreement is filed herewith.


               (8)(f) Participation agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289).

               (8)(g) Participation agreement with Federated Insurance Series is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

               (8)(h) Participation agreement with Gartmore Variable Insurance Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289).

               (8)(i) Participation agreement with AIM Variable Insurance Fund (formerly INVESCO Variable Investment Funds, Inc.) is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

               (8)(j) Participation agreement with Janus Aspen Series is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).


               (8)(k) Participation agreement with Oppenheimer Variable Account Funds is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289). Form of amendment to participation agreement is filed herewith.

               (8)(l) Participation agreement with PIMCO Variable Insurance Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289). Form of amendment to participation agreement is filed herewith.


               (8)(m) Participation agreement with Prudential Series Fund, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289).

               (8)(n) Participation agreement with Pioneer Variable Contracts Trust (formerly, SAFECO Resource Trust)is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

               (8)(o) Participation agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to participation agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant's Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289).


               (8)(p) Participation agreement with Scudder Variable Life Investment Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289). Form of amendment to participation agreement is filed herewith.


               (8)(q) Participation agreement with Wells Fargo Variable Trust (formerly Strong Variable Insurance Funds, Inc.) is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).


               (8)(r) Participation agreement with The Universal Institutional Funds, Inc. (formerly Van Kampen American Capital Life Insurance Trust) is incorporated by reference to Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 20, 1998 (File No. 333-25289). Form of amendment to participation agreement is filed herewith.


               (9) Opinion of counsel and consent of W. Kay Adam is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on July 3, 1997 (File No. 333-25289).


               (10)(a) Written Consent of Jorden Burt LLP is filed herewith.

               (10)(b) Written Consent of Deloitte & Touche LLP is filed herewith.



               (11) Not Applicable.

               (12) Not Applicable.

Item 25.       Directors and Officers of the Depositor

                                                           Position and Offices
Name                       Principal Business Address         with Depositor



M.D. Alazraki, Esq.        Manatt, Phelps & Phillips, LLP    Director
                           7 Times Square, 23rd Floor
                           New York, New York 10036

J. Balog                   2205 North Southwind Boulevard    Director
                           Vero Beach, Florida 32963

O.T. Dackow                         (2)                      Director

A. Desmarais                        (3)                      Director

P. Desmarais, Jr.                   (3)                      Director

R. Gratton                          (4)                      Director

S.Z. Katz, Esq.            One New York Plaza                Director
                           New York, New York 10004

W.T. McCallum                       (2)                      Chairman,President
                                                             and Chief Executive
                                                             Officer


B.E. Walsh                 Saquenay Capital, LLC             Director
                           2 Manhattanville Rd, #403
                           Purchase, New York 10577


S.M. Corbett                        (2)                      Senior Vice
                                                             President,
                                                             Investments

G.R. Derback                        (2)                      Senior Vice
                                                             President and
                                                             Treasurer

T.L. Fouts                          (1)                      Senior Vice
                                                             President and Chief
                                                             Medical Director


J.R. Gabbert                        (1)                      Senior Vice
                                                             President, Employee
                                                             Benefits, Chief
                                                             Information Officer


D.A. Goldin                         (1)                      Senior Vice
                                                             President,
                                                             Healthcare
                                                             Operations

M.T.G. Graye                        (2)                      Executive Vice
                                                             President and
                                                             Chief Financial
                                                             Officer

W.T. Hoffmann                       (2)                      Senior Vice
                                                             President,
                                                             Investments

D.C. Lennox                         (5)                      Senior Vice
                                                             President,
                                                             General Counsel
                                                             and Secretary

                                                           Position and Offices
Name                    Principal Business Address             with Depositor



J.L. McCallen                       (2)                      Senior Vice
                                                             President and
                                                             Actuary

C.L. McGinness                      (7)                      Vice President,
                                                             Operations



C.P. Nelson                         (2)                      President,
                                                             Retirement
                                                             Services


D.L. Origer                         (1)                      Senior Vice
                                                             President,
                                                             Healthcare
                                                             Management

M.J. Pavlik                         (2)                      Financial
                                                             Compliance
                                                             Officer


R.F. Rivers                         (1)                      Executive Vice
                                                             President,
                                                             Healthcare



M.Rosenbaum                         (2)                      Senior Vice
                                                             President,
                                                             Healthcare Finance


G.E. Seller                         (6)                      Senior Vice
                                                             President,
                                                             Government
                                                             Markets




R.K. Shaw                           (2)                      Senior Vice
                                                             President,
                                                             Individual
                                                             Markets


M.L. Stadler                        (1)                      Senior Vice
                                                             President,
                                                             Healthcare
                                                             Sales, U.S. Markets

D.L. Stefanson                      (1)                      Senior Vice
                                                             President,
                                                             Healthcare
                                                             Underwriting


B.H. Varnhagen                      (5)                      Legal Compliance
                                                             Officer




G.D. Webb                           (2)                      Senior  Vice
                                                             President, P/NP
                                                             Operations



D.L. Wooden                         (2)                      Executive Vice
                                                             President,
                                                             Financial
                                                             Services






(1)  8505 East Orchard Road, Greenwood Village, Colorado 80111
(2)  8515 East Orchard Road, Greenwood Village, Colorado 80111
(3) Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3
(4)  Power Financial Corporation, 751 Victoria Square, Montreal, Quebec,
     Canada H2Y 2J3
(5)  8525 East Orchard Road, Greenwood Village, Colorado 80111
(6)  18101 Von Karman Ave., Suite 1460, Irvine, California 92715
(7)  50 Main Street, 9th Floor, White Plains, New York 10606


Item 26.          Persons controlled by or under common control with the
                          Depositor or Registrant as of 12/31/04
                   -------------------------------------------------------------
(State/Country of Organization) - Nature of Business

Power Corporation of Canada (Canada) - Holding and Management Company
   100.0%  - 2795957 Canada Inc. (Canada) - Holding Company

       100.0%  - 171263 Canada Inc. (Canada) - Holding Company
           66.4%  - Power Financial Corporation (Canada) - Holding Company
                74.9%  - Great-West Lifeco Inc. (Canada) - Holding Company
                   100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company

                       100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding Company
                         100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
                           100.0% - Great-West Life & Annuity Capital I (Delaware) - Business Trust
                           100.0% - Great-West Life & Annuity Insurance Company (Colorado) - Life and Health Insurance Company
                                  100.0%  - First Great-West Life & Annuity Insurance Company (New York) - Life and
                                            Health Insurance Company
                                  100.0%  - Advised Assets Group, LLC (Colorado) - Investment Adviser
                                  100.0%  - Alta Health & Life Insurance Company (Indiana) - Life and Health Insurance
                                            Company
                                            100.0%  - Alta Agency, Inc. (New York) - Insurance Agency
                                  100.0%  - BenefitsCorp, Inc. (Delaware) - Insurance Agency

                                            100.0%  - GWFS Equities, Inc. (Delaware) - Securities Broker/Dealer
                                            100.0%  - BenefitsCorp of Wyoming, Inc. (Wyoming) - Insurance Agency

                                  100.0%  - Canada Life Insurance Company of America (Michigan) - Life and Health
                                            Insurance Company
                                            100.0%  - Canada Life of America Financial Services, Inc. (Georgia) - Securities
                                            Broker/Dealer
                                  100.0%  - Canada Life Insurance Company of New York (New York) - Life and Health
                                            Insurance Company
                                  100.0%  - National Plan Coordinators of Delaware, Inc. (Delaware) - Third Party
                                            Administrator

                                            100.0%  - NPC Securities, Inc. (California) - Securities Broker/Dealer
                                            100.0%  - NPC Administrative Services Corporation (Delaware) - Third Party
                                                      Administrator
                                            100.0%  - P.C. Enrollment Services & Insurance Brokerage, Inc. (Massachusetts) -
                                                      Insurance Agency


                                  100.0%  - EMJAY Corporation (Wisconsin) - Third Party Administrator
                                            100.0% - EMJAY Retirement Plan Services, Inc. (Wisconsin) - Third Party Administrator

                                  100.0%  - Great-West Healthcare Holdings, Inc. (Colorado) - Holding Company
                                            100.0%  - Great-West Healthcare, Inc. (Vermont) - Network contracting, development and management
                                                      100.0%  - Great-West Healthcare of Arizona, Inc. (Arizona) - Health Care
                                                                Services Organization
                                                      100.0%  - Great-West Healthcare of California, Inc. (California) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Colorado, Inc. (Colorado) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Florida, Inc. (Florida) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Georgia, Inc.(Georgia) - Health Maintenance
                                                                Organization
                                                      100.0%  - Great-West Healthcare of Illinois, Inc. (Illinois) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Indiana, Inc.(Indiana) - Health Maintenance
                                                                Organization
                                                      100.0%  - Great-West Healthcare of Kansas/Missouri, Inc. (Kansas) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Massachusetts, Inc. (Massachusetts) -
                                                                Health Maintenance Organization
                                                      100.0%  - Great-West Healthcare of New Jersey, Inc. (New Jersey) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of North Carolina, Inc. (North Carolina) -
                                                                Health Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Ohio, Inc. (Ohio) -
                                                                Health Insuring Corporation
                                                      100.0%  - Great-West Healthcare of Oregon, Inc. (Oregon) -
                                                                Health Care Service Contractors
                                                      100.0%  - Great-West Healthcare of Pennsylvania, Inc. (Pennsylvania) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Tennessee, Inc. (Tennessee) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Texas, Inc. (Texas) - Health Maintenance
                                                                Organization
                                                      100.0%  - Great-West Healthcare of Washington, Inc. (Washington) -
                                                                Health Care Service Contractors
                                                      100.0%  - One Orchard Equities, Inc. (Colorado) - Securities Broker/Dealer
                                            100.0%  - Financial Administrative Services Corporation (Colorado) - Third Party
                                                      Administrator
                                            100.0%  - GWL Properties, Inc. (Colorado) - Real Property Corporation
                                                      50.0%  - Westkin Properties Ltd. (California) - Real Property Corporation
                                            100.0%  - Great-West Benefit Services, Inc.(Delaware) - Leasing Company

                                             90.3%  - Maxim Series Fund, Inc. (Maryland) - Investment Company
                                            100.0%  - GW Capital Management, LLC (Colorado) - Investment Adviser

                                                      100.0%  - Orchard Capital Management, LLC (Colorado) - Investment Adviser
                                                      100.0%  - Greenwood Investments, LLC (Colorado) - Securities Broker/Dealer

                                             14.1%  - Otchard Series Fund (Delaware) - Investment Company
                                            100.0%  - Orchard Trust Company, LLC (Colorado) - Trust Company
                                             31.2%  - BFM Holdings, LLC (Delaware) - Holding Company



Item 27.       Number of Contractowners


        As of March 31, 2005 there were 501 Contractowners; 499 were in non-qualified accounts and 2 in IRAs.




Item 28.       Indemnification

               Provisions exist under the laws of the state of New York and the Bylaws of First GWL&A whereby First GWL&A may indemnify a director, officer, or controlling person of First GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                            New York Corporate Code

Section 721. Nonexclusivity of statutory provisions for indemnification of directors and officers.

The indemnification and advancement of expenses granted pursuant to, or provided by, this article shall not be deemed exclusive of any other rights to which a director or officer seeking indemnification or advancement of expenses may be entitled, whether contained in the certificate of incorporation or the by-laws or, when authorized by such certificate of incorporation or by-laws, (i) a resolution of shareholders, (ii) a resolution of directors, or (iii) an agreement providing for such indemnification, provided that no indemnification may be made to or on behalf of any director or officer if a judgment or other final adjudication adverse to the director or officer establishes that his acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled. Nothing contained in this article shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Section 722. Authorization for indemnification of directors and officers.

(a) A corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

(b) The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation or that he had reasonable cause to believe that his conduct was unlawful.

(c) A corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

(d) For the purpose of this section, a corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

Section 723. Payment of indemnification other than by court award.

(a) A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in section 722 shall be entitled to indemnification as authorized in such section.

(b) Except as provided in paragraph (a), any indemnification under section 722 or otherwise permitted by section 721, unless ordered by a court under section 724 (Indemnification of directors and officers by a court), shall be made by the corporation, only if authorized in the specific case:

(1) By the board acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director or officer has met the standard of conduct set forth in section 722 or established pursuant to section 721, as the case may be, or,

(2) If a quorum under subparagraph (1) is not obtainable or, even if obtainable, a quorum of disinterested directors so directs; (A) By the board upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in such sections has been met by such director or officer, or (B) By the shareholders upon a finding that the director or officer has met the applicable standard of conduct set forth in such sections.

(c) Expenses incurred in defending a civil or criminal action or proceeding may be paid by the corporation in advance of the final disposition of such action or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount as, and to the extent, required by paragraph (a) of section 725.

Section 724. Indemnification of directors and officers by a court.

(a) Notwithstanding the failure of a corporation to provide indemnification, and despite any contrary resolution of the board or of the shareholders in the specific case under section 723 (Payment of indemnification other than by court award), indemnification shall be awarded by a court to the extent authorized under section 722 (Authorization for indemnification of directors and officers), and paragraph (a) of section 723. Application therefor may be made, in every case, either:

(1) In the civil action or proceeding in which the expenses were incurred or other amounts were paid, or

(2) To the supreme court in a separate proceeding, in which case the application shall set forth the disposition of any previous application made to any court for the same or similar relief and also reasonable cause for the failure to make application for such relief in the action or proceeding in which the expenses were incurred or other amounts were paid.

(b) The application shall be made in such manner and form as may be required by the applicable rules of court or, in the absence thereof, by direction of a court to which it is made. Such application shall be upon notice to the corporation. The court may also direct that notice be given at the expense of the corporation to the shareholders and such other persons as it may designate in such manner as it may require.

(c) Where indemnification is sought by judicial action, the court may allow a person such reasonable expenses, including attorneys' fees, during the pendency of the litigation as are necessary in connection with his defense therein, if the court shall find that the defendant has by his pleadings or during the course of the litigation raised genuine issues of fact or law.

Section 725. Other provisions affecting indemnification of directors and officers.

(a) All expenses incurred in defending a civil or criminal action or proceeding which are advanced by the corporation under paragraph (c) of section 723 (Payment of indemnification other than by court award) or allowed by a court under paragraph (c) of section 724 (Indemnification of directors and officers by a court) shall be repaid in case the person receiving such advancement or allowance is ultimately found, under the procedure set forth in this article, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the corporation or allowed by the court exceed the indemnification to which he is entitled.

(b) No indemnification, advancement or allowance shall be made under this article in any circumstance where it appears:

(1) That the indemnification would be inconsistent with the law of the jurisdiction of incorporation of a foreign corporation which prohibits or otherwise limits such indemnification;

(2) That the indemnification would be inconsistent with a provision of the certificate of incorporation, a by-law, a resolution of the board or of the shareholders, an agreement or other proper corporate action, in effect at the time of the accrual of the alleged cause of action asserted in the threatened or pending action or proceeding in which the expenses were incurred or other amounts were paid, which prohibits or otherwise limits indemnification; or

(3) If there has been a settlement approved by the court, that the indemnification would be inconsistent with any condition with respect to indemnification expressly imposed by the court in approving the settlement.

(c) If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and, in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.

(d) If any action with respect to indemnification of directors and officers is taken by way of amendment of the by-laws, resolution of directors, or by agreement, then the corporation shall, not later than the next annual meeting of shareholders, unless such meeting is held within three months from the date of such action, and, in any event, within fifteen months from the date of such action, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the action taken.

(e) Any notification required to be made pursuant to the foregoing paragraph (c) or (d) of this section by any domestic mutual insurer shall be satisfied by compliance with the corresponding provisions of section one thousand two hundred sixteen of the insurance law.

(f) The provisions of this article relating to indemnification of directors and officers and insurance therefor shall apply to domestic corporations and foreign corporations doing business in this state, except as provided in section 1320 (Exemption from certain provisions).

Section 726. Insurance for indemnification of directors and officers.

(a) Subject to paragraph (b), a corporation shall have power to purchase and maintain insurance:

(1) To indemnify the corporation for any obligation which it incurs as a result of the indemnification of directors and officers under the provisions of this article, and

(2) To indemnify directors and officers in instances in which they may be indemnified by the corporation under the provisions of this article, and

(3) To indemnify directors and officers in instances in which they may not otherwise be indemnified by the corporation under the provisions of this article provided the contract of insurance covering such directors and officers provides, in a manner acceptable to the superintendent of insurance, for a retention amount and for co-insurance.

(b) No insurance under paragraph (a) may provide for any payment, other than cost of defense, to or on behalf of any director or officer:

(1) if a judgment or other final adjudication adverse to the insured director or officer establishes that his acts of active and deliberate dishonesty were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled, or

(2) in relation to any risk the insurance of which is prohibited under the insurance law of this state.

(c) Insurance under any or all subparagraphs of paragraph (a) may be included in a single contract or supplement thereto. Retrospective rated contracts are prohibited.

(d) The corporation shall, within the time and to the persons provided in paragraph (c) of section 725 (Other provisions affecting indemnification of directors or officers), mail a statement in respect of any insurance it has purchased or renewed under this section, specifying the insurance carrier, date of the contract, cost of the insurance, corporate positions insured, and a statement explaining all sums, not previously reported in a statement to shareholders, paid under any indemnification insurance contract.

(e) This section is the public policy of this state to spread the risk of corporate management, notwithstanding any other general or special law of this state or of any other jurisdiction including the federal government.

                             Bylaws of First GWL&A

Article II, Section 11.  Indemnification of Directors.
                         ----------------------------

The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any Director, Officer, or employee of the corporation or any member or officer of any Committee, and his or her heirs, executors and administrators, from and against all claims, liabilities, costs, charges, and expenses whatsoever that any such Director, Officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him or her for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him or her in or about the execution of the duties of his or her office or employment with the corporation, or in or about the execution of his or her duties as a Director or Officer of another company which he or she so serves at the request and on behalf of the corporation, or in or about the execution of his or her duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he or she sustains or incurs, in or about or in relation to any such duties or the affairs of the corporation, the affairs of such other company which he or she so serves or the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by acts of omissions which were in bad faith, involved intentional misconduct, a violation of the New York Insurance Law or a knowing violation of any other law or which resulted in such person gaining in fact a financial profit or other advantage to which he or she was not entitled. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of any subsidiary corporation of the corporation on the same basis, and within the same constraints as, described in the preceding sentence. No payment of indemnification shall be made unless notice has been filed with the Superintendent of Insurance pursuant to Section 1216 of the New York Insurance Law.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriter

          (a) GWFS Equities, Inc. ("GWFS") is the distributor of securities of the Registrant. GWFS also serves as distributor or principal underwriter for the Great-West Life & Annuity Insurance Company Variable Annuity-1 Series Account, Maxim Series Account, FutureFunds Series Account, Great-West Variable Annuity Account A and COLI VUL - 2 Series Account of Great-West Life & Annuity Insurance Company.

          (b) Directors and Officers of GWFS

                                                             Position and
Name                 Principal Business Address        Offices with Underwriter

C.P. Nelson                  (1)                       Director, Chairman and
                                                       President

R.K. Shaw                    (1)                       Director

G.R. McDonald                (1)                       Director

G.E. Seller          18101 Von Karman Ave.             Director and Senior Vice
                     Suite 1460                        President
                     Irvine, CA 92715



T.M. Connolly       300 Broadacres Drive               Vice President
                    Bloomfield, NJ 07003

M.R. Edwards                 (1)                       Vice President

W.S. Harmon                  (1)                       Vice President

K.A. Morris         500 North Central,                 Vice President
                    Suite 220
                    Glendale, CA 91203

M.P. Sole           One North LaSalle,                 Vice President
                    Suite 3200
                    Chicago, IL 60602

G.R. Derback                 (1)                       Treasurer

D.K. Cohen                   (1)                       Assistance Vice
                                                       President, Taxation

B.A. Byrne                   (1)                       Secretary and Chief
                                                       Compliance Officer

T.L. Buckley                 (1)                       Compliance Officer


M.C. Maiers                  (1)                       Investments Compliance
                                                       Officer


(1) 8515 East Orchard Road, Greenwood Village, Colorado 80111.

           (c) Commissions and other compensation received by Principal Underwriter during Registrant's last fiscal year:

                  Net
Name of           Underwriting      Compensation
Principal         Discounts and        on            Brokerage
Underwriter       Commissions       Redemption       Commissions   Compensation

GWFS                 -0-              -0-               -0-            -0-

Item 30.   Location of Accounts and Records

           All accounts, books, or other documents required to be maintained by
           Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Great-West Life & Annuity Insurance Company, 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Item 31.   Management Services

           Not Applicable.

Item 32.   Undertakings

           (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


           (d) First GWL&A represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by First GWL&A.

                                      SIGNATURES


        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act 485(b) for effectiveness of this Post-Effective Amendment No. 15 and has duly caused this Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 29th day of April, 2005.

                                         VARIABLE ANNUITY-1 SERIES ACCOUNT
                                         (Registrant)


                                         By:   /s/ William T. McCallum
                                               ------------------------------
                                               William T. McCallum, Chairman,
                                               President and Chief Executive
                                               Officer  of First Great-West
                                               Life & Annuity Insurance Company


                                         FIRST GREAT-WEST LIFE & ANNUITY
                                         INSURANCE COMPANY
                                         (Depositor)


                                         By:   /s/ William T. McCallum
                                               ------------------------------
                                               William T. McCallum, Chairman,
                                               President and Chief Executive
                                               Officer

        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with First Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                       Date



/s/William T. McCallum                                     April 29, 2005
------------------------------------
Chairman, President and Chief Executive
Officer, William T. McCallum

Signature and Title                                       Date



/s/Mitchell T.G. Graye                                     April 29, 2005
---------------------------------------------------
Executive Vice President and Chief
Financial Officer, Mitchell T.G. Graye



/s/Marcia D. Alazraki*                                     April 29, 2005
--------------------------------------------
Director, Marcia D. Alazraki



/s/James Balog*                                            April 29, 2005
--------------------------------------------
Director, James Balog



/s/Orest T. Dackow*                                        April 29, 2005
--------------------------------------------
Director, Orest T. Dackow



/s/ /Andre Desmarais*                                      April 29, 2005
------------------------------------
Director, Andre Desmarais



/s/ Paul Desmarais, Jr.*                                   April 29, 2005
---------------------------------------------
Director, Paul Desmarais, Jr.



/s/Robert Gratton*                                         April 29, 2005
------------------------------------
Director, Robert Gratton



/s/Stuart Z. Katz*                                         April 29, 2005
--------------------------------------------
Director, Stuart Z. Katz



/s/Brian E. Walsh*                                         April 29, 2005
--------------------------------------------
Director, Brian E. Walsh



*By:    /s/ Glen Derback
        -------------------------------------------
        Glen Derback
        Powers of Attorney are incorporated by reference to Registrant's Post-Effective Amendment No. 7 to the Registration Statement filed on Form N-4 on April 15, 2002, and to the Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).